UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT

INVESTMENT COMPANIES

Investment Company Act file number 811-22023

Nuveen Managed Accounts Portfolios Trust

(Exact name of registrant as specified in charter)

Nuveen Investments

333 West Wacker Drive, Chicago, IL 60606

(Address of principal executive offices) (Zip code)

Mark J. Czarniecki

Vice President and Secretary

333 West Wacker Drive,

Chicago, IL 60606

(Name and address of agent for service)

Registrant’s telephone number, including area code: (312) 917-7700

Date of fiscal year end: July 31

Date of reporting period: January 31, 2024

Form N-CSR is to be used by management investment companies to file reports with the Commission not later than 10 days after the transmission to stockholders of any report that is required to be transmitted to stockholders under Rule 30e-1 under the Investment Company Act of 1940 (17 CFR 270.30e-1). The Commission may use the information provided on Form N-CSR in its regulatory, disclosure review, inspection, and policy making roles.

A registrant is required to disclose the information specified by Form N-CSR, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-CSR unless the Form displays a currently valid Office of Management and Budget (“OMB”) control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. ss.3507.

ITEM 1.	REPORTS TO STOCKHOLDERS.

Accounts Portfolios Trust
Mutual Funds
Nuveen Managed
January 31, 2024
Semi-Annual
Report
This semi-annual report contains the Funds' unaudited financial statements.
Fund Name
Municipal Total Return Managed Accounts Portfolio NMTRX
Nuveen Core Impact Bond Managed Accounts Portfolio NCIRX
Nuveen Emerging Markets Debt Managed Accounts Portfolio NEMDX
Nuveen High Yield Managed Accounts Portfolio NMYHX
Nuveen Preferred Securities and Income Managed Accounts Portfolio NISPX
Nuveen Securitized Credit Managed Accounts Portfolio NNSDX

Table
of Contents
Important Notices 3
Risk Considerations and Dividend Information 4
About the Funds’ Benchmarks 6
Fund Performance, Expense Ratios, Effective Leverage and Holdings Summaries 7
Yields 20
Expense Examples 21
Portfolios of Investments 23
Statement of Assets and Liabilities 80
Statement of Operations 81
Statement of Changes in Net Assets 83
Financial Highlights 88
Notes to Financial Statements 100
Shareholder Meeting Report 110
Additional Fund Information 111
Glossary of Terms Used in this Report 112
Liquidity Risk Management Program 113

Important Notices
(Unaudited)

Portfolio Manager Commentaries in Semi-annual Reports
The Funds include portfolio manager commentary in their annual shareholder report. For the Funds' most recent annual portfolio manager discussion, please refer to the Portfolio Managers' Comments section of each Fund’s July 31, 2023 annual shareholder report.
For current information on your Fund’s investment objectives, portfolio management team and average annual total returns please refer to the Fund’s website at www.nuveen.com.
For changes that occurred to your Fund both during and subsequent to this reporting period, please refer to the Notes to Financial Statements section of this report.
For average annual total returns as of the end of this reporting period, please refer to the Fund Performance, Expense Ratios and Holdings
Summaries section within this report.
Securities and Exchange Commission (the “SEC”) Adopts Amendments for Tailored Shareholder Reports
On October 26, 2022, the SEC adopted rule and form amendments (the “Amendments”) that require mutual funds and exchange-traded funds registered on Form N-1A to provide shareholders with streamlined annual and semi-annual shareholder reports (“Tailored Shareholder Reports”).
Tailored Shareholder Reports are meant to be three to four pages in length and will highlight key information such as a fund’s expenses, performance and portfolio holdings. Other, more detailed information that currently appears in fund shareholder reports will be made available online, filed with the SEC, and delivered to investors free of charge in paper or electronically upon request. The first Tailored Shareholder Report prepared for the
Fund will be for the reporting period ended July 31, 2024.
Nuveen Municipal Total Return Managed Accounts Portfolio – Portfolio Manager Update
Effective October 13, 2023, Michael Sheykar , CFA was added as a portfolio manager of Nuveen Municipal Total Return Managed Accounts
Portfolio. There were no other changes to the portfolio management of the Fund during the reporting period.
Nuveen Preferred Securities and Income Managed Accounts Portfolio – Benchmark Changes
Effective November 30, 2023, the following changes were made to the Fund’s broad-based benchmark and blended performance benchmark to better reflect the securities in which the Fund primarily invests as well as the principal investment strategies employed by the Fund. These benchmark changes were applied retroactively to the Fund’s inception date, November 1, 2022:
Broad-based benchmark: Changed to the ICE U.S. Institutional Capital Securities Index from the ICE BofA U.S. All Capital Securities Index.
Blended performance benchmark: Changed to consist of 1) 60% ICE US Institutional Capital Securities Index and 2) 40% ICE USD
Contingent Capital Index. Through November 29, 2023, the blended performance benchmark consisted of 1) 45% ICE BofA U.S.
Investment Grade Institutional Capital Securities Index, 2) 40% ICE USD Contingent Capital Index and 3) 15% ICE BofA U.S. High Yield
Institutional Capital Securities Index.

Risk Considerations and Dividend
Information
Risk Considerations
Municipal Total Return Managed Accounts Portfolio
Mutual fund investing involves risk; principal loss is possible. There is no guarantee the Fund’s investment objectives will be achieved. Debt or fixed income securities such as those held by the Fund, are subject to market risk, credit risk, interest rate risk, call risk, political and economic risk, tax risk, and income risk. As interest rates rise, bond prices fall. Credit risk refers to an issuers ability to make interest and principal payments when due. Below investment grade or high yield debt securities are subject to liquidity risk and heightened credit risk. The Fund’s use of inverse floaters creates effective leverage. Leverage involves the risk that the Fund could lose more than its original investment and also increases the Fund’s exposure to volatility and interest rate risk.
Nuveen Core Impact Bond Managed Accounts Portfolio
Mutual fund investing involves risk; principal loss is possible. There is no guarantee the Fund’s investment objectives will be achieved. The Fund will include only holdings deemed consistent with the applicable Environmental Social Governance (ESG)
guidelines. As a result, the universe of investments available to the Fund will be more limited than other funds that do not apply such guidelines. ESG criteria risk is the risk that because the Fund’s ESG criteria exclude securities of certain issuers for nonfinancial reasons, the Fund may forgo some market opportunities available to funds that don’t use these criteria. Credit risk arises from an issuer’s ability to make interest and principal payments when due, as well as the prices of bonds declining when an issuer’s credit quality is expected to deteriorate. Interest rate risk occurs when interest rates rise causing bond prices to fall. The issuer of a debt security may be able to repay principal prior to the security’s maturity, known as prepayment (call) risk, because of an improvement in its credit quality or falling interest rates. In this event, this principal may have to be reinvested in securities with lower interest rates than the original securities, reducing the potential for income. Non-U.S. investments involve risks such as currency fluctuation, political and economic instability, lack of liquidity and differing legal and accounting standards. Investments in below investment grade or high yield securities are subject to liquidity risk and heightened credit risk. These and other risk considerations, such as active management, extension, issuer, illiquid investments, income volatility, and derivatives risk, are described in detail in the Fund’s prospectus.
Nuveen Emerging Markets Debt Managed Accounts Portfolio
Mutual fund investing involves risk; principal loss is possible. There is no guarantee the Fund’s investment objectives will be achieved. Foreign Investments involve risks such as currency fluctuation, political and economic instability, lack of liquidity and differing legal and accounting standards. These risks are magnified in emerging markets, which are generally smaller and more volatile than developed markets and are located in countries that may have more unstable governments than developed countries.
Investments in debt securities issued or guaranteed by governments or governmental entities are subject to the risk that an entity may delay or refuse to pay interest or principal on its sovereign debt because of cash flow problems, insufficient foreign reserves, or political or other considerations. In this event, there may be no legal process for collecting sovereign debts that a governmental entity has not repaid. The risk that foreign (non-U.S.) currencies may decline in value relative to the U.S. dollar and adversely affect the value of the Fund's investments in foreign currencies, securities denominated in foreign currencies or derivative instruments that provide exposure to foreign currencies. Credit risk arises from an issuer’s ability to make interest and principal payments when due, as well as the prices of bonds declining when an issuer’s credit quality is expected to deteriorate. Interest rate risk occurs when interest rates rise causing bond prices to fall. The Fund’s income could decline during periods of falling interest rates. Investments in below investment grade or high yield securities are subject to liquidity risk and heightened credit risk. These and other risk considerations, such as active management, call, derivatives, illiquid investments, and valuation risks, are described in detail in the
Fund’s prospectus.
Nuveen High Yield Managed Accounts Portfolio
Mutual fund investing involves risk; principal loss is possible. There is no guarantee the Fund’s investment objectives will be achieved. Investments in below investment grade or high yield securities are subject to liquidity risk and heightened credit risk.
Credit risk arises from an issuer’s ability to make interest and principal payments when due, as well as the prices of bonds declining when an issuer’s credit quality is expected to deteriorate. The Fund is subject to interest rate risk; as interest rates rise, bond prices fall. This Fund is subject to the risks of investing in loans, including loan risk due to the lack of established settlement standards or remedies for failure to settle. Preferred securities generally are subordinated to bonds and other debt instruments in a company’s capital structure and therefore will be subject to greater credit risk than those debt instruments. Foreign investments involve risks such as currency fluctuation, political and economic instability, lack of liquidity and differing legal and accounting standards. These risks are magnified in emerging markets. These and other risk considerations, such as active management, call, derivatives, and income risks, are described in detail in the Fund’s prospectus.

Nuveen Preferred Securities and Income Managed Accounts Portfolio
Mutual fund investing involves risk; principal loss is possible. There is no guarantee the Fund’s investment objectives will be achieved. Preferred securities are subordinate to bonds and other debt instruments in a company's capital structure and therefore are subject to greater credit risk. Certain types of preferred, hybrid or debt securities with special loss absorption provisions, such as contingent capital securities (CoCos), may be or become so subordinated that they present risks equivalent to, or in some cases even greater than, the same company's common stock. As interest rates rise, fixed income security prices fall. Below investment grade or high yield securities are subject to liquidity risk and heightened credit risk. The Portfolio’s policy to concentrate in financial services companies makes the Portfolio more susceptible to adverse economic or regulatory occurrences affecting the financial services sector. Foreign investments involve additional risks, including currency fluctuation, political and economic instability, lack of liquidity and differing legal and accounting standards. These and other risk considerations, such as call, credit, illiquid investments, income, and market risks, are described in detail in the Fund’s prospectus.
Nuveen Securitized Credit Managed Accounts Portfolio
Mutual fund investing involves risk; principal loss is possible. There is no guarantee the Fund’s investment objectives will be achieved. Mortgage- and asset-backed securities are subject to additional risks such as prepayment risk, liquidity risk, default risk and adverse economic developments. Holders of structured products like collateralized mortgage obligations (CMOs), collateralized debt obligations (CDOs) and collateralized loan obligations (CLOs) bear the risk of the underlying investments, index or reference obligation. These products may be thinly traded and difficult to value accurately. They may also be characterized as illiquid and are subject to counterparty risk and the general risks associated with fixed income investments. Credit risk arises from an issuer’s ability to make interest and principal payments when due, as well as the prices of bonds declining when an issuer’s credit quality is expected to deteriorate. The Fund is subject to interest rate risk; as interest rates rise, bond prices fall. The Fund’s income could decline during periods of falling interest rates. Investments in below investment grade or high yield securities are subject to liquidity risk and heightened credit risk. These and other risk considerations, such as call, derivatives, illiquid investments, market, and valuation risks, are described in detail in the Fund’s prospectus.
Dividend Information
Each Fund seeks to pay regular monthly dividends out of its net investment income at a rate that reflects its past and projected net income performance. The Fund may pay dividends at a rate that may be more or less than the amount of net income actually earned by the Fund during the period. Distributions to shareholders are determined on a tax basis, which may differ from amounts recorded in the accounting records. In instances where the monthly dividend exceeds the earned net investment income, the
Fund would report a negative undistributed net ordinary income. Refer to Notes of Financial Statements for additional information regarding the amounts of undistributed net ordinary income and undistributed net long-term capital gains and the character of the actual distributions paid by the Fund during the period.
All monthly dividends paid by each Fund during the current reporting period, were paid from net investment income. If a portion of the Fund’s monthly distributions was sourced from or comprised of elements other than net investment income, including capital gains and/or a return of capital, shareholders will be notified of those sources. For financial reporting purposes, the per share amounts of the Fund’s distributions for the reporting period are presented in this report’s Financial Highlights. For income tax purposes, distribution information for the Fund as of its most recent tax year end is presented in the Notes to Financial Statements of this report.

About the Funds’ Benchmarks
Bloomberg 7 Year Municipal Bond Index :
An index designed to measure the performance of tax-exempt U.S. investment grade municipal bonds with remaining maturities between six and eight years. Index returns assume reinvestment of distributions, but do not reflect any applicable sales charges or management fees.
Bloomberg U.S. Aggregate Bond Index:
An index designed to measure the performance of the USD-denominated, fixed-rate,
U.S. investment grade taxable bond market. The index includes Treasuries, government-related and corporate securities, mortgage-
backed securities (MBS), asset-backed securities (ABS) and commercial mortgage-backed securities (CMBS). Index returns assume reinvestment of distributions, but do not reflect any applicable sales charges or management fees.
Bloomberg U.S. Securitized Index:
A subset of the Bloomberg U.S. Aggregate Bond Index, which is an index designed to measure the performance of the USD-denominated, fixed-rate, U.S. investment grade taxable bond market. The index includes mortgage-backed-securities (MBS), asset-backed securities (ABS), commercial mortgage-backed securities (CMBS) and covered assets. Index returns assume reinvestment of distributions, but do not reflect any applicable sales charges or management fees.
ICE BofA BB-B U.S. Cash Pay High Yield Constrained Index:
An index that contains all securities in the ICE BofA U.S. Cash
Pay High Yield Constrained Index that are rated BB1 through B3, based on an average of Moody’s, S&P and Fitch, but caps issuer exposure at 2%. Index returns assume reinvestment of distributions, but do not reflect any applicable sales charges or management fees.
ICE BofA U.S. All Capital Securities Index:
An index designed to measure the performance of investment grade and below investment grade fixed rate and fixed-to-floating rate, USD-denominated hybrid corporate and preferred securities publicly issued in the U.S. domestic market. Index returns assume reinvestment of distributions, but do not reflect any applicable sales charges or management fees.
ICE BofA U.S. Investment Grade Institutional Capital Securities Index:
An index designed to measure the performance of
USD-denominated investment grade hybrid capital corporate and preferred securities publicly issued in the U.S. domestic market.
Index returns assume reinvestment of distributions, but do not reflect any applicable sales charges or management fees.
ICE BofA U.S. High Yield Institutional Capital Securities Index:
An index designed to measure the performance of USD-
denominated below investment grade hybrid capital corporate and preferred securities publicly issued in the U.S. domestic market.
Index returns assume reinvestment of distributions, but do not reflect any applicable sales charges or management fees.
ICE USD Contingent Capital Index:
An index designed to measure the performance of USD-denominated contingent capital debt publicly issued in the major domestic and Eurobond markets, including investment grade and below investment grade issues.
Index returns assume reinvestment of distributions, but do not reflect any applicable sales charges or management fees.
ICE U.S. Institutional Capital Securities Index:
An index designed to measure the performance of USD-denominated hybrid capital corporate and preferred securities publicly issued in the U.S. domestic market. The index includes investment grade and high yield $1,000 par preferred securities. Contingent capital securities are excluded from the index. Index returns assume reinvestment of distributions, but do not reflect any applicable sales charges or management fees.
JP Morgan EMBI Global Diversified Index:
A uniquely weighted USD-denominated emerging markets sovereign debt index, which allows for a more even weight distribution among the countries than the JP Morgan EMBI Global Index. The countries covered are identical to those covered by the JP Morgan EMBI Global Index, which is an index designed to measure total returns for USD-denominated debt instruments issued by emerging market sovereign and quasi-sovereign entities. Index returns assume reinvestment of distributions, but do not reflect any applicable sales charges or management fees.

Fund Performance, Expense Ratios,
Effective Leverage and Holdings
Summaries

These are special Funds developed exclusively for use within Nuveen-sponsored separately managed accounts.
The Fund Performance, Expense Ratios, Effective Leverage Ratios and Holdings Summaries for the Funds are shown within this section of the report.
Fund Performance
Performance data shown represents past performance and does not predict or guarantee future results. Investment returns and principal value will fluctuate so that when shares are repurchased, they may be worth more or less than their original cost. Current performance may be higher or lower than the performance shown.
Total returns for a period of less than one year are not annualized (i.e. cumulative returns). Since inception returns are shown for share classes that have less than 10-years of performance. Fund shares have no sales charge. Returns assume reinvestment of dividends and capital gains. For performance, current to the most recent month-end visit nuveen.com or call (800) 257-8787.
Returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the repurchase of Fund shares. Income is generally exempt from regular federal income taxes. Some income may be subject to state and local income taxes and to the federal alternative minimum tax. Capital gains, if any, are subject to tax.
Returns may reflect fee waivers and/or expense reimbursements by the investment adviser during the periods presented. If any such waivers and/or reimbursements had not been in place, returns would have been reduced. See Notes to Financial Statements for more information.
Expense Ratios
The expense ratios shown are as of the Funds’ most recent prospectus. The expense ratios shown reflect total operating expenses (before fee waivers and/or expense reimbursements). Refer to the Financial Highlights later in this report for each Fund’s expense ratios as of the end of the reporting period.
Effective Leverage Ratios
Leverage is created whenever a Fund has investment exposure (both reward and/or risk) equivalent to more than 100% of its investment capital. The effective leverage ratio shown for each Fund is the amount of investment exposure created either directly through borrowings or indirectly through inverse floaters, divided by the assets invested, including those assets that were purchased with the proceeds of the leverage, or referenced by the levered instrument.
A Fund may also from time to time borrow on a typically transient basis in connection with its day-to-day operations, primarily in connection with the need to pay cash out to redeeming shareholders or to settle portfolio trades. Such incidental borrowings, described generally in Notes to Financial
Statements, are excluded from the calculation of a Fund’s effective leverage ratio.
Holdings Summaries
The Holdings Summaries data relates to the securities held in each Fund’s portfolio of investments as of the end of this reporting period. It should not be construed as a measure of performance for the Fund itself. Holdings are subject to change. Refer to the Fund’s Portfolio of Investments for individual security information.
For financial reporting purposes, the ratings disclosed for Municipal Total Return Managed Accounts Portfolio, Nuveen Core Impact Bond Managed
Accounts Portfolio, Nuveen Preferred Securities and Income Managed Accounts Portfolio and Nuveen Securitized Credit Managed Accounts
Portfolio are the highest rating given by one of the following national rating agencies: Standard & Poor’s, Moody’s Investors Service, Inc. or Fitch, Inc.
This treatment of split-rated securities may differ from that used for other purposes, such as for Fund investment policies. Credit ratings are subject to change. AAA, AA, A and BBB are investment grade rating; BB, B, CCC, CC, C and D are below investment grade ratings. Holdings designated
N/R are not rated by these national rating agencies.
For financial reporting purposes, the ratings disclosed for Nuveen High Yield Managed Accounts Portfolio are the lowest rating given by one of the following national rating agencies: Standard & Poor’s, Moody’s Investors Service, Inc. or Fitch, Inc. This treatment of split-rated securities may differ from that used for other purposes, such as for Fund investment policies. Credit ratings are subject to change. AAA, AA, A and BBB are investment grade rating; BB, B, CCC, CC, C and D are below investment grade ratings. Holdings designated N/R are not rated by these national rating agencies.
For financial reporting purposes, Nuveen Emerging Markets Debt Managed Accounts Portfolio uses credit quality ratings for its portfolio securities provided by Standard & Poor’s Group, Moody’s Investors Service, Inc. and Fitch, Inc. If all three provide a rating for a security, the middle is used; if two of the three agencies rate a security, the lower rating is used; and if only one rating agency rates a security, that rating is used. This treatment of split-rated securities may differ from that used for other purposes, such as for Fund investment policies. Credit ratings are subject to change. AAA,
AA, A and BBB are investment grade ratings; BB, B, CCC, CC, C and D are below-investment grade ratings. Holdings designated N/R are not rated by these national rating agencies.

Municipal Total Return Managed Accounts Portfolio
(continued)
Fund Performance, Expense Ratios, Effective Leverage and Holdings Summaries
January 31, 2024
Refer to the first page of this Fund Performance, Expense Ratios, Effective Leverage Ratios and Holdings Summa-
ries section for further explanation of the information included within this section.  Refer to the Glossary of Terms Used in this Report for further definition of terms used in this section.
Fund Performance and Expense Ratios*
* For purposes of Fund performance, relative results are measured against the Bloomberg 7 Year Municipal Bond Index.
** The Fund’s investment adviser has contractually agreed irrevocably during the existence of the Fund to waive all fees and pay or re-
imburse all expenses of the Fund, except for interest expense, taxes, fees incurred in acquiring and disposing of portfolio securities and extraordinary expenses.
Effective Leverage Ratio as of January 31, 2024
Total Returns as of
January 31, 2024
Cumulative Average Annual Expense Ratios
**
Inception
Date 6-Month 1-Year 5-Year 10-Year Gross Net
Shares at NAV 5/31/07 3.17% 3.56% 1.81% 3.47% 0.11% 0.04%
Bloomberg 7 Year Municipal Bond
Index – 2.59% 2.11% 1.83% 2.34% — —
Effective Leverage Ratio 0.00%

Holdings Summaries as of January 31, 2024
Fund Allocation
(% of net assets)
Municipal Bonds 95 .7%
Short-Term Municipal Bonds 1 .0%
Other Assets & Liabilities, Net 3.3%
Net Assets 100%
Bond Credit Quality
(% of total investment exposure)
U.S. Guaranteed 4.4%
AAA 10.3%
AA 41.0%
A 19.5%
BBB 13.6%
BB or Lower 3.3%
N/R (not rated) 7.9%
Total 100%
Portfolio Composition
(% of total investments)
Health Care 22.4%
Transportation 17.8%
Tax Obligation/Limited 17.0%
Tax Obligation/General 12.6%
Education and Civic
Organizations 11.0%
Utilities 9.4%
U.S. Guaranteed 4.5%
Other 5.3%
Total 100%
States and Territories
1
(% of total municipal bonds)
Florida 12.1%
Illinois 9.2%
New York 7.3%
Texas 7.0%
Indiana 5.4%
Colorado 4.9%
California 4.3%
Utah 4.0%
Washington 2.9%
Pennsylvania 2.6%
Michigan 2.5%
New Jersey 2.3%
Missouri 2.3%
Louisiana 2.3%
Virginia 2.2%
Arizona 2.1%
Ohio 2.0%
Nevada 1.8%
Georgia 1.4%
Mississippi 1.4%
New Hampshire 1.4%
South Dakota 1.4%
Nebraska 1.4%
Idaho 1.2%
Wisconsin 1.2%
Other 13.4%
Total 100%
1
See the Portfolio of Investments for the remaining states comprising "Other" and not listed in the table above.

Nuveen Core Impact Bond Managed Accounts Portfolio
(continued)
Fund Performance, Expense Ratios, Effective Leverage and Holdings Summaries
January 31, 2024
Refer to the first page of this Fund Performance, Expense Ratios and Holdings Summaries section for further expla-
nation of the information included within this section.  Refer to the Glossary of Terms Used in this Report for further definition of terms used in this section.
Fund Performance and Expense Ratios*
* For purposes of Fund performance, relative results are measured against the Bloomberg U.S. Aggregate Bond Index.
** The Fund’s investment adviser has contractually agreed irrevocably during the existence of the Fund to waive all fees and pay or re-
imburse all expenses of the Fund, except for interest expense, taxes, fees incurred in acquiring and disposing of portfolio securities and extraordinary expenses.
Effective Leverage Ratio as of January 31, 2024
Total Returns as of
January 31, 2024
Cumulative Average Annual Expense Ratios
Inception
Date 6-Month 1-Year
Since
Inception Gross Net
Shares at NAV 7/09/20 4.16% 2.00% (3.25)% 2.56% —%
Bloomberg U.S. Aggregate Bond Index – 3.15% 2.10% (2.70)% — —
Effective Leverage Ratio 0.00%

Holdings Summaries as of January 31, 2024
Fund Allocation
(% of net assets)
Corporate Bonds 52 .7%
Asset-Backed and Mortgage-
Backed Securities 26 .7%
Municipal Bonds 7 .7%
Emerging Market Debt and
Foreign Corporate Bonds 7 .2%
U.S. Government and Agency
Obligations 4 .3%
$1,000 Par (or similar)
Institutional Preferred 1 .1%
Investments Purchased with
Collateral from Securities
Lending 1 .8%
Other Assets & Liabilities, Net (1.5)%
Net Assets 100%
Portfolio Composition
1
(% of net assets)
Asset-Backed and Mortgage-
Backed Securities 26.7%
Electric Utilities 11.7%
Municipal Bonds 7.7%
Financial Services 6.1%
Banks 4.6%
Independent Power And
Renewable Electricity Prod 4.3%
U.S. Government and Agency
Obligations 4.3%
Chemicals 4.0%
Capital Markets 3.3%
Commercial Services & Supplies 2.8%
Semiconductors &
Semiconductor Equipment 2.6%
Retail REITs 2.2%
Diversified Telecommunication
Services 2.1%
Beverages 2.0%
Hotels, Restaurants & Leisure 2.0%
Hotel & Resort REITs 1.9%
Diversified REITs 1.2%
Automobiles 0.9%
Oil, Gas & Consumable Fuels 0.8%
Other 1.3%
Emerging Market Debt And
Foreign Corporate Bonds 7.2%
Investments Purchased with
Collateral from Securities
Lending 1.8%
Other Assets & Liabilities, Net (1.5)%
Net Assets 100%
Bond Credit Quality
(% of total investment exposure)
AAA 24.5%
AA 10.7%
A 19.9%
BBB 15.3%
BB or Lower 5.1%
N/R (not rated) 22.7%
N/A (not applicable) 1.8%
Total 100%
1
See the Portfolio of Investments for the remaining industries/sectors comprising  “Other” and not listed in the table above.

Nuveen Emerging Markets Debt Managed Accounts
Portfolio
(continued)
Fund Performance, Expense Ratios, Effective Leverage and Holdings Summaries
January 31, 2024
Refer to the first page of this Fund Performance, Expense Ratios and Holdings Summaries section for further expla-
nation of the information included within this section.  Refer to the Glossary of Terms Used in this Report for further definition of terms used in this section.
Fund Performance and Expense Ratios*
* For purposes of Fund performance, relative results are measured against the JPMorgan EMBI Global Diversified Index.
** The Fund’s investment adviser has contractually agreed irrevocably during the existence of the Fund to waive all fees and pay or re-
imburse all expenses of the Fund, except for interest expense, taxes, fees incurred in acquiring and disposing of portfolio securities and extraordinary expenses.
Effective Leverage Ratio as of January 31, 2024
Total Returns as of
January 31, 2024
Cumulative Average Annual Expense Ratios
Inception
Date 6-Month 1-Year
Since
Inception Gross Net
Shares at NAV 11/01/22 3.25% 4.85% 10.67% 0.51% — %
JP Morgan EMBI Global Diversified Index – 3.66% 6.58% 14.24% — —
Effective Leverage Ratio 0.00%

Holdings Summaries as of January 31, 2024
Fund Allocation
(% of net assets)
Sovereign Debt 48.6%
Corporate Bonds 45.5%
Contingent Capital Securities 0.8%
$1,000 Par (or similar)
Institutional Preferred 0.6%
Investments Purchased with
Collateral from Securities
Lending 1.9%
Other Assets & Liabilities, Net 2.6%
Net Assets 100%
Country Allocation
1
(% of net assets)
Mexico 11.5%
Indonesia 6.7%
Chile 6.1%
United Arab Emirates 6.0%
Brazil 4.6%
Saudi Arabia 4.2%
India 4.0%
South Africa 3.8%
Colombia 3.5%
Israel 3.3%
Peru 3.2%
Panama 2.6%
Qatar 2.4%
Hungary 2.2%
Malaysia 2.0%
Poland 2.0%
Philippines 2.0%
Uruguay 1.9%
Dominican Republic 1.7%
Romania 1.7%
Kazakhstan 1.6%
Other 18.5%
Investments Purchased with
Collateral from Securities
Lending 1.9%
Other Assets & Liabilities, Net 2.6%
Net Assets 100%
Portfolio Composition
2
(% of net assets)
Sovereign Debt 48.6%
Oil, Gas & Consumable Fuels 11.2%
Banks 8.0%
Metals & Mining 4.6%
Electric Utilities 2.8%
Chemicals 2.6%
Financial Services 2.2%
Ground Transportation 1.6%
Transportation Infrastructure 1.5%
Construction Materials 1.4%
Paper & Forest Products 1.2%
Independent Power And
Renewable Electricity Producers 1.2%
Beverages 1.2%
Capital Markets 0.8%
Marine Transportation 0.8%
Aerospace & Defense 0.8%
Industrial Conglomerates 0.7%
Diversified Telecommunication
Services 0.7%
Hotels, Restaurants & Leisure 0.7%
Broadline Retail 0.7%
Other 2.2%
Investments Purchased with
Collateral from Securities
Lending 1.9%
Other Assets & Liabilities, Net 2.6%
Net Assets 100%
Bond Credit Quality
(% of total investment exposure)
AA 8.1%
A 14.3%
BBB 47.1%
BB or Lower 28.6%
N/A (not applicable) 1.9%
Total 100%
1
Includes 90.9% (as a percentage of net assets) in emerging market countries.
2
See the Portfolio of Investments for the remaining industries/sectors comprising  “Other” and not listed in the table above.

Nuveen High Yield Managed Accounts Portfolio
(continued)
Fund Performance, Expense Ratios, Effective Leverage and Holdings Summaries
January 31, 2024
Refer to the first page of this Fund Performance, Expense Ratios and Holdings Summaries section for further expla-
nation of the information included within this section.  Refer to the Glossary of Terms Used in this Report for further definition of terms used in this section.
Fund Performance and Expense Ratios*
* For purposes of Fund performance, relative results are measured against the ICE BofA BB-B U.S. Cash Pay High Yield Constrained
Index.
** The Fund’s investment adviser has contractually agreed irrevocably during the existence of the Fund to waive all fees and pay or re-
imburse all expenses of the Fund, except for interest expense, taxes, fees incurred in acquiring and disposing of portfolio securities and extraordinary expenses.
Effective Leverage Ratio as of January 31, 2024
Total Returns as of
January 31, 2024
Cumulative Average Annual Expense Ratios
Inception
Date 6-Month 1-Year
Since
Inception Gross Net
Shares at NAV 11/01/22 6.00% 8.70% 10.61% 0.87% —%
ICE BofA BB-B U.S. Cash Pay High Yield Constrained
Index – 6.06% 8.71% 11.12% — —
Effective Leverage Ratio 0.00%

Holdings Summaries as of January 31, 2024
Fund Allocation
(% of net assets)
Corporate Bonds 95 .2%
Investments Purchased with
Collateral from Securities
Lending 13 .6%
Other Assets & Liabilities, Net (8.8)%
Net Assets 100%
Portfolio Composition
1
(% of net assets)
Energy 14.8%
Media & Entertainment 10.8%
Materials 7.4%
Health Care Equipment &
Services 7.2%
Consumer Discretionary
Distribution & Retail 6.0%
Financial Services 5.2%
Utilities 5.1%
Capital Goods 4.7%
Consumer Services 4.7%
Commercial & Professional
Services 4.5%
Software & Services 3.1%
Telecommunication Services 3.1%
Pharmaceuticals, Biotechnology
& Life Sciences 2.9%
Transportation 2.7%
Equity Real Estate Investment
Trusts (REITs) 2.7%
Automobiles & Components 2.1%
Insurance 1.9%
Food, Beverage & Tobacco 1.8%
Consumer Durables & Apparel 1.4%
Household & Personal Products 1.4%
Consumer Staples Distribution
& Retail 0.8%
Technology Hardware &
Equipment 0.5%
Real Estate Management &
Development 0.4%
Investments Purchased with
Collateral from Securities
Lending 13.6%
Other Assets & Liabilities, Net (8.8)%
Net Assets 100%
Bond Credit Quality
(% of total investment exposure)
BB or Lower 87.5%
N/A (not applicable) 12.5%
Total 100%
1
See the Portfolio of Investments for the remaining industries/sectors comprising  “Other” and not listed in the table above.

Nuveen Preferred Securities and Income Managed
Accounts Portfolio
(continued)
Fund Performance, Expense Ratios, Effective Leverage and Holdings Summaries
January 31, 2024
Refer to the first page of this Fund Performance, Expense Ratios and Holdings Summaries section for further expla-
nation of the information included within this section.  Refer to the Glossary of Terms Used in this Report for further definition of terms used in this section.
Fund Performance and Expense Ratios*
* For purposes of Fund performance, relative results are measured against the Preferred Securities and Income Managed Accounts
Portfolio Blended Benchmark, which consists of 1) 60% ICE U.S. Institutional Capital Securities Index and 2) 40% ICE USD Contin-
gent Capital Index.
** The Fund’s investment adviser has contractually agreed irrevocably during the existence of the Fund to waive all fees and pay or re-
imburse all expenses of the Fund, except for interest expense, taxes, fees incurred in acquiring and disposing of portfolio securities and extraordinary expenses.
Effective November 30, 2023, the Fund selected the ICE U.S. Institutional Capital Securities Index to replace the ICE
BofA U.S. All Capital Securities Index as the Fund’s broad-based benchmark because the Fund’s investment adviser believes that the ICE U.S. Institutional Capital Securities Index better reflects the securities in which the Fund primarily invests as well as the principal investment strategies employed by the Fund. The benchmark change was applied retro-
actively to the Fund’s inception date, November 1, 2022.
Effective Leverage Ratio as of January 31, 2024
Total Returns as of
January 31, 2024
Cumulative Expense Ratios
**
Inception
Date 6-Month 1-Year
Since
Inception Gross Net
Shares at NAV 11/01/22 7.67% 2.89% 9.12% 0.79% —%
ICE U.S. Institutional Capital Securities Index – 7.21% 5.42% 12.17% — —
ICE BofA U.S. All Capital Securities Index – 7.30% 3.22% 11.85% – –
Preferred Securities and Income Managed
Accounts Portfolio Blended Benchmark – 7.14% 2.14% 9.72% – –
Effective Leverage Ratio 0.00%

Holdings Summaries as of January 31, 2024
Fund Allocation
(% of net assets)
$1,000 Par (or similar)
Institutional Preferred 60 .0%
Contingent Capital Securities 35 .1%
$25 Par (or similar) Retail
Preferred 3 .2%
Corporate Bonds 0 .4%
Investments Purchased with
Collateral from Securities
Lending 12 .6%
Other Assets & Liabilities, Net (11.3)%
Net Assets 100%
Bond Credit Quality
(% of total investment exposure)
BBB 57.9%
BB or Lower 29.7%
N/R (not rated) 12.4%
Total 100%
Country Allocation
(% of net assets)
United States 46 .5%
United Kingdom 13 .9%
France 10 .2%
Canada 8 .3%
Spain 4 .6%
Australia 3 .7%
Ireland 2 .9%
Switzerland 2 .9%
Netherlands 2 .5%
Germany 2 .1%
Italy 1 .1%
Investments Purchased with
Collateral from Securities
Lending 12 .6%
Other Assets & Liabilities, Net ( 11 .3 ) %
Net Assets 100%
Portfolio Composition
1
(% of net assets)
Banks 45.7%
Financial Services 15.8%
Insurance 11.8%
Energy 8.8%
Utilities 6.0%
Automobiles & Components 3.4%
Capital Goods 2.9%
Telecommunication Services 1.8%
Media & Entertainment 1.6%
Food, Beverage & Tobacco 0.7%
Software & Services 0.2%
Investments Purchased with
Collateral from Securities
Lending 12.6%
Other Assets & Liabilities, Net (11.3)%
Net Assets 100%
1
See the Portfolio of Investments for the remaining industries/sectors comprising  “Other” and not listed in the table above.

Nuveen Securitized Credit Managed Accounts Portfolio
(continued)
Fund Performance, Expense Ratios, Effective Leverage and Holdings Summaries
January 31, 2024
Refer to the first page of this Fund Performance, Expense Ratios and Holdings Summaries section for further expla-
nation of the information included within this section.  Refer to the Glossary of Terms Used in this Report for further definition of terms used in this section.
Fund Performance and Expense Ratios*
* For purposes of Fund performance, relative results are measured against the Bloomberg U.S. Securitized Index.
** The Fund’s investment adviser has contractually agreed irrevocably during the existence of the Fund to waive all fees and pay or re-
imburse all expenses of the Fund, except for interest expense, taxes, fees incurred in acquiring and disposing of portfolio securities and extraordinary expenses.
Effective Leverage Ratio as of January 31, 2024
Total Returns as of
January 31, 2024
Cumulative Average Annual Expense Ratios
Inception
Date 6-Month 1-Year
Since
Inception Gross Net
Shares at NAV 11/01/22 4.44% 5.23% 9.15% 0.66% — %
Bloomberg U.S. Securitized Index – 2.79% 1.34% 6.41% — —
Effective Leverage Ratio 0.00%

Holdings Summaries as of January 31, 2024
Fund Allocation
(% of net assets)
Asset-Backed and Mortgage-
Backed Securities 98 .1%
Corporate Bonds 1 .0%
Other Assets & Liabilities, Net 0.9%
Net Assets 100%
Bond Credit Quality
(% of total investment exposure)
AAA 29.0%
AA 12.6%
A 2.0%
BBB 9.5%
N/R (not rated) 46.9%
Total 100%

Yields
as of January 31, 2024
Dividend Yield is the most recent dividend per share (annualized) divided by the offering price per share.
The SEC 30-Day Yield is a standardized measure of a fund’s yield that accounts for the future amortization of premiums or discounts of bonds held in the fund’s portfolio. The SEC 30-Day Yield is computed under an SEC standardized formula and is based on the maximum offer price per share. Subsidized yields reflect fee waivers and/or expense reimbursements from the investment adviser during the period. Unsubsidized yields do not reflect waivers and/or reimbursements from the investment adviser during the period. Refer to the Notes to Financial Statements for further details on the investment adviser’s most recent agreement with the Fund to waive fees and/or reimburse expenses, where applicable. Dividend Yield may differ from the SEC 30-Day Yield because the fund may be paying out more or less than it is earning and it may not include the effect of amortization of bond premium or discounts.
The Taxable-Equivalent Yield represents the yield that must be earned on a fully taxable investment in order to equal the yield of the Fund on an after-tax basis at an assumed tax rate. Your actual combined federal and state income tax rates may differ from the assumed rate. Taxable-Equivalent Yield also takes into account the percentage of the Fund’s income generated and paid by the Fund (based on payments made during the previous calendar year) that was either exempt from federal income tax but not from state income tax (e.g., income from an out-of-state municipal bond), or was exempt from neither federal nor state income tax. Separately, if the comparison were instead to investments that generate qualified dividend income, which is taxable at a rate lower than an individual’s ordinary graduated tax rate, the fund’s Taxable-Equivalent Yield would be lower.
Municipal Total Return Managed Accounts Portfolio
Dividend Yield 4.10%
SEC 30-Day Yield - Subsidized 3.88%
SEC 30-Day Yield - Unsubsidized 3.81%
Taxable-Equivalent Yield - Subsidized (40.8%)
1
6.55%
Taxable-Equivalent Yield - Unsubsidized (40.8%)
1
6.44%
Nuveen Core Impact Bond Managed Accounts Portfolio
Dividend Yield 4.56%
SEC 30-Day Yield - Subsidized 5.25%
SEC 30-Day Yield - Unsubsidized 3.25%
Nuveen Emerging Markets Debt Managed Accounts Portfolio
Dividend Yield 6.44%
SEC 30-Day Yield - Subsidized 6.06%
SEC 30-Day Yield - Unsubsidized 5.61%
Nuveen High Yield Managed Accounts Portfolio
Dividend Yield 7.28%
SEC 30-Day Yield - Subsidized 7.10%
SEC 30-Day Yield - Unsubsidized 6.38%
Nuveen Preferred Securities and Income Managed Accounts Portfolio
Dividend Yield 6.70%
SEC 30-Day Yield - Subsidized 6.94%
SEC 30-Day Yield - Unsubsidized 6.27%
Nuveen Securitized Credit Managed Accounts Portfolio
Dividend Yield 5.18%
SEC 30-Day Yield - Subsidized 5.16%
SEC 30-Day Yield - Unsubsidized 4.71%
1
The Taxable-Equivalent Yield is based on the Fund's SEC 30-Day Yield on the indicated date and a federal income tax rate shown in the respective table above.

Expense
Examples

As a shareholder of one or more of the Funds, you incur two types of costs: (1) transaction costs, including up-front and back-
end sales charges (loads) or redemption fees, where applicable; and (2) ongoing costs, including management fees; distribution and service (12b-1) fees, where applicable; and other Fund expenses. The Examples below are intended to help you understand your ongoing costs (in dollars) of investing in the Funds and to compare these costs with the ongoing costs of investing in other mutual funds. The Examples below include the interest and related expenses from inverse floaters that are reflected in the financial statements later within this report, when applicable.
The Examples below are based on an investment of $1,000 invested at the beginning of the period and held through the period ended January 31, 2024.
The beginning of the period is August 1, 2023.
The information under “Actual Performance,” together with the amount you invested, allows you to estimate actual expenses incurred over the reporting period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by
$1,000 = 8.60) and multiply the result by the cost shown for your share class, in the row entitled “Expenses Incurred During Period”
to estimate the expenses incurred on your account during this period.
The information under “Hypothetical Performance,” provides information about hypothetical account values and hypothetical expenses based on each Fund’s actual expense ratios and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expense you incurred for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.
Please note that the expenses shown in the following tables are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the hypothetical information is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds or share classes. In addition, if these transaction costs were included, your costs would have been higher.
Municipal Total Return
Actual Performance
Beginning Account Value $1,000.00
Ending Account Value $1,031.70
Expenses Incurred During the Period $(0.10)
Hypothetical Performance
(5% annualized return before expenses)
Beginning Account Value $1,000.00
Ending Account Value $1,025.24
Expenses Incurred During the Period $(0.10)
Expenses are equal to the Fund’s annualized net expense ratio of (0.02)% multiplied by the average account value over the period, multiplied by 184/366 (to reflect the one-half year period).
Core Impact Bond
Actual Performance
Beginning Account Value $1,000.00
Ending Account Value $1,041.60
Expenses Incurred During the Period $–
Hypothetical Performance
(5% annualized return before expenses)
Beginning Account Value $1,000.00
Ending Account Value $1,025.14
Expenses Incurred During the Period $–
Expenses are equal to the Fund’s annualized net expense ratio of 0.00% multiplied by the average account value over the period, multiplied by 184/366 (to reflect the one-half year period).

Expense Examples
(continued)

Emerging Markets Debt
Actual Performance
Beginning Account Value $1,000.00
Ending Account Value $1,032.50
Expenses Incurred During the Period $–
Hypothetical Performance
(5% annualized return before expenses)
Beginning Account Value $1,000.00
Ending Account Value $1,025.14
Expenses Incurred During the Period $–
Expenses are equal to the Fund’s annualized net expense ratio of 0.00% multiplied by the average account value over the period, multiplied by 184/366 (to reflect the one-half year period).
High Yield
Actual Performance
Beginning Account Value $1,000.00
Ending Account Value $1,060.00
Expenses Incurred During the Period $–
Hypothetical Performance
(5% annualized return before expenses)
Beginning Account Value $1,000.00
Ending Account Value $1,025.14
Expenses Incurred During the Period $–
Expenses are equal to the Fund’s annualized net expense ratio of 0.00% multiplied by the average account value over the period, multiplied by 184/366 (to reflect the one-half year period).
Preferred Securities and Income
Actual Performance
Beginning Account Value $1,000.00
Ending Account Value $1,076.70
Expenses Incurred During the Period $–
Hypothetical Performance
(5% annualized return before expenses)
Beginning Account Value $1,000.00
Ending Account Value $1,025.14
Expenses Incurred During the Period $–
Expenses are equal to the Fund’s annualized net expense ratio of 0.00% multiplied by the average account value over the period, multiplied by 184/366 (to reflect the one-half year period).
Securitized Credit
Actual Performance
Beginning Account Value $1,000.00
Ending Account Value $1,044.40
Expenses Incurred During the Period $–
Hypothetical Performance
(5% annualized return before expenses)
Beginning Account Value $1,000.00
Ending Account Value $1,025.14
Expenses Incurred During the Period $–
Expenses are equal to the Fund’s annualized net expense ratio of 0.00% multiplied by the average account value over the period, multiplied by 184/366 (to reflect the one-half year period).

Municipal Total Return Managed Accounts
Portfolio
Portfolios of Investments January 31, 2024
(Unaudited)
Principal
Amount (000) Description (a)
Optional Call
Provisions (b) Value
LONG-TERM INVESTMENTS - 95.7%
X –
MUNICIPAL BONDS - 95 .7 % X 1,459,939,911
Alabama - 0.5%
$ 1,270 DCH Health Care Authority, Alabama, Healthcare Facilities Revenue
Bonds, Refunding  Series 2015, 5.000%, 6/01/33
6/25 at 100.00 $ 1,290,769
2,960 Huntsville, Alabama, General Obligation Warrants, Series 2023B, 5.000%,
3/01/40
3/33 at 100.00 3,390,499
1,415 Madison Water and Wastewater Board, Alabama, Water and Sewer
Revenue Bonds, Series 2023, 5.250%, 12/01/48
12/33 at 100.00 1,611,539
1,205 The Public Educational Building Authority of Jacksonville, Alabama,
Jacksonville State University Foundation, Higher Educational Facilities
Revenue Bonds, Jackson State University Project Series 2023A, 5.000%,
8/01/54 - AGM Insured
2/33 at 100.00 1,278,805
Total Alabama 7,571,612
Alaska - 0.5%
1,400 Alaska Industrial Development and Export Authority, Power Revenue
Bonds, Snettisham Hydroelectric Project, Refunding Series 2015, 5.000%,
1/01/30, (AMT)
7/25 at 100.00 1,421,639
1,590 Alaska Municipal Bond Bank, General Obligation Bonds, Three Series
2015, 5.250%, 10/01/31
4/25 at 100.00 1,627,083
Alaska Municipal Bond Bank, General Obligation Bonds, Three Series
2023
:
1,030 5.250%, 12/01/38, (AMT) 12/33 at 100.00 1,148,532
1,145 5.250%, 12/01/40, (AMT) 12/33 at 100.00 1,267,138
2,310 Anchorage, Alaska, Solid Waste Services Revenue Bonds, Refunding
Series 2022A, 5.500%, 11/01/41
11/32 at 100.00 2,655,331
Total Alaska 8,119,723
Arizona - 1.8%
2,200 Arizona Industrial Development Authority Education Revenue Bonds,
Pinecrest Academy of Northern Nevada Project, Series 2022A, 4.500%,
7/15/29, 144A
7/25 at 100.00 2,064,928
100 Arizona Industrial Development Authority, Arizona, Education Facility
Revenue Bonds, Basis Schools, Inc. Projects, Series 2017D, 5.000%,
7/01/37, 144A
7/27 at 100.00 100,306
1,000 Arizona Industrial Development Authority, Arizona, Education Facility
Revenue Bonds, Basis Schools, Inc. Projects, Series 2017G, 5.000%,
7/01/51, 144A
7/27 at 100.00 929,571
60 Arizona Industrial Development Authority, Arizona, Education Revenue
Bonds, Arizona Agribusiness and Equine Center, Inc. Project, Series
2017B, 4.000%, 3/01/27, 144A
No Opt. Call 58,488
750 Arizona Industrial Development Authority, Arizona, Education Revenue
Bonds, Pinecrest Academy of Nevada Horizon, Inspirada and St. Rose
Campus Projects, Series 2018A, 5.000%, 7/15/28, 144A
7/26 at 100.00 759,990
Arizona Industrial Development Authority, Education Facility Revenue
Bonds, Leman Academy of Excellence Projects, Series 2022A
:
500 4.000%, 7/01/28 No Opt. Call 502,437
500 4.000%, 7/01/29 No Opt. Call 503,353
1,405 4.000%, 7/01/30 7/29 at 100.00 1,414,273

Municipal Total Return Managed Accounts Portfolio
(continued)
Portfolios of Investments
January 31, 2024
(Unaudited)

Principal
Amount (000) Description (a)
Optional Call
Provisions (b) Value
Arizona (continued)
$ 1,605 Maricopa County Industrial Development Authority, Arizona, Education
Revenue Bonds, Sun Valley Academy, Series 2024A, 6.250%, 7/01/44,
144A
7/31 at 100.00 $ 1,638,240
2,875 Maricopa County Union High School District 216 Agua Fria, Arizona,
General Obligation Bonds, School Improvement, Project of 2023, Series
2024A, 5.000%, 7/01/42
7/33 at 100.00 3,280,356
1,000 Phoenix Civic Improvement Corporation, Arizona, Airport Revenue Bonds,
Junior Lien Series 2015A, 5.000%, 7/01/45
7/25 at 100.00 1,010,104
3,785 Phoenix Civic Improvement Corporation, Arizona, Wastewater System
Revenue Bonds, Junior Lien Series 2023, 5.250%, 7/01/47
7/33 at 100.00 4,280,650
5,025 Phoenix Industrial Development Authority, Arizona, Education Facility
Revenue Bonds, Great Hearts Academies Project, Series 2014A, 5.000%,
7/01/44
7/24 at 100.00 4,964,464
410 Pima County Industrial Development Authority, Arizona, Education Facility
Revenue Bonds, San Tan Montessori School Project, Series 2017, 6.750%,
2/01/50, 144A
2/28 at 100.00 420,055
3,300 Salt River Project Agricultural Improvement and Power District, Arizona,
Electric System Revenue Bonds, Series 2023A, 5.000%, 1/01/50
1/33 at 100.00 3,641,587
Yavapai County Industrial Development Authority,  Arizona, Education
Revenue Bonds, Arizona Agribusiness and Equine Center Inc Project,
Refunding Series 2015A
:
45 3.900%, 9/01/24, 144A No Opt. Call 44,719
1,500 5.000%, 9/01/34, 144A 3/25 at 100.00 1,479,353
Total Arizona 27,092,874
Arkansas - 0.3%
1,800 Arkansas Development Finance Authority, Revenue Bonds, Baptist
Memorial Health Care, Refunding Series 2020B-1, 5.000%, 9/01/36
9/30 at 100.00 1,872,753
2,015 Arkansas Tech University, Revenue Bonds, Refunding Student Fee Series
2022A, 5.000%, 12/01/42 - BAM Insured
12/30 at 100.00 2,130,421
1,000 Pulaski County, Arkansas, Hospital Revenue Bonds, Arkansas Children's
Hospital, Series 2023, 5.000%, 3/01/41
3/33 at 100.00 1,095,435
Total Arkansas 5,098,609
California - 4.2%
655 California Educational Facilities Authority, Revenue Bonds, Stanford
University, Series 2013-U3, 5.000%, 6/01/43
No Opt. Call 814,930
1,185 California Health Facilities Financing Authority, Revenue Bonds, Adventist
Health System/West, Refunding Series 2016A, 4.000%, 3/01/35
3/26 at 100.00 1,195,938
205 California Health Facilities Financing Authority, Revenue Bonds, Children's
Hospital Los Angeles, Series 2017A, 5.000%, 8/15/35
8/27 at 100.00 213,903
3,540 California Health Facilities Financing Authority, Revenue Bonds,
Providence Saint Joseph Health System, Series 2009C, 5.000%, 7/01/33
1/33 at 100.00 3,972,737
2,420 California Infrastructure and Economic Development Bank, Revenue
Bonds, Brightline West Passenger Rail Project, Series 2020A, 3.950%,
1/01/50, (AMT), (Mandatory Put 1/30/25)
3/24 at 100.00 2,420,227
100 California Municipal Finance Authority Charter School Revenue Bonds,
River Charter Schools Project, Series 2018A, 5.500%, 6/01/38, 144A
6/26 at 100.00 100,599
1,180 California Municipal Finance Authority, Charter School Revenue Bonds,
Palmdale Aerospace Academy Project, Series 2016A, 5.000%, 7/01/36,
144A
7/26 at 100.00 1,182,605

Principal
Amount (000) Description (a)
Optional Call
Provisions (b) Value
California (continued)
$ 1,500 California Municipal Finance Authority, Charter School Revenue Bonds,
Palmdale Aerospace Academy Project, Series 2018A, 5.000%, 7/01/38,
144A
7/28 at 100.00 $ 1,470,809
735 California Municipal Finance Authority, Mobile Home Park Revenue
Bonds, Caritas Affordable Housing Inc Projects, Senior Series 2014A,
5.000%, 8/15/30
8/24 at 100.00 739,881
California Municipal Finance Authority, Revenue Bonds, Eisenhower
Medical Center, Refunding Series 2017A
:
3,015 5.000%, 7/01/33 7/27 at 100.00 3,148,783
1,750 4.000%, 7/01/42 7/27 at 100.00 1,626,826
6,000 California Municipal Finance Authority, Revenue Bonds, Linxs APM Project,
Senior Lien Series 2018A, 5.000%, 12/31/38, (AMT)
6/28 at 100.00 6,159,166
4,000 California Pollution Control Financing Authority, Water Furnishing
Revenue Bonds, Poseidon Resources Channelside LP Desalination Project,
Series 2012, 5.000%, 11/21/45, (AMT), 144A
7/24 at 100.00 4,001,932
355 California Public Finance Authority, Revenue Bonds, Henry Mayo Newhall
Hospital, Series 2021A, 4.000%, 10/15/24
No Opt. Call 355,079
1,000 California School Finance Authority, California, Charter School Revenue
Bonds, Aspire Public Schools, Refunding Series 2015A, 5.000%, 8/01/35,
144A
8/25 at 100.00 1,015,624
California School Finance Authority, California, Charter School Revenue
Bonds, Aspire Public Schools, Refunding Series 2016
:
305 5.000%, 8/01/24, 144A No Opt. Call 306,547
25 (c) 5.000%, 8/01/24, (ETM), 144A No Opt. Call 25,244
325 5.000%, 8/01/25, 144A No Opt. Call 329,108
35 (c) 5.000%, 8/01/25, (ETM), 144A No Opt. Call 36,110
725 5.000%, 8/01/26, 144A 8/25 at 100.00 736,723
65 (c) 5.000%, 8/01/26, (Pre-refunded 8/01/25), 144A 8/25 at 100.00 67,063
225 5.000%, 8/01/27, 144A 8/25 at 100.00 228,945
25 (c) 5.000%, 8/01/27, (Pre-refunded 8/01/25), 144A 8/25 at 100.00 25,793
1,485 California School Finance Authority, Charter School Revenue Bonds,
Classical Academies Project, Series 2017A, 5.000%, 10/01/37, 144A
10/27 at 100.00 1,503,416
700 California School Finance Authority, Charter School Revenue Bonds,
Rocketship Education Obligated Group, Series 2016A, 5.000%, 6/01/31,
144A
6/25 at 100.00 707,585
California School Finance Authority, Charter School Revenue Bonds,
Rocketship Public Schools Obligated Group, Series 2017G
:
310 5.000%, 6/01/30, 144A 6/27 at 100.00 318,295
325 5.000%, 6/01/37, 144A 6/27 at 100.00 328,125
100 California School Finance Authority, Charter School Revenue Bonds, Santa
Clarita Valley International School Project, Series 2021A, 4.000%, 6/01/41
6/31 at 100.00 84,666
1,195 California State, General Obligation Bonds, Various Purpose Series 2023,
5.250%, 10/01/45
4/33 at 100.00 1,390,938
California Statewide Communities Development Authority, California,
Revenue Bonds, Loma Linda University Medical Center, Series 2016A
:
3,900 5.000%, 12/01/36, 144A 6/26 at 100.00 3,966,740
280 5.000%, 12/01/46, 144A 6/26 at 100.00 279,704
165 California Statewide Communities Development Authority, California,
Revenue Bonds, Loma Linda University Medical Center, Series 2018A,
5.250%, 12/01/38, 144A
6/28 at 100.00 170,105
750 California Statewide Community Development Authority, Health Revenue
Bonds, Enloe Medical Center, Refunding Series 2022A, 5.125%, 8/15/47 -
AGM Insured
8/32 at 100.00 827,758

Municipal Total Return Managed Accounts Portfolio
(continued)
Portfolios of Investments
January 31, 2024
(Unaudited)

Principal
Amount (000) Description (a)
Optional Call
Provisions (b) Value
California (continued)
$ 1,250 El Rancho Unified School District, Los Angeles County, California, General
Obligation Bonds, Election 2016 Series 2023D, 5.750%, 8/01/48 - BAM
Insured
8/33 at 100.00 $ 1,494,720
750 Irvine, California, Special Tax Bonds, Community Facilities District 2004-1
Central Park, Series 2015A, 4.000%, 9/01/35
9/25 at 100.00 754,642
50 Long Beach Bond Finance Authority, California, Natural Gas Purchase
Revenue Bonds, Series 2007A, 5.000%, 11/15/35
No Opt. Call 55,509
1,145 Long Beach, California, Airport Revenue Bonds, Senior Refunding Series
2022C, 5.250%, 6/01/47 - AGM Insured, (AMT)
6/32 at 100.00 1,238,964
320 Long Beach, California, Marina Revenue Bonds, Alamitos Bay Marina
Project, Series 2015, 5.000%, 5/15/24
No Opt. Call 321,139
1,000 Los Angeles Department of Airports, California, Revenue Bonds, Los
Angeles International Airport, Refunding & Subordinate Green Series
2023A, 5.250%, 5/15/40, (AMT)
5/33 at 100.00 1,126,188
2,220 Los Angeles Department of Airports, California, Revenue Bonds, Los
Angeles International Airport, Refunding Subordinate Series 2022I,
5.000%, 5/15/48
11/31 at 100.00 2,465,534
1,475 Los Angeles Department of Airports, California, Revenue Bonds, Los
Angeles International Airport, Senior Lien Series 2015D, 5.000%, 5/15/31,
(AMT)
5/25 at 100.00 1,499,322
5,000 Los Angeles Department of Airports, California, Revenue Bonds, Los
Angeles International Airport, Senior Series 2022H, 5.500%, 5/15/38,
(AMT)
11/31 at 100.00 5,716,705
Los Angeles Department of Airports, California, Revenue Bonds, Los
Angeles International Airport, Subordinate Lien Series 2016B
:
2,200 5.000%, 5/15/33, (AMT) 5/26 at 100.00 2,270,605
500 5.000%, 5/15/34, (AMT) 5/26 at 100.00 515,691
1,000 North Lake Tahoe Public Financing Authority, California, Lease Revenue
Bonds, Health & Human Services Center Series 2022, 5.500%, 12/01/47
12/29 at 103.00 1,129,313
1,290 Sacramento, California, Special Tax Bonds, Community Facilities District 4
North Natomas, Refunding Series 2015F, 5.000%, 9/01/27
9/25 at 100.00 1,320,882
295 San Clemente, California, Special Tax Revenue Bonds, Community
Facilities District 2006-1 Marblehead Coastal, Series 2015, 5.000%,
9/01/32
9/25 at 100.00 302,110
3,000 San Francisco Airport Commission, California, Revenue Bonds, San
Francisco International Airport, Refunding Second Series 2023C, 5.500%,
5/01/38, (AMT)
5/33 at 100.00 3,461,178
Total California 63,424,406
Colorado - 4.6%
1,000 Aerotropolis Regional Transportation Authority, Colorado, Special
Revenue Bonds, Series 2021, 4.250%, 12/01/41
12/26 at 103.00 861,085
1,630 Arista Metropolitan District, Broomfield County, Colorado, General
Obligation Limited Tax Bonds, Refunding Convertible to Unlimited Tax
Series 2023A, 5.000%, 12/01/48 - BAM Insured
12/33 at 100.00 1,736,448
500 Bromley Park Metropolitan District No. 2, In the City of Brighton, Adams
and Weld Counties, Colorado, Senior General Obligation Limited Tax
Refunding Bonds, Series 2023, 5.500%, 12/01/43 - BAM Insured
12/33 at 100.00 570,764
520 Chambers Highpoint Metropolitan District No. 2, Colorado, Limited Tax
General Obligation and Special Revenue Bonds, Series 2021, 5.000%,
12/01/41
9/26 at 103.00 465,593

Principal
Amount (000) Description (a)
Optional Call
Provisions (b) Value
Colorado (continued)
$ 1,330 Colorado Department of Transportation, Headquarters Facilities Lease
Purchase Agreement Certificates of Participation, Series 2016, 5.000%,
6/15/35
6/26 at 100.00 $ 1,375,291
500 Colorado Educational and Cultural Facilities Authority, Charter School
Revenue Bonds, Aspen Ridge School Project, Series 2015A, 5.000%,
7/01/36, 144A
7/25 at 100.00 495,874
Colorado Educational and Cultural Facilities Authority, Charter School
Revenue Bonds, Littleton Preparatory Charter School, Series 2013
:
415 5.000%, 12/01/33 3/24 at 100.00 415,206
845 5.000%, 12/01/42 3/24 at 100.00 844,985
1,555 Colorado Health Facilities Authority, Colorado, Revenue Bonds, Adventist
Health System/Sunbelt Obligated Group, Series 2016A, 5.000%, 11/15/41
5/26 at 100.00 1,587,684
Colorado Health Facilities Authority, Colorado, Revenue Bonds,
CommonSpirit Health, Series 2022A
:
1,155 5.250%, 11/01/36 11/32 at 100.00 1,297,451
5,300 5.250%, 11/01/52 11/32 at 100.00 5,619,090
900 Colorado Science and Technology Park Metropolitan District No.1, Special
Revenue  Improvement Bonds, Refunding Series 2018, 5.000%, 12/01/33
3/24 at 103.00 902,753
1,930 Colorado Springs, Colorado, Utilities System Revenue Bonds,
Improvement Series 2014A-2, 4.000%, 11/15/34
11/24 at 100.00 1,938,233
4,000 Colorado Springs, Colorado, Utilities System Revenue Bonds,
Improvement Series 2023A, 5.250%, 11/15/48
11/33 at 100.00 4,528,724
1,665 Denver City and County, Colorado, Airport System Revenue Bonds, Series
2022A, 5.500%, 11/15/35, (AMT)
11/32 at 100.00 1,956,330
Denver City and County, Colorado, Airport System Revenue Bonds, Series
2022D
:
1,725 5.750%, 11/15/34, (AMT) 11/32 at 100.00 2,070,306
805 5.750%, 11/15/35, (AMT) 11/32 at 100.00 964,571
3,500 5.750%, 11/15/40, (AMT) 11/32 at 100.00 4,049,185
2,500 5.750%, 11/15/41, (AMT) 11/32 at 100.00 2,880,618
700 Denver City and County, Colorado, Airport System Revenue Bonds,
Subordinate Lien Series 2023B, 5.500%, 11/15/40, (AMT)
11/33 at 100.00 797,936
Denver Convention Center Hotel Authority, Colorado, Revenue Bonds,
Convention Center Hotel, Refunding Senior Lien Series 2016
:
1,100 5.000%, 12/01/25 No Opt. Call 1,118,976
1,240 5.000%, 12/01/28 12/26 at 100.00 1,277,713
500 5.000%, 12/01/36 12/26 at 100.00 507,358
3,000 Falcon Area Water and Wastewater Authority (El Paso County, Colorado),
Tap Fee Revenue Bonds, Series 2022A, 6.750%, 12/01/34, 144A
9/27 at 103.00 3,036,585
300 Fiddler's Business Improvement District, Colorado, Limited Tax General
Obligation Bonds, Greenwood Village Project, Series 2022, 5.550%,
12/01/47
12/27 at 103.00 305,837
500 Grandview Reserve Metropolitan District, El Paso County, Colorado,
Limited Tax General Obligation Senior Bonds, Series 2022A and Limited
Tax General Obligation Subordinate Bonds, Series 2022B(3), 6.250%,
12/01/52
9/27 at 103.00 485,413
500 Hogback Metropolitan District, Jefferson County, Colorado, Limited Tax
General Obligation Bonds, Convertible to Unlimited Tax Series 2021A,
5.000%, 12/01/51, 144A
12/26 at 103.00 446,833
2,550 Ledge Rock Center Commercial Metropolitan District (In the Town of
Johnstown, Weld County, Colorado), Limited Tax General Obligation
Bonds, Series 2022, 7.125%, 11/01/42, 144A
11/29 at 103.00 2,580,559

Municipal Total Return Managed Accounts Portfolio
(continued)
Portfolios of Investments
January 31, 2024
(Unaudited)

Principal
Amount (000) Description (a)
Optional Call
Provisions (b) Value
Colorado (continued)
$ 500 Meridian Ranch Metropolitan District 2018, Subdistrict, El Paso County,
Colorado, General Obligation Limited Tax Bonds, Series 2022, 6.250%,
12/01/37
12/27 at 103.00 $ 502,825
1,300 Northern Colorado Water Conservancy District, Certificates of
Participation, Series 2022, 5.250%, 7/01/52
7/31 at 100.00 1,418,618
1,330 Peak Metropolitan District 3, Colorado Springs, El Paso County, Colorado,
Limited Tax General Obligation Bonds, Series 2022A-1, 7.500%, 12/01/52
12/27 at 103.00 1,345,061
1,035 Plaza Metropolitan District 1, Lakewood, Colorado, Tax Increment
Revenue Bonds, Refunding Series 2013, 5.000%, 12/01/40, 144A
3/24 at 100.00 1,009,562
1,130 Rampart Range Metropolitan District 1, Lone Tree, Colorado, Limited Tax
Supported and Special Revenue Bonds, Refunding & Improvement Series
2017, 5.000%, 12/01/42
12/27 at 100.00 1,180,721
Ravenna Metropolitan District, Douglas County, Colorado, General
Obligation Bonds, Refunding Limited Tax Series 2023
:
1,400 5.000%, 12/01/38 - AGM Insured 12/33 at 100.00 1,545,758
690 5.000%, 12/01/43 - AGM Insured 12/33 at 100.00 741,898
1,345 Silverstone Metropolitan District 3, Weld County, Colorado, General
Obligation and Special Revenue Bonds, Limited Tax Series 2023, 7.750%,
12/01/45
12/28 at 103.00 1,374,788
State of Colorado, Rural Colorado, Certificates of Participation, Series
2022
:
2,060 6.000%, 12/15/39 12/32 at 100.00 2,525,694
7,870 6.000%, 12/15/40 12/32 at 100.00 9,589,537
900 Thompson Crossing Metropolitan District 4, Johnstown, Larimer County,
Colorado, General Obligation Bonds, Limited Tax Convertible to
Unlimited Tax, Refunding & Improvement Series 2019, 5.000%, 12/01/39
9/24 at 103.00 887,205
1,000 Verve Metropolitan District 1, Jefferson County and the City and County
of Broomfield, Colorado, General Obligation Bonds, Refunding and
Improvement Limited Tax Series 2021, 5.000%, 12/01/41
3/26 at 103.00 830,898
1,250 Village Metropolitan District In the Town of Avon, Eagle County,
Colorado, Special Revenue and Limited Property Tax Bonds, Refunding &
Improvement Series 2020, 5.000%, 12/01/40
12/25 at 103.00 1,241,400
1,000 West Globeville Metropolitan District 1, Denver, Colorado, General
Obligation Limited Tax Bonds, Series 2022, 6.750%, 12/01/52
12/29 at 103.00 963,827
Total Colorado 70,275,193
Connecticut - 0.9%
5,000 Connecticut Health and Educational Facilities Authority, Revenue Bonds,
Hartford HealthCare Issue, Series 2021A, 4.000%, 7/01/51
7/31 at 100.00 4,710,946
Harbor Point Infrastructure Improvement District, Connecticut, Special
Obligation Revenue Bonds, Harbor Point Project, Refunding Series 2017
:
1,315 5.000%, 4/01/30, 144A 4/27 at 100.00 1,346,667
6,465 5.000%, 4/01/39, 144A 4/27 at 100.00 6,546,875
775 University of Connecticut, General Obligation Bonds, Series 2023A,
5.000%, 8/15/41
8/33 at 100.00 883,848
Total Connecticut 13,488,336
Delaware - 0.1%
180 Delaware Economic Development Authority, Revenue Bonds, Newark
Charter School, Refunding Series 2016A, 2.800%, 9/01/26
No Opt. Call 174,811
720 Delaware State Housing Authority, Senior Single Family Mortgage
Revenue Bonds, Series 2024A, 4.625%, 7/01/49, (WI/DD)
No Opt. Call 721,728
Total Delaware 896,539

Principal
Amount (000) Description (a)
Optional Call
Provisions (b) Value
District of Columbia - 1.0%
$ 2,000 District of Columbia, Washington, D.C., Revenue Bonds, KIPP DC Issue,
Refunding Series 2017A, 5.000%, 7/01/37
1/28 at 100.00 $ 2,068,259
2,000 District of Columbia, Washington, D.C., Revenue Bonds, KIPP DC Issue,
Refunding Series 2017B, 5.000%, 7/01/37
1/28 at 100.00 2,068,259
1,240 District of Columbia, Washington, D.C., Revenue Bonds, KIPP DC Issue,
Series 2019, 4.000%, 7/01/44
7/29 at 100.00 1,155,331
1,540 Metropolitan Washington Airports Authority, District of Columbia, Dulles
Toll Road Revenue Bonds, Dulles Metrorail & Capital improvement
Projects, Refunding & Subordinate Lien Series 2019B, 5.000%, 10/01/47
10/29 at 100.00 1,593,798
3,500 Metropolitan Washington D.C. Airports Authority, Airport System Revenue
Bonds, Refunding Series 2014A, 5.000%, 10/01/28, (AMT)
10/24 at 100.00 3,521,752
5,000 Metropolitan Washington D.C. Airports Authority, Airport System Revenue
Bonds, Refunding Series 2015A, 5.000%, 10/01/34, (AMT)
10/24 at 100.00 5,006,095
Total District of Columbia 15,413,494
Florida - 11.6%
Babcock Ranch Community Independent Special District, Charlotte
County, Florida, Special Assessment Bonds, 2022 Project Series 2022
:
530 4.250%, 5/01/32 No Opt. Call 520,648
1,000 5.000%, 5/01/42 5/32 at 100.00 977,684
1,495 Bay County School Board, Florida, Certificates of Participation, Series
2022A, 5.500%, 7/01/42
7/32 at 100.00 1,683,348
715 Bay County, Florida, Educational Facilities Revenue Refunding Bonds, Bay
Haven Charter Academy, Inc. Project, Series 2013A, 5.000%, 9/01/33
3/24 at 100.00 715,812
2,000 Brevard County Health Facilities Authority, Florida, Hospital Revenue
Bonds, Health First Obligated Group, Series 2022A, 5.000%, 4/01/52
4/32 at 100.00 2,118,199
5,000 Brevard County School Board, Florida, Certificates of Participation,
Refunding Series 2017A, 5.000%, 7/01/31
7/27 at 100.00 5,380,174
4,100 Broward County School District, Florida, General Obligation Bonds,
School Series 2022, 5.000%, 7/01/47
7/32 at 100.00 4,494,050
1,000 Broward County, Florida, Port Facilities Revenue Bonds, Series 2022,
5.250%, 9/01/47, (AMT)
9/32 at 100.00 1,078,864
1,000 Cape Coral, Florida, Water and Sewer Revenue Bonds, Series 2023,
5.250%, 10/01/48 - BAM Insured
10/33 at 100.00 1,135,883
2,095 Capital Trust Agency, Florida, Revenue Bonds, Odyssey Charter School
Project, Series 2019, 5.000%, 7/01/54, 144A
7/26 at 103.00 1,881,403
Charlotte County Industrial Development Authority, Florida, Utility System
Revenue Bonds, Town & Country Utilities Project, Series 2021A
:
250 4.000%, 10/01/41, (AMT), 144A 10/31 at 100.00 221,605
110 4.000%, 10/01/51, (AMT), 144A 10/31 at 100.00 89,976
Collier County Educational Facilities Authority, Florida, Revenue Bonds,
Ave Maria University, Refunding Series 2023
:
2,235 5.500%, 6/01/30 No Opt. Call 2,395,884
2,490 5.500%, 6/01/32 No Opt. Call 2,704,794
Corkscrew Crossing Community Development District, Florida, Special
Assessment Bonds, Series 2023
:
500 4.300%, 5/01/33 No Opt. Call 499,216
1,000 5.100%, 5/01/43 5/33 at 100.00 987,847
1,190 Daytona Beach Florida Housing Authority,Multi-family Housing Revenue
Bonds, WM At The River LP, Series 2021 B, 1.250%, 12/01/25, (Mandatory
Put 12/01/24)
12/24 at 100.00 1,161,426

Municipal Total Return Managed Accounts Portfolio
(continued)
Portfolios of Investments
January 31, 2024
(Unaudited)

Principal
Amount (000) Description (a)
Optional Call
Provisions (b) Value
Florida (continued)
$ 2,375 Escambia County Health Facilities Authority, Florida, Health Care Facilities
Revenue Bonds, Baptist Health Care Corporation Obligated Group, Series
2020A, 5.000%, 8/15/32
2/30 at 100.00 $ 2,513,130
2,950 Escambia County Health Facilities Authority, Florida, Health Care Facilities
Revenue Bonds, Baptist Health Care Corporation Obligated, Series
2020A, 5.000%, 8/15/33
2/30 at 100.00 3,121,725
925 Florida Development Finance Corporation, Educational Facilities Revenue
Bonds, Cornerstone Charter Schools Project, Series 2022, 5.000%,
10/01/32, 144A
10/29 at 100.00 939,060
120 Florida Development Finance Corporation, Educational Facilities Revenue
Bonds, Downtown Doral Charter Elementary School Project, Series 2014A,
5.750%, 7/01/24
No Opt. Call 120,323
Florida Development Finance Corporation, Educational Facilities Revenue
Bonds, Downtown Doral Charter Upper School Project, Series 2017C
:
175 5.150%, 7/01/27, 144A No Opt. Call 176,436
385 5.750%, 7/01/47, 144A 7/27 at 101.00 384,977
170 Florida Development Finance Corporation, Educational Facilities Revenue
Bonds, Renaissance Charter School Income Projects, Series 2015A,
6.000%, 6/15/35, 144A
6/25 at 100.00 172,166
2,000 Florida Development Finance Corporation, Florida, Surface Transportation
Facility Revenue Bonds, Brightline Passenger Rail Project, Green Series
2019B, 7.375%, 1/01/49, (AMT), 144A
3/24 at 107.00 2,035,121
4,525 Florida Development Finance Corporation, Florida, Surface Transportation
Facility Revenue Bonds, Virgin Trains USA Passenger Rail Project, Series
2019A, 6.500%, 1/01/49, (AMT), (Mandatory Put 1/01/29), 144A
3/24 at 101.00 4,476,150
1,000 Florida Gulf Coast University Financing Corporation, Capital Improvement
Revenue Bonds, Refunding Housing Project, Series 2022A, 5.000%,
2/01/40
8/32 at 100.00 1,075,459
12,000 Florida Mid-Bay Bridge Authority, Revenue Bonds, 1st Senior Lien Series
2015A, 5.000%, 10/01/35
10/25 at 100.00 12,200,564
760 Fort Lauderdale, Florida, Special Assessment Bonds, Las Olas Isles
Undergrounding Project, Series 2022, 4.000%, 7/01/42, 144A
7/32 at 100.00 658,268
4,000 Hernando County, Florida, Non-Ad Valorem Revenue Bonds, Series 2022,
5.250%, 6/01/47
6/32 at 100.00 4,383,994
1,905 Hialeah Utility Systems, Florida, Systems Revenue Bonds, Refunding Series
2022, 5.000%, 10/01/33
10/32 at 100.00 2,148,804
Hillsborough County Aviation Authority, Florida, Revenue Bonds, Tampa
International Airport, Senior Lien Series 2015A
:
7,415 5.000%, 10/01/34, (AMT) 10/24 at 100.00 7,461,678
4,000 5.000%, 10/01/40, (AMT) 10/24 at 100.00 4,003,198
3,250 (c) 5.000%, 10/01/40, (Pre-refunded 10/01/24), (AMT) 10/24 at 100.00 3,279,857
715 Hillsborough County Aviation Authority, Florida, Revenue Bonds, Tampa
International Airport, Series 2018E, 5.000%, 10/01/35, (AMT)
10/28 at 100.00 756,681
2,860 Hollywood Beach Community Development District 1, Florida, Revenue
Bonds, Public Parking Facility Project, Refunding Series 2020, 5.000%,
10/01/35
10/30 at 100.00 3,113,091
1,110 Jacksonville, Florida, Educational Facilities Revenue Bonds, Jacksonville
University Project, Series 2018B, 5.000%, 6/01/53, 144A
6/28 at 100.00 992,584
1,875 Julington Creek Plantation Community Development District, Florida,
Special Assessment Revenue Bonds, Series 2023, 5.500%, 5/01/43 - AGM
Insured
5/33 at 100.00 2,114,672
400 Lake Worth Beach, Florida, Consolidated Utility Revenue Bonds, Series
2022, 5.000%, 10/01/36 - BAM Insured
10/32 at 100.00 460,899

Principal
Amount (000) Description (a)
Optional Call
Provisions (b) Value
Florida (continued)
$ 1,665 Lakeland, Florida, Energy System Revenue Bonds, Refunding Series 2023,
5.000%, 10/01/42
10/33 at 100.00 $ 1,859,639
10,000 Lakeland, Florida, Energy System Revenue Bonds, Series 2021, 5.000%,
10/01/48
No Opt. Call 11,588,801
885 Lauderhill, Florida, Water and Sewer Revenue Bonds, Series 2023,
5.000%, 10/01/48 - AGM Insured
10/33 at 100.00 963,896
855 Lee County Industrial Development Authority, Florida, Charter School
Revenue Bonds, Lee County Community Charter Schools, Series 2007A,
5.250%, 6/15/27
3/24 at 100.00 850,520
265 Lee County Industrial Development Authority, Florida, Charter School
Revenue Bonds, Lee County Community Charter Schools, Series 2012A,
5.000%, 6/15/24, 144A
3/24 at 100.00 264,409
Lee County Industrial Development Authority, Florida, Charter School
Revenue Bonds, Lee County Community Charter Schools, Series 2024A
:
1,000 6.000%, 6/15/38, 144A, (WI/DD) 6/31 at 103.00 1,003,351
1,000 6.250%, 6/15/42, 144A, (WI/DD) 6/31 at 103.00 1,003,298
605 Lee County, Florida, Solid Waste System Revenue Bonds, Refunding
Series 2016, 5.000%, 10/01/26, (AMT)
No Opt. Call 625,310
2,895 Manatee County, Florida, Public Utilities Revenue Bonds, Improvement
and Refunding Series 2023, 4.000%, 10/01/48
4/33 at 100.00 2,893,026
Miami Beach Health Facilities Authority, Florida, Hospital Revenue Bonds,
Mount Sinai Medical Center of Florida Project, Refunding 2014
:
250 5.000%, 11/15/26 11/24 at 100.00 252,257
9,250 5.000%, 11/15/39 11/24 at 100.00 9,308,999
6,550 5.000%, 11/15/44 11/24 at 100.00 6,590,435
Miami Dade County, Florida, Rickenbacker Causeway Revenue Bonds,
Series 2014
:
900 5.000%, 10/01/27 10/24 at 100.00 907,713
920 5.000%, 10/01/28 10/24 at 100.00 928,310
500 5.000%, 10/01/30 10/24 at 100.00 504,673
325 Miami-Dade County Expressway Authority, Florida, Toll System Revenue
Bonds, Series 2010A, 5.000%, 7/01/40
3/24 at 100.00 326,340
Miami-Dade County, Florida, Aviation Revenue Bonds, Refunding Series
2014A
:
1,145 5.000%, 10/01/28, (AMT) 10/24 at 100.00 1,149,129
10,000 5.000%, 10/01/33, (AMT) 10/24 at 100.00 10,033,709
4,000 Miami-Dade County, Florida, Aviation Revenue Bonds, Refunding Series
2018A, 5.000%, 10/01/38, (AMT)
10/28 at 100.00 4,164,841
Monroe County, Florida, Airport Revenue Bonds, Key West International
Airport, Series 2022
:
1,430 5.000%, 10/01/39, (AMT) 10/32 at 100.00 1,514,561
1,575 5.000%, 10/01/41, (AMT) 10/32 at 100.00 1,653,571
500 Orange County Health Facilities Authority, Florida, Revenue Bonds,
Presbyterian Retirement Communities Project, Series 2014, 5.000%,
8/01/24
No Opt. Call 501,045
745 Osceola County, Florida, Transportation Revenue Bonds, Osceola
Parkway, Refunding & Improvement Series 2019A-1, 5.000%, 10/01/29
No Opt. Call 807,545
Palm Beach County Health Facilities Authority, Florida, Hospital Revenue
Bonds, Jupiter Medical Center, Series 2022
:
620 5.000%, 11/01/34 11/32 at 100.00 673,237
750 5.000%, 11/01/36 11/32 at 100.00 803,799

Municipal Total Return Managed Accounts Portfolio
(continued)
Portfolios of Investments
January 31, 2024
(Unaudited)

Principal
Amount (000) Description (a)
Optional Call
Provisions (b) Value
Florida (continued)
$ 1,520 5.000%, 11/01/47 11/32 at 100.00 $ 1,569,092
2,175 5.000%, 11/01/52 11/32 at 100.00 2,229,844
1,000 Pasco County, Florida, Cigarette Tax Allocation Bonds, H. Lee Moffitt
Cancer Center and Research Institute Capital Improvement Series 2023A,
5.500%, 9/01/41 - AGM Insured
3/33 at 100.00 1,137,909
1,000 Poitras East Community Development District, Osceola County, Florida,
Special Assessment Revenue Bonds, Series 2023, 4.200%, 5/01/33
No Opt. Call 999,186
Pompano Beach, Florida, Revenue Bonds, John Knox Village Project,
Series 2015
:
225 5.000%, 9/01/24 No Opt. Call 225,016
410 5.000%, 9/01/35 9/24 at 100.00 410,564
5,000 Sarasota County Public Hospital District, Florida, Hospital Revenue Bonds,
Sarasota Memorial Hospital Project, Series 2018, 5.000%, 7/01/38
7/28 at 100.00 5,255,236
2,120 Sarasota County, Florida, Utility System Revenue Bonds, Series 2022,
5.250%, 10/01/52
10/32 at 100.00 2,359,903
4,440 Sarasota County, Florida, Utility System Revenue Bonds, Series 2023,
5.000%, 10/01/48
4/33 at 100.00 4,909,560
280 Seminole County Industrial Development Authority, Florida, Educational
Facilities Revenue Bonds, Galileo Schools for Gifted Learning, Series
2021A, 4.000%, 6/15/31, 144A
No Opt. Call 265,549
1,425 Tampa Bay, Florida, Regional Water Supply Authority, Utility System
Revenue Bonds, Sustainability Series 2022, 5.250%, 10/01/47
10/32 at 100.00 1,588,421
4,090 Tampa, Florida, Water and Wastewater Systems Revenue Bonds, Green
Series 2022A, 5.250%, 10/01/57
10/32 at 100.00 4,528,450
15 Tolomato Community Development District, Florida, Special Assessment
Bonds, Refunding Series 2015-2, 6.610%, 5/01/40
3/24 at 100.00 14,299
15 (d) Tolomato Community Development District, Florida, Special Assessment
Bonds, Refunding Series 2015-3, 6.610%, 5/01/40
3/24 at 100.00 0
Village Community Development District 10, Sumter County, Florida,
Special Assessment Revenue Bonds, Refunding Series 2023
:
1,130 5.000%, 5/01/39 - AGM Insured 5/33 at 100.00 1,255,440
1,000 5.000%, 5/01/40 - AGM Insured 5/33 at 100.00 1,105,432
2,970 Village Community Development District 14, Leesburg, Florida, Special
Assessment Bonds, Series 2022, 4.750%, 5/01/32, 144A
5/30 at 100.00 3,067,003
Total Florida 176,728,968
Georgia - 1.4%
3,000 Atlanta, Georgia, Airport General Revenue Bonds, Series 2022B, 5.000%,
7/01/38, (AMT)
7/32 at 100.00 3,293,375
2,390 Cobb County Kennestone Hospital Authority, Georgia, Revenue
Anticipation Certificates, Wellstar Health System, Series 2017A, 5.000%,
4/01/35
4/27 at 100.00 2,512,247
1,000 Columbia County Hospital Authority, Georgia, Revenue Anticipation
Certificates, WellStar Health System, Inc. Project, Series 2023B, 5.750%,
4/01/53
4/33 at 100.00 1,139,629
8,425 Coweta County Development Authority, Georgia, Revenue Bonds,
Piedmont Healthcare, Inc. Project, Series 2019A, 5.000%, 7/01/44
7/29 at 100.00 8,762,379
1,860 Georgia Ports Authority, Revenue Bonds, Series 2022, 5.250%, 7/01/43 7/32 at 100.00 2,129,880

Principal
Amount (000) Description (a)
Optional Call
Provisions (b) Value
Georgia (continued)
$ 950 Henry County Hospital Authority, Georgia, Revenue Certificates, Piedmont
Henry Hospital Project, Series 2014A, 5.000%, 7/01/34
7/24 at 100.00 $ 955,125
2,500 Marietta Development Authority, Georgia, University Facilities Revenue
Bonds, Life University, Inc. Project, Refunding Series 2017A, 5.000%,
11/01/27, 144A
No Opt. Call 2,514,335
Total Georgia 21,306,970
Guam - 0.1%
1,000 Government of Guam, Business Privilege Tax Bonds, Refunding Series
2015D, 5.000%, 11/15/33
11/25 at 100.00 1,020,104
Total Guam 1,020,104
Hawaii - 0.6%
1,880 Hawaii Department of Budget and Finance, Special Purpose Revenue
Bonds, Hawaii Pacific Health Obligated Group, Series 2023C, 5.000%,
7/01/37
7/33 at 100.00 2,134,195
1,600 Hawaii Department of Transportation - Airports Division, Lease Revenue
Certificates of Participation, Series 2013, 5.000%, 8/01/28, (AMT)
2/24 at 100.00 1,600,273
3,840 Honolulu City and County, Hawaii, General Obligation Bonds, Series
2022B, 5.250%, 7/01/41
7/32 at 100.00 4,384,567
Kauai County, Hawaii, Special Tax Bonds, Community Facilities District
2008-1 Kukuiula Development Project, Series 2022
:
440 4.000%, 5/15/29 No Opt. Call 430,976
470 4.000%, 5/15/30 No Opt. Call 458,646
375 5.000%, 5/15/31 No Opt. Call 391,009
250 5.000%, 5/15/32 No Opt. Call 261,347
Total Hawaii 9,661,013
Idaho - 1.1%
Boise-Kuna Irrigation District, Ada and Canyon Counties, Idaho, Arrowrock
Hydroelectric Project Revenue Bonds, Refunding Series 2015
:
500 5.000%, 6/01/29 12/24 at 100.00 506,833
1,000 5.000%, 6/01/30 12/24 at 100.00 1,013,172
2,090 5.000%, 6/01/31 12/24 at 100.00 2,116,669
610 Idaho Health Facilities Authority, Revenue Bonds, Madison Memorial
Hospital Project, Refunding Series 2016, 5.000%, 9/01/29
9/26 at 100.00 620,573
Idaho Health Facilities Authority, Revenue Bonds, Saint Luke's Health
System Project, Series 2018A
:
1,250 5.000%, 3/01/37 9/28 at 100.00 1,305,499
4,000 4.000%, 3/01/38 9/28 at 100.00 3,944,049
6,105 Idaho Housing & Finance Association, Idaho, Sales Tax Revenue Bonds,
Transportation Expansion & Congestion Mitigation Fund, Series 2023A,
5.250%, 8/15/48
8/33 at 100.00 6,926,538
1,170 Idaho Housing and Finance Association, Nonprofit Facilities Revenue
Bonds, Future Public School Project, Series 2022A, 4.000%, 5/01/32, 144A
5/29 at 103.00 1,087,144
Total Idaho 17,520,477
Illinois - 8.9%
602 Chicago, Illinois, Certificates of Participation, Tax Increment Allocation
Revenue Bonds, Pullman Park/Chicago Redevelopment Project, Series
2013A, 7.125%, 3/15/33
2/24 at 100.00 601,856
600 Chicago, Illinois, General Airport Revenue Bonds, O'Hare International
Airport, Refunding Senior Lien Series 2020A, 5.000%, 1/01/35
1/30 at 100.00 672,473

Municipal Total Return Managed Accounts Portfolio
(continued)
Portfolios of Investments
January 31, 2024
(Unaudited)

Principal
Amount (000) Description (a)
Optional Call
Provisions (b) Value
Illinois (continued)
Chicago, Illinois, General Obligation Bonds, Chicago Works Series 2023A
:
$ 3,850 5.000%, 1/01/35 1/32 at 100.00 $ 4,237,635
1,685 5.500%, 1/01/39 1/32 at 100.00 1,841,751
3,000 Chicago, Illinois, General Obligation Bonds, Project and Refunding Series
2005D, 5.500%, 1/01/40
1/25 at 100.00 3,018,392
Chicago, Illinois, Midway Airport Revenue Bonds, Refunding Second Lien
Series 2014A
:
2,500 5.000%, 1/01/25 4/24 at 100.00 2,507,083
3,000 (c) 5.000%, 1/01/30, (Pre-refunded 4/03/24) 4/24 at 100.00 3,008,500
6,865 (c) 5.000%, 1/01/31, (Pre-refunded 4/03/24) 4/24 at 100.00 6,884,450
Chicago, Illinois, Midway Airport Revenue Bonds, Refunding Senior Lien
Series 2023C
:
5,000 5.000%, 1/01/33 No Opt. Call 5,639,475
385 5.000%, 1/01/40 1/34 at 100.00 420,331
1,500 5.000%, 1/01/41 1/34 at 100.00 1,628,977
4,320 Chicago, Illinois, Water Revenue Bonds, Refunding Second Lien Series
2012, 4.000%, 11/01/37
3/24 at 100.00 4,320,761
4,650 DuPage County School District 58 Downers Grove, Illinois, General
Obligation Bonds,  School Series 2022, 5.250%, 12/15/40
12/32 at 100.00 5,313,803
100 Illinois Finance Authority Revenue Bonds, OSF Healthcare System,
Refunding Series 2018A, 5.000%, 5/15/25
No Opt. Call 102,006
2,000 Illinois Finance Authority, Revenue Bonds, Advocate Health Care Network,
Refunding Series 2014, 4.000%, 8/01/38
8/24 at 100.00 2,002,565
525 Illinois Finance Authority, Revenue Bonds, Bradley University, Refunding
Series 2021A, 4.000%, 8/01/39
8/31 at 100.00 516,143
Illinois Finance Authority, Revenue Bonds, DePaul College Prep
Foundation, Series 2023A
:
1,220 4.300%, 8/01/28, 144A No Opt. Call 1,221,482
1,000 5.250%, 8/01/38, 144A 8/33 at 100.00 1,044,862
4,500 (c) Illinois Finance Authority, Revenue Bonds, Edward-Elmhurst Healthcare,
Refunding Series 2018A, 4.250%, 1/01/44, (Pre-refunded 1/01/28)
1/28 at 100.00 4,769,711
3,000 (c) Illinois Finance Authority, Revenue Bonds, Edward-Elmhurst Healthcare,
Series 2017A, 5.000%, 1/01/36, (Pre-refunded 1/01/27)
1/27 at 100.00 3,192,221
Illinois Finance Authority, Revenue Bonds, Northshore University
HealthSystem, Series 2020A
:
1,750 4.000%, 8/15/40 8/30 at 100.00 1,766,699
2,000 4.000%, 8/15/41 8/30 at 100.00 2,009,131
5,000 (c) Illinois Finance Authority, Revenue Bonds, Northwest Community Hospital,
Refunding Series 2016A, 4.000%, 7/01/37, (Pre-refunded 7/01/26)
7/26 at 100.00 5,142,573
9,885 Illinois Finance Authority, Revenue Bonds, Northwestern Memorial
Healthcare, Series 2017A, 4.000%, 7/15/47
1/28 at 100.00 9,659,039
2,750 Illinois Finance Authority, Revenue Bonds, Rush University Medical Center
Obligated Group, Series 2015A, 5.000%, 11/15/38
5/25 at 100.00 2,781,516
12,000 Illinois Finance Authority, Revenue Bonds, Silver Cross Hospital and
Medical Centers, Refunding Series 2015C, 5.000%, 8/15/44
8/25 at 100.00 12,156,827
Illinois Finance Authority, Revenue Bonds, Smith Crossing, Refunding
Series 2022
:
725 4.000%, 10/15/30 4/29 at 103.00 649,963
6,000 4.000%, 10/15/37 4/29 at 103.00 4,874,592

Principal
Amount (000) Description (a)
Optional Call
Provisions (b) Value
Illinois (continued)
$ 830 Illinois Finance Authority, Student Housing & Academic Facility Revenue
Bonds, CHF-Collegiate Housing Foundation - Chicago LLC University of
Illinois at Chicago Project, Series 2017A, 5.000%, 2/15/26
No Opt. Call $ 838,617
1,420 Illinois Housing Development Authority, Revenue Bonds, Social Series
2022G, 6.250%, 10/01/52
4/32 at 100.00 1,531,633
5,425 Illinois Sports Facility Authority, State Tax Supported Bonds, Refunding
Series 2014, 5.250%, 6/15/32 - AGM Insured
6/24 at 100.00 5,442,574
2,000 Illinois State, General Obligation Bonds, December Series 2017B, 5.000%,
12/01/24
No Opt. Call 2,026,213
6,000 Illinois State, General Obligation Bonds, November Series 2017D, 5.000%,
11/01/28
11/27 at 100.00 6,403,992
2,000 Illinois Toll Highway Authority, Toll Highway Revenue Bonds, Refunding
Senior Series 2024A, 5.000%, 1/01/38
7/34 at 100.00 2,338,830
1,010 (c) Illinois Toll Highway Authority, Toll Highway Revenue Bonds, Senior Lien
Series 2013A, 5.000%, 1/01/38, (Pre-refunded 4/02/24)
4/24 at 100.00 1,012,985
5,330 Illinois Toll Highway Authority, Toll Highway Revenue Bonds, Senior Lien
Series 2015B, 5.000%, 1/01/40
1/26 at 100.00 5,469,826
4,830 Knox & Warren Counties Community Unit School District 205 Galesburg,
Illinois, General Obligation Bonds, Series 2019A, 5.500%, 12/01/37
12/27 at 100.00 5,239,264
1,100 Lake County Consolidated High School District 120 Mundelein, Illinois,
General Obligation Bonds, School Series 2022A, 5.500%, 12/01/40
12/32 at 100.00 1,235,545
600 Madison, Bond and Montgomery Counties Community Unit School
District 05, Highland, Illinois, General Obligation Bonds, School Series
2022B, 5.500%, 2/01/42 - AGM Insured
2/30 at 100.00 659,664
1,000 Romeoville, Will County, Illinois, Revenue Bonds, Lewis University Project,
Refunding Series 2018B, 5.000%, 10/01/39
4/25 at 100.00 1,004,098
1,000 Sangamon County School District 186 Springfield, Illinois, General
Obligation Bonds, Alternate Revenue Source Series 2023, 5.500%,
6/01/48 - AGM Insured
6/33 at 100.00 1,111,494
2,250 Southwestern Illinois Development Authority, Local Government Revenue
Bonds, Edwardsville Community Unit School District 7 Project, Series
2023A, 5.500%, 12/01/35 - BAM Insured
12/31 at 100.00 2,648,592
Stephenson County School District 145, Freeport, Illinois, General
Obligation Bonds, Limited School Series 2018A
:
585 5.000%, 2/01/34 - AGM Insured 2/28 at 100.00 631,405
140 (c) 5.000%, 2/01/34, (Pre-refunded 2/01/28) - AGM Insured 2/28 at 100.00 151,446
25 (c) 5.000%, 2/01/34, (Pre-refunded 2/01/28) - AGM Insured 2/28 at 100.00 27,192
100 University of Illinois, Auxiliary Facilities System Revenue Bonds, Series
2014A, 5.000%, 4/01/39
4/24 at 100.00 100,077
2,000 Will County School District 114, Manhattan, Illinois, General Obligation
Bonds, Series 2022, 5.500%, 1/01/43 - BAM Insured
1/33 at 100.00 2,260,217
4,000 Will County, Illinois, General Obligation Bonds, Alternate Revenue Source
Series 2019, 4.000%, 11/15/47
11/29 at 100.00 3,918,531
Total Illinois 136,037,012
Indiana - 4.9%
Avon Community School Building Corporation, Hendricks County,
Indiana, First Mortgage Bonds, Ad Valorem Property Tax Series 2023
:
1,000 5.500%, 7/15/41 7/33 at 100.00 1,169,128
1,625 5.500%, 1/15/43 7/33 at 100.00 1,882,697
3,500 Brownsburg 1999 School Building Corporation, Indiana, First Mortgage
Bonds, Series 2023, 5.500%, 7/15/40
7/31 at 100.00 3,930,887

Municipal Total Return Managed Accounts Portfolio
(continued)
Portfolios of Investments
January 31, 2024
(Unaudited)

Principal
Amount (000) Description (a)
Optional Call
Provisions (b) Value
Indiana (continued)
$ 2,500 Evansville, Indiana, Waterworks District Revenue Bonds, Series 2022A,
5.000%, 7/01/47 - BAM Insured
1/32 at 100.00 $ 2,667,739
1,000 Gary Local Public Improvement Bond Bank, Indiana, Economic
Development Revenue Bonds, Drexel Foundation for Educational
Excellence Project, Refunding Series 2020A, 5.875%, 6/01/55, 144A
6/30 at 100.00 905,625
1,000 Hamilton Southeastern Consolidated School Building Corporation,
Hamilton County, Indiana, First Mortgage Bonds, Series 2018, 5.000%,
7/15/38
1/28 at 100.00 1,072,167
4,000 Indiana Finance Authority, Educational Facilities Revenue Bonds, DePauw
University Project, Series 2022A, 5.000%, 7/01/42
7/32 at 100.00 4,133,221
3,725 Indiana Finance Authority, Educational Facilities Revenue Bonds, Rose
Hulman Institute Of Technology Project, Series 2018, 5.000%, 6/01/40
12/28 at 100.00 3,858,483
520 Indiana Finance Authority, Educational Facilities Revenue Bonds, Seven
Oaks Classical School Project, Series 2021A, 5.000%, 6/01/51
6/31 at 100.00 423,676
4,195 Indiana Finance Authority, Health System Revenue Bonds, Franciscan
Alliance, Inc Obligated Group, Series 2016B, 5.000%, 11/01/41
11/25 at 100.00 4,266,075
Indiana Finance Authority, Hospital Revenue Bonds, Goshen Health, Series
2019A
:
1,020 5.000%, 11/01/31 5/29 at 100.00 1,063,479
1,110 5.000%, 11/01/33 5/29 at 100.00 1,151,975
760 5.000%, 11/01/34 5/29 at 100.00 787,884
665 5.000%, 11/01/35 5/29 at 100.00 688,726
235 4.000%, 11/01/36 5/29 at 100.00 229,795
1,125 4.000%, 11/01/43 5/29 at 100.00 1,047,321
850 Indiana Finance Authority, Hospital Revenue Bonds, Parkview Health,
Series 2018A, 4.000%, 11/01/48
11/28 at 100.00 808,009
Indiana Finance Authority, Hospital Revenue Bonds, Reid Health Series
2022
:
1,785 5.000%, 1/01/42 - AGM Insured 1/32 at 100.00 1,894,679
1,700 5.000%, 1/01/52 - AGM Insured 1/32 at 100.00 1,763,652
2,020 Indiana Health Facility Financing Authority, Revenue Bonds, Ascension
Health, Series 2001A-1, 5.000%, 11/15/34
11/25 at 100.00 2,060,592
785 Indiana Housing and Community Development Authority, Single Family
Mortgage Revenue Bonds, Social Series 2024A-1, 4.650%, 7/01/49, (WI/
DD)
No Opt. Call 786,842
3,000 Indiana Municipal Power Agency, Power Supply System Revenue Bonds,
Series 2022A, 5.500%, 1/01/47
1/32 at 100.00 3,355,814
1,000 Indianapolis Local Public Improvement Bond Bank, Indiana, Airport
Authority Project Revenue Bonds, Series 2022G-2, 5.000%, 1/01/33, (AMT)
1/32 at 100.00 1,115,347
Indianapolis Local Public Improvement Bond Bank, Indiana, Airport
Authority Project Revenue Bonds, Series 2023I-2
:
500 5.250%, 1/01/42, (AMT) 1/33 at 100.00 549,243
500 5.250%, 1/01/43, (AMT) 1/33 at 100.00 547,496
1,030 5.250%, 1/01/48, (AMT) 1/33 at 100.00 1,102,391
2,235 Indianapolis Local Public Improvement Bond Bank, Indiana, Circle City
Forward Phase II Project Revenue Bonds, Series 2023B, 5.250%, 2/01/48
8/33 at 100.00 2,519,407
5,850 Indianapolis Local Public Improvement Bond Bank, Indiana, Revenue
Bonds, Ad Valorem Property Tax Funded Project Series 2023D, 6.000%,
2/01/48
2/33 at 100.00 6,944,519
IPS Multi-School Building Corporation, Indiana, First Mortgage Revenue
Bonds, Social Series 2022
:
630 5.500%, 7/15/37 7/32 at 100.00 737,516

Principal
Amount (000) Description (a)
Optional Call
Provisions (b) Value
Indiana (continued)
$ 500 5.500%, 7/15/39 7/32 at 100.00 $ 579,436
Lake Ridge Multi-School Building Corporation, Lake County, Indiana, First
Mortgage Bonds, Ad Valorem Property Tax Series 2022
:
2,960 5.500%, 7/15/36 7/32 at 100.00 3,491,501
3,500 5.500%, 7/15/38 7/32 at 100.00 4,054,816
1,280 5.500%, 7/15/40 7/32 at 100.00 1,460,722
1,150 Mount Vernon of Hancock County Multi-School Building Corporation,
Indiana, First Mortgage Bonds, Series 2022, 5.500%, 1/15/42
7/31 at 100.00 1,295,208
2,480 North Montgomery High School Building Corporation, Indiana, First
Mortgage Bonds, Series 2018, 5.000%, 7/15/36
7/26 at 100.00 2,568,503
4,000 Terre Haute Sanitary District, Indiana, Revenue Bonds, Bond Anticipation
Notes Series 2023, 5.250%, 9/28/28
7/24 at 100.00 4,010,652
Tippecanoe County NSE08 School Building Corporation, Indiana, Ad
Valorem Property Tax First Mortgage Bonds, Series 2023B
:
465 6.000%, 7/15/41 7/33 at 100.00 566,094
1,325 6.000%, 1/15/43 7/33 at 100.00 1,599,869
Warrick County School Corporation, Indiana, General Obligation Bonds,
Series 2023
:
1,125 5.000%, 7/15/24 No Opt. Call 1,130,429
1,050 5.000%, 1/15/25 No Opt. Call 1,061,275
Total Indiana 75,282,890
Iowa - 0.2%
3,000 PEFA Inc., Public Energy Facilities Authority, Inc., Iowa, Gas Project
Revenue Bonds, Series 2019, 5.000%, 9/01/49, (Mandatory Put 9/01/26)
6/26 at 100.62 3,076,098
Total Iowa 3,076,098
Kansas - 0.4%
1,075 Hutchinson, Kansas, Hospital Facilities Revenue Bonds, Hutchinson
Regional Medical Center, Inc., Series 2016, 5.000%, 12/01/36
12/26 at 100.00 1,067,023
205 Kansas Power Pool, a Municipal Energy Agency Electric Utility Revenue
Bonds, DogWood Facility, Series 2015A, 5.000%, 12/01/28
12/25 at 100.00 211,451
2,700 Unified School District No. 491, Douglas County. Kansas, General
Obligation Bonds, Refunding and School Building, Eudora Series 2023A,
5.000%, 9/01/42 - AGM Insured
9/32 at 100.00 2,942,955
2,350 University of Kansas Hospital Authority, Health Facilities Revenue Bonds,
KU Health System, Refunding & Improvement Series 2015, 5.000%,
9/01/33
9/25 at 100.00 2,402,945
Total Kansas 6,624,374
Kentucky - 0.1%
1,250 Kentucky State Property and Buildings Commission, Revenue Bonds,
Project 127, Series 2022A, 5.250%, 6/01/39
6/32 at 100.00 1,423,157
Total Kentucky 1,423,157
Louisiana - 2.2%
4,000 Greater New Orleans Expressway Commission, Louisiana, Toll Revenue
Bonds, Subordinate Lien Series 2017, 5.000%, 11/01/42 - AGM Insured
11/25 at 100.00 4,079,924
5,000 Louisiana Local Government Environmental Facilities and Community
Development Authority, Louisiana, Insurance Assessment Revenue Bonds,
Louisiana Insurance Guaranty Association Project, Series 2022B, 5.000%,
8/15/33
8/27 at 100.00 5,284,174
200 Louisiana Public Facilities Authority, Louisiana, Revenue Bonds, Lincoln
Preparatory School Project, Series 2021A, 5.000%, 6/01/31, 144A
No Opt. Call 192,967

Municipal Total Return Managed Accounts Portfolio
(continued)
Portfolios of Investments
January 31, 2024
(Unaudited)

Principal
Amount (000) Description (a)
Optional Call
Provisions (b) Value
Louisiana (continued)
$ 2,000 Louisiana Public Facilities Authority, Louisiana, Revenue Bonds, Loyola
University of New Orleans Project, Refunding Series 2023A, 5.000%,
10/01/43
4/33 at 100.00 $ 2,148,333
Louisiana Public Facilities Authority, Louisiana, Revenue Bonds, Ochsner
Clinic Foundation Project, Refunding Series 2017
:
2,000 5.000%, 5/15/33 5/27 at 100.00 2,098,418
2,000 5.000%, 5/15/34 5/27 at 100.00 2,098,473
2,640 5.000%, 5/15/35 5/27 at 100.00 2,766,216
3,940 New Orleans Aviation Board, Louisiana, General Airport Revenue Bonds,
North Terminal Project, Series 2015B, 5.000%, 1/01/30, (AMT)
1/25 at 100.00 3,977,924
New Orleans Aviation Board, Louisiana, General Airport Revenue Bonds,
North Terminal Project, Series 2017B
:
400 5.000%, 1/01/34, (AMT) 1/27 at 100.00 415,198
500 5.000%, 1/01/35, (AMT) 1/27 at 100.00 518,468
355 5.000%, 1/01/36, (AMT) 1/27 at 100.00 366,840
Port New Orleans Board of Commissioners, Louisiana, Revenue Bonds,
Port Facilities, Refunding Series 2018B
:
3,000 5.000%, 4/01/37 - AGM Insured, (AMT) 4/28 at 100.00 3,111,509
860 5.000%, 4/01/38 - AGM Insured, (AMT) 4/28 at 100.00 887,959
4,900 Saint John the Baptist Parish School District 1, Louisiana, General
Obligation Bonds, Series 2023, 5.250%, 3/01/37
3/33 at 100.00 5,444,930
Total Louisiana 33,391,333
Maine - 0.1%
500 Maine Health and Higher Educational Facilities Authority, Revenue Bonds,
Series 2022C, 5.500%, 7/01/38 - AGM Insured
7/32 at 100.00 571,609
700 Maine Health and Higher Educational Facilities Authority, Revenue Bonds,
Series 2023A, 5.000%, 7/01/42 - AGM Insured
7/33 at 100.00 763,090
Total Maine 1,334,699
Maryland - 0.7%
2,000 Maryland Health and Higher Educational Facilities Authority, Maryland,
Revenue Bonds, Meritus Medical Center, Series 2015, 5.000%, 7/01/29
7/25 at 100.00 2,042,263
250 Maryland Health and Higher Educational Facilities Authority, Revenue
Bonds Doctors Community Hospital, Series 2017B, 5.000%, 7/01/32
7/27 at 100.00 260,094
Maryland Health and Higher Educational Facilities Authority, Revenue
Bonds, LifeBridge Health System, Series 2015
:
1,200 (c) 4.000%, 7/01/35, (Pre-refunded 7/01/25) 7/25 at 100.00 1,219,202
625 (c) 5.000%, 7/01/40, (Pre-refunded 7/01/25) 7/25 at 100.00 643,601
2,120 (c) Maryland Health and Higher Educational Facilities Authority, Revenue
Bonds, Peninsula Regional Medical Center Issue, Refunding Series 2015,
5.000%, 7/01/39, (Pre-refunded 7/01/24)
7/24 at 100.00 2,131,772
4,615 Maryland Transportation Authority, Passenger Facility Charge Revenue
Bonds, Baltimore/Washington International Thurgood Marshall Airport
Project, Series 2019, 5.000%, 6/01/26, (AMT)
No Opt. Call 4,777,657
Total Maryland 11,074,589
Massachusetts - 0.5%
3,280 Massachusetts State, General Obligation Bonds, Refunding Series 2023B,
5.000%, 5/01/43
5/33 at 100.00 3,714,520
4,000 Massachusetts State, General Obligation Bonds, Refunding Series 2024A,
5.000%, 3/01/40
3/34 at 100.00 4,640,074
Total Massachusetts 8,354,594

Principal
Amount (000) Description (a)
Optional Call
Provisions (b) Value
Michigan - 2.4%
$ 5,000 Flat Rock Community School District, Wayne County, Michigan, General
Obligation Bonds, Refunding School Building and Site Series 2023,
5.250%, 5/01/52
5/32 at 100.00 $ 5,420,233
Kalamazoo Hospital Finance Authority, Michigan, Hospital Revenue Bonds,
Bronson Healthcare Group, Inc., Refunding Series 2016
:
95 5.000%, 5/15/26 No Opt. Call 98,592
5 (c) 5.000%, 5/15/26, (ETM) No Opt. Call 5,231
4,000 Lansing, Ingham and Eaton Counties, Michigan, General Obligation
Bonds, Refunding & Capital Improvement Series 2023B, 5.000%, 6/01/42
- AGM Insured
6/33 at 100.00 4,443,909
825 Michigan Finance Authority, Hospital Revenue Bonds, McLaren Health
Care, Refunding Series 2015B, 5.000%, 5/15/34
5/25 at 100.00 838,803
2,500 Michigan Finance Authority, Hospital Revenue Bonds, McLaren Health
Care, Series 2019A, 5.000%, 2/15/32
8/29 at 100.00 2,730,744
Michigan Finance Authority, Hospital Revenue Bonds, Sparrow Obligated
Group, Refunding Series 2022A
:
3,600 (c) 5.000%, 11/15/33, (Pre-refunded 11/15/32) 11/32 at 100.00 4,312,392
3,785 (c) 5.000%, 11/15/34, (Pre-refunded 11/15/32) 11/32 at 100.00 4,534,001
3,975 (c) 5.000%, 11/15/35, (Pre-refunded 11/15/32) 11/32 at 100.00 4,761,600
375 Michigan Finance Authority, Public School Academy Limited Obligation
Revenue Bonds, Voyageur Academy Project, Refunding Series 2017.
Private Placement of 2017, 5.900%, 7/15/46, 144A
7/27 at 100.00 290,575
1,000 Michigan Mathematics & Science Initiative, Michigan, Public School
Academy Revenue Bonds, Series 2021, 4.000%, 1/01/51
1/31 at 100.00 801,288
5,000 Michigan State, Trunk Line Fund Bonds, Rebuilding Michigan Program,
Series 2021A, 4.000%, 11/15/44
11/31 at 100.00 5,099,287
3,000 Wyoming Public Schools, Kent County, Michigan, General Obligation
Bonds, School Building & Site Series 2023, 5.000%, 5/01/43 - AGM
Insured
5/33 at 100.00 3,314,392
Total Michigan 36,651,047
Minnesota - 0.9%
4,580 Forest Lake, Minnesota Charter School Lease Revenue Bonds, North Lakes
Academy, Refunding Series 2021A, 5.000%, 7/01/41
7/31 at 100.00 4,242,989
450 Forest Lake, Minnesota, Charter School Lease Revenue Bonds, Lakes
International Language Academy, Series 2014A, 4.500%, 8/01/26
3/24 at 101.00 446,962
3,665 Minneapolis, Minnesota, Health Care System Revenue Bonds, Fairview
Health Services, Series 2015A, 5.000%, 11/15/31
11/25 at 100.00 3,742,236
1,750 Minneapolis-St. Paul Metropolitan Airports Commission, Minnesota,
Airport Revenue Bonds, Subordinate Lien Series 2022B, 5.000%, 1/01/37,
(AMT)
1/32 at 100.00 1,920,027
1,000 Minnesota Housing Finance Agency, Residential Housing Finance Bonds,
Series 2022M, 5.100%, 7/01/42
1/32 at 100.00 1,071,830
1,000 Ramsey, Anoka County, Minnesota, Lease Revenue Bonds, PACT Charter
School Project,  Series 2022A, 5.000%, 6/01/32
6/29 at 100.00 1,007,839
750 St. Paul Housing and Redevelopment Authority, Minnesota, Charter
School Revenue Bonds, Higher Ground Academy Charter School, Series
2023, 5.500%, 12/01/38
12/29 at 102.00 775,470
Total Minnesota 13,207,353

Municipal Total Return Managed Accounts Portfolio
(continued)
Portfolios of Investments
January 31, 2024
(Unaudited)

Principal
Amount (000) Description (a)
Optional Call
Provisions (b) Value
Mississippi - 1.4%
$ 3,180 Medical Center Educational Building Corporation, Mississippi, Revenue
Bonds, University of Mississippi Medical Center, Colony Park Teaching
Campus, Series 2023A, 5.000%, 6/01/42
6/33 at 100.00 $ 3,472,253
5,000 Mississippi Home Corporation, Single Family Mortgage Revenue Bonds,
Series 2023C, 4.550%, 12/01/43
6/32 at 100.00 5,087,621
Mississippi Hospital Equipment and Facilities Authority, Revenue Bonds,
Baptist Memorial Healthcare, Series 2016A
:
4,000 5.000%, 9/01/41 9/26 at 100.00 4,065,285
8,500 5.000%, 9/01/46 9/26 at 100.00 8,580,017
Total Mississippi 21,205,176
Missouri - 2.2%
2,500 Lee's Summit, Missouri, Special Obligation Tax Increment and Special
District Improvement Bonds, Summit Fair Project, Refunding Series 2017,
4.875%, 11/01/37, 144A
11/27 at 100.00 2,330,805
1,960 Metropolitan St. Louis Sewerage District, Missouri, Wastewater System
Revenue Bonds, Refunding Improvement Series 2022B, 5.250%, 5/01/52
5/32 at 100.00 2,190,281
4,000 Missouri Development Finance Board, Revenue Bonds, Zoo Projects,
Series 2022, 5.500%, 5/01/42
5/32 at 100.00 4,465,941
1,030 Missouri Health and Education Facilities Authority, Health Facilities
Revenue Bonds, Saint Luke's Health System, Inc., Series 2016, 5.000%,
11/15/24
No Opt. Call 1,043,837
3,000 Missouri Health and Educational Facilities Authority, Health Facilities
Revenue Bonds, BJC Health System, Series 2015A, 4.000%, 1/01/45
1/25 at 100.00 3,000,197
10,000 Missouri Health and Educational Facilities Authority, Health Facilities
Revenue Bonds, Mercy Health, Series 2012, 4.000%, 11/15/42
3/24 at 100.00 9,896,310
650 Missouri Health and Educational Facilities Authority, Revenue Bonds,
Lutheran Senior Services Projects, Series 2016B, 5.000%, 2/01/28
2/26 at 100.00 654,783
2,330 Orchard Farm R-V School District, Saint Charles County, Missouri,
Certificates of Participation, Series 2022A, 5.250%, 4/01/39
4/29 at 100.00 2,492,186
2,200 Ozark Reorganized School District 6, Christian County, Missouri, General
Obligation Bonds, School Building Series 2022, 6.000%, 3/01/42 - AGM
Insured
9/32 at 100.00 2,624,492
253 Saint Louis, Missouri, Tax Increment Financing Revenue Notes, Marquette
Building Redevelopment Project, Series 2008-A, 6.500%, 1/23/28
3/24 at 100.00 116,380
510 Taney County Industrial Development Authority, Missouri, Sales Tax
Revenue Improvement Bonds, Big Cedar Infrastructure Project Series
2023, 6.000%, 10/01/49, 144A
10/30 at 100.00 512,624
1,300 Transportation Development District, Missouri, Transportation Sales Tax
Revenue Bonds, Series 2017, 4.500%, 6/01/36
6/26 at 100.00 1,315,500
2,500 Universal City Industrial Development Authority, Missouri, Revenue
Bonds, Tax Increment and Special District Markets at Olive Project Series
2023A, 4.875%, 6/15/36
6/33 at 100.00 2,562,038
600 Wright City School District R-II, Warren County, Missouri, General
Obligation Bonds, School Building Series 2022, 6.000%, 3/01/42 - AGM
Insured
9/32 at 100.00 721,715
Total Missouri 33,927,089
Montana - 0.8%
3,000 Montana Board of Housing, Single Family Mortgage Bonds, Series 2023A,
4.450%, 12/01/43
12/32 at 100.00 3,033,333
1,220 Montana Facility Finance Authority, Hospital Revenue Bonds, Benefis
Health System Obligated Group, Refunding Series 2016, 5.000%, 2/15/31
2/27 at 100.00 1,271,174

Principal
Amount (000) Description (a)
Optional Call
Provisions (b) Value
Montana (continued)
$ 1,255 Montana Facility Finance Authority, Montana, Health Facilities Revenue
Bonds, Bozeman Deaconess Health Services Obligated Group, Series
2018, 5.000%, 6/01/37
6/28 at 100.00 $ 1,314,832
5,000 Montana Facility Finance Authority, Revenue Bonds, Billings Clinic
Obligated Group, Series 2018A, 5.000%, 8/15/48
8/28 at 100.00 5,174,012
1,470 Montana State Board of Regents of Higher Education, General Revenue
Bonds, Series 2022, 5.250%, 11/15/52 - AGM Insured
11/32 at 100.00 1,617,161
Total Montana 12,410,512
Nebraska - 1.3%
Douglas County Hospital Authority 2, Nebraska, Health Facilities Revenue
Bonds, Children's Hospital Obligated Group, Series 2017
:
1,045 5.000%, 11/15/36 5/27 at 100.00 1,096,800
1,070 5.000%, 11/15/37 5/27 at 100.00 1,118,119
900 Douglas County Hospital Authority 3, Nebraska, Health Facilities Revenue
Bonds, Nebraska Methodist Health System, Refunding Series 2015,
5.000%, 11/01/29
11/25 at 100.00 925,796
2,000 Douglas County Nebraska, Sanitary and Improvement, District Number
608, General Obligation Bonds, North Streams, Series 2022, 6.000%,
12/15/37
6/27 at 100.00 1,957,477
1,750 Douglas County Sanitary and Improvement District 608 North Streams,
Nebraska, General Obligation Bonds, Series 2022, 5.750%, 12/15/37
6/27 at 100.00 1,672,563
1,045 Douglas County Sanitary and Improvement District 608 North Streams,
Nebraska, General Obligation Bonds, Series 2023, 7.000%, 10/15/38
4/28 at 100.00 1,045,173
Madison County Hospital Authority 1, Nebraska, Hospital Revenue Bonds,
Faith Regional Health Services Project, Refunding Series 2017A
:
1,765 5.000%, 7/01/25 No Opt. Call 1,789,795
1,500 5.000%, 7/01/28 7/27 at 100.00 1,540,233
525 Madison County Hospital Authority 1, Nebraska, Hospital Revenue Bonds,
Faith Regional Health Services Project, Series 2018, 5.000%, 7/01/29
7/25 at 100.00 534,657
2,500 Nebraska Investment Finance Authority, Single Family Housing Revenue
Bonds, Social Series 2023G, 5.150%, 9/01/43
9/32 at 100.00 2,669,922
3,000 Nebraska Investment Finance Authority, Single Family Housing Revenue
Bonds, Social Series 2024A, 4.500%, 9/01/44, (WI/DD)
3/33 at 100.00 3,039,178
2,800 Southeast Community College Area, Nebraska, Certificates of
Participation, Series 2018, 5.000%, 12/15/47
6/28 at 100.00 2,986,482
Total Nebraska 20,376,195
Nevada - 1.8%
1,000 Carson City, Nevada, Hospital Revenue Bonds, Carson Tahoe Regional
Healthcare Project, Series 2017A, 5.000%, 9/01/33
9/27 at 100.00 1,035,239
Clark County Water Reclamation District, Nevada, General Obligation
Water Bonds, Limited Tax Series 2023
:
2,425 5.000%, 7/01/41 7/33 at 100.00 2,734,582
12,335 5.000%, 7/01/47 7/33 at 100.00 13,561,068
4,000 Clark County, Nevada  Airport Revenue Bonds, Senior Series 2015A,
5.000%, 7/01/40
7/25 at 100.00 4,058,397
2,000 Clark County, Nevada, Airport Revenue Bonds, Jet Aviation Fuel Tax,
Refunding Series 2022A, 5.000%, 7/01/26, (AMT)
No Opt. Call 2,077,278
115 Clark County, Nevada, Airport Revenue Bonds, Refunding Subordinate
Lien Series 2019D, 5.000%, 7/01/25
No Opt. Call 118,116

Municipal Total Return Managed Accounts Portfolio
(continued)
Portfolios of Investments
January 31, 2024
(Unaudited)

Principal
Amount (000) Description (a)
Optional Call
Provisions (b) Value
Nevada (continued)
$ 1,370 Clark County, Nevada, Passenger Facility Charge Revenue Bonds, Las
Vegas-McCarran International Airport, Refunding Series 2017B, 5.000%,
7/01/24, (AMT)
No Opt. Call $ 1,377,889
775 Henderson, Nevada, Local Improvement Bonds, Local Improvement
District T-22 Rainbow Canyon Phase II, Series 2023, 5.000%, 3/01/38
3/33 at 100.00 782,710
885 Las Vegas, Nevada, Local Improvement Bonds, Special Improvement
District 812 Summerlin Village 24, Series 2015, 4.250%, 12/01/24
No Opt. Call 886,811
435 Las Vegas, Nevada, Local Improvement Bonds, Special Improvement
District 814 Summerlin Village 21& 24A, Series 2019, 3.250%, 6/01/24
No Opt. Call 432,688
Total Nevada 27,064,778
New Hampshire - 1.4%
New Hampshire Health and Education Facilities Authority, Revenue Bonds,
Catholic Medical Center, Series 2017
:
3,145 5.000%, 7/01/35 7/27 at 100.00 3,234,361
1,950 5.000%, 7/01/37 7/27 at 100.00 1,985,567
670 5.000%, 7/01/44 7/27 at 100.00 650,345
4,055 New Hampshire Health and Education Facilities Authority, Revenue
Bonds, Concord Hospital, Series 2017, 5.000%, 10/01/42
10/27 at 100.00 4,190,459
9,455 New Hampshire Health and Education Facilities Authority, Revenue
Bonds, University System of New Hampshire, Series 2015, 5.000%,
7/01/40
7/25 at 100.00 9,561,222
1,350 New Hampshire Housing Finance Authority, Single Family Mortgage
Acquisition Bonds, Social Series 2023B, 4.450%, 7/01/43
7/32 at 100.00 1,364,581
Total New Hampshire 20,986,535
New Jersey - 2.3%
Middlesex County Improvement Authority, New Jersey, General
Obligation Lease Revenue Bonds, New Jersey Health + Life Science
Exchange - H-1 Project Series 2023A
:
3,920 5.000%, 8/15/49 8/33 at 100.00 4,378,053
2,715 5.000%, 8/15/53 8/33 at 100.00 2,994,662
New Jersey Economic Development Authority, Charter School Revenue
Bonds, North Star Academy Charter School of Newark, Series 2017
:
485 5.000%, 7/15/24 No Opt. Call 486,819
510 5.000%, 7/15/25 No Opt. Call 517,417
535 5.000%, 7/15/26 No Opt. Call 547,949
560 5.000%, 7/15/27 No Opt. Call 580,677
5,300 New Jersey Economic Development Authority, New Jersey, Transit
Transportation Project Revenue Bonds, Portal North Bridge Project Series
2022A, 5.000%, 11/01/37
11/32 at 100.00 6,024,393
1,500 New Jersey Economic Development Authority, Private Activity Bonds, The
Goethals Bridge Replacement Project, Series 2013, 5.125%, 1/01/39 -
AGM Insured, (AMT)
3/24 at 100.00 1,500,092
New Jersey Economic Development Authority, Special Facility Revenue
Bonds, Port Newark Container Terminal LLC Project, Refunding Series
2017
:
1,800 5.000%, 10/01/24, (AMT) No Opt. Call 1,809,111
3,500 5.000%, 10/01/37, (AMT) 10/27 at 100.00 3,582,033
5,000 New Jersey Health Care Facilities Financing Authority, State Contract
Bonds, Hospital Asset Transformation Program, Refunding Series 2017,
5.000%, 10/01/29
4/28 at 100.00 5,384,979
1,700 New Jersey Transportation Trust Fund Authority, Transportation Program
Bonds, Series 2022CC, 5.250%, 6/15/36
12/32 at 100.00 1,994,097

Principal
Amount (000) Description (a)
Optional Call
Provisions (b) Value
New Jersey (continued)
$ 1,700 New Jersey Transportation Trust Fund Authority, Transportation System
Bonds, Series 2009C, 5.250%, 6/15/32
12/24 at 100.00 $ 1,720,977
200 New Jersey Transportation Trust Fund Authority, Transportation System
Bonds, Series 2015AA, 5.250%, 6/15/32
6/25 at 100.00 205,366
South Jersey Port Corporation, New Jersey, Marine Terminal Revenue
Bonds, Subordinate Series 2017B
:
1,300 5.000%, 1/01/35, (AMT) 1/28 at 100.00 1,369,682
1,250 5.000%, 1/01/36, (AMT) 1/28 at 100.00 1,312,420
Total New Jersey 34,408,727
New Mexico - 0.1%
2,000 New Mexico Mortgage Finance Authority, Single Family Mortgage
Program Bonds, Class 1 Series 2023D, 5.150%, 9/01/43
9/32 at 100.00 2,165,904
Total New Mexico 2,165,904
New York - 7.0%
400 Buffalo and Erie County Industrial Land Development Corporation, New
York, Revenue Bonds, Catholic Health System, Inc. Project, Series 2015,
5.000%, 7/01/27
7/25 at 100.00 380,662
400 Build New York City Resource Corporation, New York, Revenue Bonds,
Global Community Charter School Project, Series 2022A, 4.000%, 6/15/32
No Opt. Call 393,833
Build New York Resource Corporation Revenue Bonds, East Harlem
Scholars Academy Charter School Project, Series 2022 (Social Bonds)
:
400 5.000%, 6/01/32, 144A 6/30 at 100.00 413,335
1,250 5.750%, 6/01/42, 144A 6/30 at 100.00 1,300,241
250 Build NYC Resource Corporation, New York, Revenue Bonds, Richmond
Preparatory Charter School Project, Social Impact Project Series 2021A,
4.000%, 6/01/31, 144A
6/29 at 100.00 241,044
1,335 Dormitory Authority of the State of New York, Columbia University
Revenue Bonds, Series 2020A, 5.000%, 10/01/50
No Opt. Call 1,644,905
Dormitory Authority of the State of New York, General Revenue Bonds,
Barnard College, Series 2022A
:
785 5.000%, 7/01/37 7/30 at 100.00 850,423
500 5.000%, 7/01/38 7/30 at 100.00 537,859
1,250 Dormitory Authority of the State of New York, General Revenue Bonds,
Yeshiva University, Series 2022A, 5.000%, 7/15/32
No Opt. Call 1,347,387
Dormitory Authority of the State of New York, Revenue Bonds, Catholic
Health System Obligated Group Series 2019A
:
725 5.000%, 7/01/32 7/29 at 100.00 647,520
525 5.000%, 7/01/34 7/29 at 100.00 459,181
925 4.000%, 7/01/38 7/29 at 100.00 712,865
800 5.000%, 7/01/41 7/29 at 100.00 674,470
9,000 Dormitory Authority of the State of New York, Revenue Bonds, Icahn
School of Medicine at Mount Sinai, Refunding Series 2015A, 5.000%,
7/01/32
7/25 at 100.00 9,124,569
5,000 Dormitory Authority of the State of New York, Revenue Bonds, Memorial
Sloan Kettering Cancer Center Series 2022-1A, 4.000%, 7/01/51
7/32 at 100.00 4,875,006
2,535 Dormitory Authority of the State of New York, Revenue Bonds, Montefiore
Obligated Group, Series 2018A, 5.000%, 8/01/25
No Opt. Call 2,545,114
470 Dormitory Authority of the State of New York, Revenue Bonds, Montefiore
Obligated Group, Series 2020A, 5.000%, 9/01/28
No Opt. Call 489,713

Municipal Total Return Managed Accounts Portfolio
(continued)
Portfolios of Investments
January 31, 2024
(Unaudited)

Principal
Amount (000) Description (a)
Optional Call
Provisions (b) Value
New York (continued)
$ 300 Dormitory Authority of the State of New York, Revenue Bonds, Orange
Regional Medical Center Obligated Group, Series 2017, 5.000%,
12/01/29, 144A
6/27 at 100.00 $ 294,951
1,000 Dormitory Authority of the State of New York, State Personal Income Tax
Revenue Bonds, General Purpose Series 2023A, 5.000%, 3/15/32
No Opt. Call 1,182,033
1,575 Liberty Development Corporation, New York, Goldman Sachs
Headquarter Revenue Bonds, Series 2005, 5.250%, 10/01/35
No Opt. Call 1,857,072
580 Liberty Development Corporation, New York, Goldman Sachs
Headquarters Revenue Bonds Series 2007, 5.500%, 10/01/37
No Opt. Call 687,290
1,000 Long Island Power Authority, New York, Electric System General Revenue
Bonds, Series 2015B, 5.000%, 9/01/36
9/25 at 100.00 1,024,705
1,975 Monroe County Industrial Development Corporation, New York, Revenue
Bonds, Rochester General Hospital Project, Series 2017, 5.000%, 12/01/46
12/26 at 100.00 2,003,612
Monroe County Industrial Development Corporation, New York, Revenue
Bonds, Rochester Regional Health Project, Series 2020A
:
600 5.000%, 12/01/24 No Opt. Call 605,356
750 5.000%, 12/01/25 No Opt. Call 766,666
2,065 Nassau County Tobacco Settlement Corporation, New York, Tobacco
Settlement Asset-Backed Bonds, Refunding Series 2006A-2, 5.250%,
6/01/26
2/24 at 100.00 2,057,938
370 New Rochelle Corporation, New York, Local Development Revenue
Bonds, Iona College Project, Series 2015A, 5.000%, 7/01/32
7/25 at 100.00 375,134
3,000 New York City Transitional Finance Authority, New York, Future Tax
Secured Bonds, Subordinate Fiscal 2017 Series B-1, 5.000%, 8/01/36
8/26 at 100.00 3,142,294
2,500 New York City Transitional Finance Authority, New York, Future Tax
Secured Bonds, Subordinate Fiscal Series 2023B-1, 5.250%, 11/01/36
11/32 at 100.00 2,985,360
New York City Transitional Finance Authority, New York, Future Tax
Secured Bonds, Subordinate Fiscal Series 2023D-1
:
1,500 5.250%, 11/01/37 11/32 at 100.00 1,776,163
5,000 5.500%, 11/01/45 11/32 at 100.00 5,819,954
6,000 New York City Transitional Finance Authority, New York, Future Tax
Secured Bonds, Subordinate Fiscal Series 2023E-1, 5.000%, 11/01/40
5/33 at 100.00 6,875,951
4,035 New York City Transitional Finance Authority, New York, Future Tax
Secured Bonds, Subordinate Fiscal Series 2024A-1, 5.000%, 5/01/44
5/33 at 100.00 4,531,369
7,090 New York Liberty Development Corporation, New York, Liberty Revenue
Bonds, 3 World Trade Center Project, Class 1 Series 2014, 5.000%,
11/15/44, 144A
11/24 at 100.00 7,098,129
3,000 New York State Environmental Facilities Corporation, State Clean Water
and Drinking Water Revolving Funds Revenue Bonds, New York City
Municipal Water Finance Authority Projects-Second Resolution Bonds,
Subordinated SRF Series 2017E, 5.000%, 6/15/42
6/27 at 100.00 3,174,110
New York State Environmental Facilities Corporation, State Clean Water
and Drinking Water Revolving Funds Revenue Bonds, Pooled Loan Issue,
Series 2005B
:
500 (c) 5.500%, 10/15/27, (ETM) No Opt. Call 547,854
1,000 (c) 5.500%, 4/15/35, (ETM) No Opt. Call 1,232,587
500 New York State Power Authority, Green Transmission Project Revenue
Bonds, Green Series 2023A, 5.250%, 11/15/42 - AGM Insured
11/33 at 100.00 583,764
1,980 New York Transportation Development Corporation, New York, Special
Facility Revenue Bonds, New Terminal 1 John F Kennedy International
Airport Project, Green Series 2023, 5.500%, 6/30/44 - AGM Insured, (AMT)
6/31 at 100.00 2,184,102

Principal
Amount (000) Description (a)
Optional Call
Provisions (b) Value
New York (continued)
New York Transportation Development Corporation, New York, Special
Facility Revenue Bonds, Terminal 4 John F Kennedy International Airport
Project, Series 2022
:
$ 5,000 5.000%, 12/01/30, (AMT) No Opt. Call $ 5,446,520
1,660 5.000%, 12/01/42, (AMT) 12/32 at 100.00 1,739,662
7,390 Port Authority of New York and New Jersey, Consolidated Revenue Bonds,
One Hundred Eighty-Sixth Series 2014, 5.000%, 10/15/44, (AMT)
10/24 at 100.00 7,400,441
600 Poughkeepsie City, New York, General Obligation Bonds, Refunding
Public Improvement Series 2019., 5.000%, 6/01/31
6/26 at 100.00 613,574
750 Schenectady County Capital Resource Corporation, New York, Revenue
Bonds, Union College Project, Series 2022, 5.250%, 7/01/52
7/32 at 100.00 829,122
7,625 Triborough Bridge and Tunnel Authority, New York, Sales Tax Revenue
Bonds, MTA Bridges & Tunnels, TBTA Capital Lockbox-City Sales Tax,
Series 2022A, 5.250%, 5/15/52
11/32 at 100.00 8,440,935
1,360 Westchester County Local Development Corporation, New York, Revenue
Bonds, Westchester Medical Center Obligated Group Project, Series
2023, 5.750%, 11/01/48 - AGM Insured
11/33 at 100.00 1,551,371
465 Yonkers Economic Development Corporation, New York, Educational
Revenue Bonds, Lamartine/Warburton LLC-Charter School of Educational
Excellence Project, Series 2019A, 5.000%, 10/15/54
10/29 at 100.00 435,906
915 Yonkers Industrial Development Agency, New York, School Facility
Revenue Bonds, New Community School Project Series 2022, 5.250%,
5/01/51
5/32 at 100.00 1,003,697
1,155 Yonkers, New York, General Obligation Bonds, Serial Series 2022F,
5.000%, 11/15/38 - BAM Insured
11/32 at 100.00 1,326,302
Total New York 106,232,051
North Carolina - 0.9%
Charlotte, North Carolina, Airport Revenue Bonds, Charlotte Douglas
International, Refunding Series 2017B
:
1,000 5.000%, 7/01/42, (AMT) 7/27 at 100.00 1,024,868
1,000 5.000%, 7/01/47, (AMT) 7/27 at 100.00 1,016,337
1,090 Greater Asheville Regional Airport Authority,  North Carolina, Airport
System Revenue Bonds, Series 2023, 5.250%, 7/01/42 - AGM Insured,
(AMT)
7/33 at 100.00 1,206,864
1,300 Greater Asheville Regional Airport Authority, North Carolina, Airport
System Revenue Bonds, Series 2022A, 5.250%, 7/01/39 - AGM Insured,
(AMT)
7/32 at 100.00 1,445,633
Greater Asheville Regional Airport Authority, North Carolina, Airport
System Revenue Bonds, Series 2023
:
430 5.250%, 7/01/41 - AGM Insured, (AMT) 7/33 at 100.00 478,106
620 5.250%, 7/01/43 - AGM Insured, (AMT) 7/33 at 100.00 682,138
4,500 (c) North Carolina Turnpike Authority, Triangle Expressway System Revenue
Bonds, Bond Anticipation Bond Senior Lien Series 2020, 5.000%, 2/01/24,
(ETM)
No Opt. Call 4,500,000
North Carolina Turnpike Authority, Triangle Expressway System Revenue
Bonds, Senior Lien Series 2019
:
1,500 5.000%, 1/01/44 1/30 at 100.00 1,577,021
500 5.000%, 1/01/49 1/30 at 100.00 520,870
1,135 Raleigh Durham Airport Authority, North Carolina, Airport Revenue Bonds,
Refunding Series 2017A, 5.000%, 5/01/33, (AMT)
5/27 at 100.00 1,185,936
Total North Carolina 13,637,773

Municipal Total Return Managed Accounts Portfolio
(continued)
Portfolios of Investments
January 31, 2024
(Unaudited)

Principal
Amount (000) Description (a)
Optional Call
Provisions (b) Value
North Dakota - 0.2%
$ 375 City of Horace, North Dakota, Temporary Refunding Improvement Bonds,
Series 2022A, 3.250%, 8/01/24
3/24 at 100.00 $ 375,046
1,000 North Dakota Housing Finance Agency, Home Mortgage Finance Program
Bonds, Social Series 2023D, 4.500%, 7/01/43
7/32 at 100.00 1,014,300
1,485 Ward County Health Care, North Dakota, Revenue Bonds, Trinity
Obligated Group, Series 2017C, 5.000%, 6/01/34
6/28 at 100.00 1,435,149
Total North Dakota 2,824,495
Ohio - 1.9%
1,315 Brunswick City School District, Medina County, Ohio, General Obligation
Bonds, Classroom Facilities School Improvement Series 2023, 5.250%,
12/01/53 - BAM Insured
6/31 at 100.00 1,423,400
1,000 Dayton, Ohio, Water System Revenue Bonds, Series 2022, 5.500%,
12/01/42
12/30 at 100.00 1,121,728
2,000 Franklin County, Ohio, Hospital Facilities Revenue Bonds, OhioHealth
Corporation, Series 2015, 5.000%, 5/15/35
5/25 at 100.00 2,030,639
5,000 Marion Local School District, Mercer County, Ohio, General Obligation
Bonds, School Facilities Construction and Improvement Bond Anticipation
Notes Series 2023, 5.125%, 6/03/24
No Opt. Call 5,013,004
420 Muskingum County, Ohio, Hospital Facilities Revenue Bonds, Genesis
HealthCare System Obligated Group Project, Series 2013, 5.000%,
2/15/27
3/24 at 100.00 420,041
5,000 New Albany Plain Local Joint Park District, Franklin and Licking Counties,
Ohio, General Obligation Bonds, Park Facilities Series 2023, 5.500%,
12/01/48 - BAM Insured
12/32 at 100.00 5,612,547
1,150 Ohio Air Quality Development Authority, Ohio, Pollution Control Revenue
Bonds, FirstEnergy Generation Corporation Project, Refunding Series
2009D, 3.375%, 8/01/29, (Mandatory Put 9/15/21)
No Opt. Call 1,050,684
5,000 Salem City School District, Columbiana County, Ohio, General Obligation
Bonds, School Facilities Construction and Improvement Bond Anticipation
Notes Series 2023, 5.250%, 6/03/24
No Opt. Call 5,012,560
1,700 Summit County Development Finance Authority, Ohio, Parking System
Revenue Bonds, University of Akron Parking Project Series 2023, 5.500%,
12/01/43
12/33 at 100.00 1,803,216
5,000 Washington County, Ohio, Hospital Facilities Revenue Bonds, Memorial
Health System Obligated Group, Series 2022, 6.375%, 12/01/37
12/32 at 100.00 5,278,876
635 West Holmes Local School District, Ohio, Certificates of Participation,
Series 2023, 5.250%, 12/01/44 - BAM Insured
12/31 at 100.00 700,649
Total Ohio 29,467,344
Oklahoma - 0.3%
Clinton Public Works Authority,  Oklahoma, Educational Facilities, Lease
Revenue Bonds, Series 2022
:
2,145 5.000%, 10/01/33 10/32 at 100.00 2,380,244
1,925 5.000%, 10/01/35 10/32 at 100.00 2,124,126
750 Oklahoma Development Finance Authority, Health System Revenue
Bonds, OU Medicine Project, Taxable Series 2022, 5.500%, 8/15/37
8/32 at 100.00 764,709
Total Oklahoma 5,269,079
Oregon - 0.2%
West Linn, Oregon, General Obligation Bonds, Series 2023
:
1,530 4.000%, 6/01/41 6/32 at 100.00 1,549,194

Principal
Amount (000) Description (a)
Optional Call
Provisions (b) Value
Oregon (continued)
$ 1,465 4.000%, 6/01/43 6/32 at 100.00 $ 1,467,935
Total Oregon 3,017,129
Pennsylvania - 2.5%
2,095 Allegheny County Hospital Development Authority, Pennsylvania,
Revenue Bonds, University of Pittsburgh Medical Center, Series 2019A,
4.000%, 7/15/37
7/29 at 100.00 2,139,035
100 Allentown Neighborhood Improvement Zone Development Authority,
Pennsylvania, Tax Revenue Bonds, City Center Project, Series 2018,
5.000%, 5/01/33, 144A
5/28 at 100.00 102,896
Berks County Industrial Development Authority, Pennsylvania, Health
System Revenue Bonds, Tower Health Project, Series 2017
:
50 5.000%, 11/01/37 11/27 at 100.00 25,884
160 4.000%, 11/01/47 11/27 at 100.00 82,989
Cumberland Valley School District, Cumberland County, Pennsylvania,
General Obligation Bonds, Series 2023A
:
1,000 5.000%, 11/15/44 - AGM Insured 11/32 at 100.00 1,087,825
1,420 5.000%, 11/15/47 - AGM Insured 11/32 at 100.00 1,539,020
1,000 Hatboro-Horsham School District, Montgomery County, Pennsylvania,
General Obligation Bonds, Series 2023A, 5.250%, 9/15/47
9/31 at 100.00 1,099,324
3,500 Montgomery County Higher Education and Health Authority,
Pennsylvania, Revenue Bonds, Thomas Jefferson University, Series 2018A,
5.000%, 9/01/30
9/28 at 100.00 3,745,334
Pennsylvania Economic Development Financing Authority, Pennsylvania,
Private Activity Revenue Bonds, The PennDOT Major Bridges Package One
Project, Series 2022
:
6,000 5.000%, 6/30/33, (AMT) 12/32 at 100.00 6,789,764
4,500 5.250%, 6/30/35, (AMT) 12/32 at 100.00 5,133,637
1,000 Pennsylvania Economic Development Financing Authority, Private Activity
Revenue Bonds, Pennsylvania Rapid Bridge Replacement Project, Series
2015, 4.125%, 12/31/38, (AMT)
6/26 at 100.00 976,341
2,500 Pennsylvania Higher Educational Facilities Authority, Revenue Bonds,
Thomas Jefferson University, Refunding Series 2015A, 5.250%, 9/01/50
3/25 at 100.00 2,520,881
1,000 Pennsylvania Housing Finance Agency, Single Family Mortgage Revenue
Bonds, Social Series 2023-143A, 4.800%, 4/01/35
4/33 at 100.00 1,093,072
2,500 Pennsylvania Turnpike Commission, Turnpike Revenue Bonds, Series
2022B, 5.250%, 12/01/47
12/32 at 100.00 2,794,212
1,845 Philadelphia Authority for Industrial Development, Pennsylvania, Revenue
Bonds, Thomas Jefferson University, Fixed Rate Series 2017A, 5.000%,
9/01/36
3/27 at 100.00 1,904,733
1,500 Philadelphia, Pennsylvania, Airport Revenue Bonds, Refunding Series
2015A, 5.000%, 6/15/26, (AMT)
6/25 at 100.00 1,516,216
3,000 Philadelphia, Pennsylvania, Airport Revenue Bonds, Refunding Series
2017B, 5.000%, 7/01/35, (AMT)
7/27 at 100.00 3,122,098
1,215 South Western School District of York County, Pennsylvania, General
Obligation Bonds, Series 2023, 5.250%, 2/15/50
2/31 at 100.00 1,300,089
725 Susquehanna Area Regional Airport Authority, Pennsylvania, Airport
System Revenue Bonds, Series 2017, 5.000%, 1/01/35, (AMT)
1/28 at 100.00 748,849
Total Pennsylvania 37,722,199

Municipal Total Return Managed Accounts Portfolio
(continued)
Portfolios of Investments
January 31, 2024
(Unaudited)

Principal
Amount (000) Description (a)
Optional Call
Provisions (b) Value
Rhode Island - 0.1%
$ 1,900 Rhode Island Student Loan Authority, Student Loan Program Revenue
Bonds, Senior Series 2018A, 5.000%, 12/01/24, (AMT)
No Opt. Call $ 1,925,215
Total Rhode Island 1,925,215
South Carolina - 0.9%
750 Horry County, South Carolina, Limited Obligation Bonds, Hospitality Fee &
Local Accommodations Fee Pledge, Series 2022, 5.000%, 9/01/39
9/32 at 100.00 839,903
3,000 South Carolina Housing Finance and Development Authority, Multifamily
Housing Revenue Bonds, Edgewood Place Apartments Series 2023A,
4.800%, 7/01/45
No Opt. Call 3,066,875
180 (c) South Carolina Jobs-Economic Development Authority, Economic
Development Revenue Bonds, York Preparatory Academy Project, Series
2014A, 7.000%, 11/01/33, (Pre-refunded 11/01/24), 144A
11/24 at 100.00 184,651
3,500 South Carolina Public Service Authority, Santee Cooper Revenue
Obligations, Refunding Series 2022B, 4.000%, 12/01/49
6/32 at 100.00 3,344,920
South Carolina State Ports Authority, Revenue Bonds, Series 2015
:
785 (c) 5.000%, 7/01/33, (Pre-refunded 7/01/25), (AMT) 7/25 at 100.00 801,780
2,625 (c) 5.250%, 7/01/55, (Pre-refunded 7/01/25), (AMT) 7/25 at 100.00 2,690,091
870 South Island Public Service District, South Carolina, Waterworks and
Sewer System Revenue Bonds, Improvement Series 2022, 5.250%,
4/01/42
4/32 at 100.00 969,470
1,325 Spartanburg County School District 4, South Carolina, General Obligation
Bonds, Series 2022A, 5.000%, 3/01/47
3/32 at 100.00 1,458,182
Total South Carolina 13,355,872
South Dakota - 1.4%
1,555 Baltic School District No. 49-1, South Dakota, General Obligation Bonds,
Series 2022, 5.500%, 12/01/51 - AGM Insured
12/31 at 100.00 1,710,216
1,960 Brandon, Minnehaha County, South Dakota, Water Surcharge Revenue
Bonds, Series 2022, 5.500%, 8/01/47 - BAM Insured
8/32 at 100.00 2,220,595
South Dakota Health and Educational Facilities Authority, Revenue Bonds,
Avera Health, Refunding Series 2017
:
1,000 5.000%, 7/01/35 7/27 at 100.00 1,059,513
8,000 4.000%, 7/01/42 7/27 at 100.00 7,805,700
7,765 South Dakota Health and Educational Facilities Authority, Revenue Bonds,
Regional Health, Refunding Series 2017, 5.000%, 9/01/40
9/27 at 100.00 8,031,549
Total South Dakota 20,827,573
Tennessee - 0.9%
2,050 Chattanooga Health, Educational and Housing Facility Board, Tennessee,
Revenue Bonds, CommonSpirit Health, Series 2019A-2, 5.000%, 8/01/49
8/29 at 100.00 2,103,537
1,420 Greeneville Health and Educational Facilities Board, Tennessee, Hospital
Revenue Bonds, Ballad Health, Series 2018A, 5.000%, 7/01/37
7/28 at 100.00 1,488,260
1,400 Knox County Health, Educational and Housing Facilities Board, Tennessee,
Revenue Bonds, University Health System, Inc., Series 2017, 5.000%,
4/01/27
No Opt. Call 1,457,388
Knox County Health, Educational, and Housing Facilities Board, Revenue
Bonds, Provident Group - UTK Properties LLC - University of Tennessee
Project, Student Housing Series 2024A-1
:
685 5.000%, 7/01/43 - BAM Insured 7/33 at 100.00 738,074
665 5.000%, 7/01/44 - BAM Insured 7/33 at 100.00 713,735

Principal
Amount (000) Description (a)
Optional Call
Provisions (b) Value
Tennessee (continued)
Metropolitan Nashville Airport Authority, Tennessee, Airport Improvement
Revenue Bonds, Series 2022A
:
$ 1,100 5.250%, 7/01/34, (AMT) 7/32 at 100.00 $ 1,264,179
1,300 5.500%, 7/01/37, (AMT) 7/32 at 100.00 1,494,440
1,350 Metropolitan Nashville Airport Authority, Tennessee, Airport Revenue
Bonds, Improvement Series 2015B, 5.000%, 7/01/32, (AMT)
7/25 at 100.00 1,369,662
2,160 Tennessee State School Bond Authority, Higher Educational Facilities
Second Program Bonds, Series 2022A, 5.000%, 11/01/47
11/32 at 100.00 2,382,764
Total Tennessee 13,012,039
Texas - 6.8%
685 Arlington Higher Education Finance Corporation, Texas, Education
Revenue Bonds, Legacy Traditional Schools - Texas Project, Refunding
Series 2022A, 6.000%, 2/15/42, 144A
2/30 at 100.00 635,888
Arlington Higher Education Finance Corporation, Texas, Education
Revenue Bonds, Uplift Education, Series 2016A
:
695 2.750%, 12/01/26 No Opt. Call 671,407
645 5.000%, 12/01/51 12/26 at 100.00 646,723
500 Austin Independent School District, Travis County, Texas, General
Obligation Bonds, School Building Series 2023, 4.000%, 8/01/48
2/33 at 100.00 488,637
4,300 Austin, Texas, Water and Wastewater System Revenue Bonds, Refunding
Forward Delivery Series 2023, 5.000%, 11/15/42
5/33 at 100.00 4,858,637
Cedar Port Navigation District, Texas, General Obligation Bonds,
Improvement Series 2023
:
1,700 4.000%, 9/01/31 9/30 at 100.00 1,759,168
1,700 4.000%, 9/01/32 9/30 at 100.00 1,751,154
360 (c) Central Texas Regional Mobility Authority, Revenue Bonds, Senior Lien,
Series 2015A, 5.000%, 1/01/35, (Pre-refunded 7/01/25)
7/25 at 100.00 369,956
550 City of Midlothian, Texas, Westside Preserve Public Improvement District
Improvement Area #1 Project, Special Assessment Revenue Bonds, Series
2022, 5.250%, 9/15/42, 144A
9/32 at 100.00 542,921
505 Clifton Higher Education Finance Corporation, Texas, Education Revenue
Bonds, Idea Public Schools, Series 2022A, 5.000%, 8/15/31
No Opt. Call 544,609
3,000 Collin County, Texas, General Obligation Bonds, Limited Tax Permanent
Improvement Series 2023, 5.000%, 2/15/40
2/33 at 100.00 3,398,407
3,740 Dallas Area Rapid Transit, Texas, Sales Tax Revenue Bonds, Refunding &
Improvement Senior Lien Series 2021B, 4.000%, 12/01/51
12/30 at 100.00 3,658,854
3,055 Dallas Fort Worth International Airport, Texas, Joint Revenue Bonds,
Refunding Series 2022B, 5.000%, 11/01/40
11/32 at 100.00 3,472,549
Decatur Hospital Authority, Texas, Revenue Bonds, Wise Regional Health
System, Series 2021B
:
70 (c) 5.000%, 9/01/24, (ETM) No Opt. Call 70,699
75 (c) 5.000%, 9/01/25, (ETM) No Opt. Call 77,232
276 (c) Decatur Hospital Authority, Texas, Revenue Bonds, Wise Regional Health
System, Series 2021C, 4.000%, 9/01/44, (Pre-refunded 9/01/31)
9/31 at 100.00 294,126
Hackberry, Texas, Combination Special Assessment and Contract Revenue
Road and Utility Bonds, Hidden Cove Improvement District 2, Series 2017
:
1,230 4.500%, 9/01/32 9/27 at 100.00 1,238,905
955 4.500%, 9/01/32 9/27 at 100.00 961,914
1,250 Harris County Flood Control District, Texas, General Obligation Bonds,
Refunding Improvement,  Sustainability Green Series 2022A, 5.250%,
10/01/40
10/32 at 100.00 1,436,281

Municipal Total Return Managed Accounts Portfolio
(continued)
Portfolios of Investments
January 31, 2024
(Unaudited)

Principal
Amount (000) Description (a)
Optional Call
Provisions (b) Value
Texas (continued)
$ 2,255 Highland Park Independent School District, Potter County, Texas, General
Obligation Bonds, School Building Series 2023, 5.250%, 2/15/41
2/33 at 100.00 $ 2,581,736
Houston, Texas, Airport System Revenue Bonds, Refunding & Subordinate
Lien Series 2018A
:
2,000 5.000%, 7/01/35, (AMT) 7/28 at 100.00 2,106,715
1,750 5.000%, 7/01/36, (AMT) 7/28 at 100.00 1,836,179
1,240 Houston, Texas, Airport System Revenue Bonds, Refunding & Subordinate
Lien Series 2018C, 5.000%, 7/01/24, (AMT)
No Opt. Call 1,245,916
5,000 Houston, Texas, Airport System Revenue Bonds, Refunding Subordinate
Lien Series 2023A, 5.250%, 7/01/41 - AGM Insured, (AMT)
7/33 at 100.00 5,546,848
1,200 Irving Independent School District, Dallas County, Texas, General
Obligation Bonds, School Building Series 2023, 5.000%, 2/15/41
8/32 at 100.00 1,352,960
1,400 Kerrville Health Facilities Development Corporation, Texas, Revenue
Bonds, Sid Peterson Memorial Hospital Project, Series 2015, 5.000%,
8/15/35
8/25 at 100.00 1,421,786
1,500 Love Field Airport Modernization Corporation, Texas, General Airport
Revenue Bonds, Refunding Series 2021, 5.000%, 11/01/29, (AMT)
No Opt. Call 1,637,947
1,500 Mission Economic Development Corporation, Texas, Revenue Bonds,
Natgasoline Project, Senior Lien Series 2018, 4.625%, 10/01/31, (AMT),
144A
2/24 at 103.00 1,490,835
Montgomery County Toll Road Authority, Texas, Toll Road Revenue Bonds,
Senior Lien Series 2018
:
1,585 5.000%, 9/15/29 9/25 at 100.00 1,614,544
1,060 5.000%, 9/15/31 9/25 at 100.00 1,079,849
585 New Hope Cultural Education Facilities Finance Corporation, Texas,
Capital Improvement Revenue Bonds, CHF-Collegiate Housing Denton,
LLC - Texas Woman's University Housing Project, Series 2018A-1, 5.000%,
7/01/38 - AGM Insured
7/27 at 100.00 604,532
New Hope Cultural Education Facilities Finance Corporation, Texas,
Student Housing Revenue Bonds, NCCD - College Station Properties LLC -
Texas A&M University Project,  Series 2015A
:
750 (d) 5.000%, 7/01/30 7/25 at 100.00 680,625
1,500 (d) 5.000%, 7/01/33 No Opt. Call 1,361,250
3,000 (c) North Texas Tollway Authority, System Revenue Bonds, Refunding First
Tier Capital Appreciation Series 2008I, 6.500%, 1/01/43, (Pre-refunded
1/01/25)
1/25 at 100.00 3,089,562
165 (c) Red River Health Facilities Development Corporation, Texas, Retirement
Facility Revenue Bonds, MRC Crossings Project, Series 2014A, 6.750%,
11/15/24, (ETM)
No Opt. Call 169,439
5,455 San Antonio, Texas, Electric and Gas System Revenue Bonds, Refunding
Series 2017, 5.000%, 2/01/42
2/27 at 100.00 5,652,978
2,185 Tarrant County Cultural Education Facilities Finance Corporation, Texas,
Hospital Revenue Bonds, Scott & White Healthcare Project, Series 2022D,
5.500%, 11/15/47
11/32 at 100.00 2,404,400
3,850 Tarrant County Cultural Education Facilities Finance Corporation, Texas,
Retirement Facility Revenue Bonds, Buckner Senior Living Ventana Project,
Series 2017A, 6.625%, 11/15/37
5/27 at 100.00 3,934,133
6,000 Tarrant County Cultural Education Facilities Finance Corporation, Texas,
Revenue Bonds, Texas Health Resources System, Series 2016A, 5.000%,
2/15/47
8/26 at 100.00 6,134,675
2,250 Tarrant County Hospital District, Texas, General Obligation Bonds, Limited
Tax Series 2023, 5.250%, 8/15/40
8/32 at 100.00 2,526,367

Principal
Amount (000) Description (a)
Optional Call
Provisions (b) Value
Texas (continued)
Texas Department of Housing and Community Affairs, Single Family
Mortgage Revenue Bonds, Series 2022B
:
$ 5,000 5.250%, 9/01/52 3/32 at 100.00 $ 5,269,463
5,885 6.000%, 3/01/53 3/32 at 104.76 6,426,724
2,700 Texas Private Activity Bond Surface Transpiration Corporation, Senior Lien
Revenue Bonds, NTE Mobility Partners Segments 3 LLC Refunding Series
2023, 5.250%, 12/31/36, (AMT)
6/28 at 103.00 2,887,207
2,450 Texas Private Activity Bond Surface Transportation Corporation, Senior
Lien Revenue Bonds, LBJ Infrastructure Group LLC IH-635 Managed Lanes
Project, Refunding  Series 2020A, 4.000%, 12/31/32
12/30 at 100.00 2,503,487
500 Texas Public Finance Authority, Revenue Bonds, Texas Southern University
Financing System Series 2023, 5.250%, 5/01/38 - BAM Insured
5/33 at 100.00 554,995
2,000 Texas State Technical College System, Financing System Revenue Bonds,
Improvement Series 2022A, 6.000%, 8/01/54 - AGM Insured
8/32 at 100.00 2,284,766
1,200 Texas State, General Obligation Bonds, College Student Loan Series 2014,
6.000%, 8/01/25, (AMT)
8/24 at 100.00 1,215,902
3,150 Texas Transportation Commission, Central Texas Turnpike System Revenue
Bonds, Refunding Second Tier Series 2015C, 5.000%, 8/15/42
8/24 at 100.00 3,163,846
400 Town of Lakewood Village, Texas, Lakewood Village Public Improvement
District Improvement District No. 1 Project, Special Assessment Revenue
Bonds, Series 2022, 5.250%, 9/15/42, 144A
9/32 at 100.00 394,389
1,645 Uptown Development Authority, Houston, Texas, Tax Increment Contract
Revenue Bonds, Infrastructure Improvement Facilities, Series 2017A,
5.000%, 9/01/39
9/26 at 100.00 1,667,622
1,240 Viridian Municipal Management District, Texas, Revenue Bonds, Road
Improvement Series 2023, 5.000%, 12/01/38 - AGM Insured
12/29 at 100.00 1,300,902
800 (c) Wylie Independent School District, Collin County, Texas, General
Obligation Bonds, Refunding Series 2015C, 6.500%, 8/15/28, (Pre-
refunded 8/15/24)
8/24 at 100.00 814,169
Total Texas 103,834,815
Utah - 3.8%
5,995 Herber Light and Power Company, Utah, Electric Revenue Bonds, Series
2023, 5.000%, 12/15/47 - BAM Insured
12/32 at 100.00 6,430,387
Intermountain Power Agency, Utah, Power Supply Revenue Bonds, Series
2022A
:
4,000 5.000%, 7/01/39 7/31 at 100.00 4,515,770
5,000 5.000%, 7/01/40 7/31 at 100.00 5,614,827
3,500 Jordan Valley Water Conservancy District, Utah, Water Revenue Bonds,
Series 2024A, 5.000%, 10/01/54
10/31 at 100.00 3,784,948
1,275 Jordanelle Ridge Public Infrastructure District 2, Utah, General Obligation
Bonds, Limited Tax Series 2023A, 7.750%, 3/01/54, 144A
12/28 at 103.00 1,299,110
Lehi Local Building Authority, Utah, Lease Revenue Bonds, Series 2022
:
4,490 5.250%, 6/15/47 6/32 at 100.00 4,878,830
4,060 5.500%, 6/15/49 6/32 at 100.00 4,474,371
1,255 Lehi, Utah, Sales Tax Revenue Bonds, Series 2018, 5.250%, 6/01/38 6/28 at 100.00 1,366,896
1,955 MIDA Military Installation Development Authority Golf and Equestrian
Center Public Infrastructure District, Utah, Limited Tax and Tax Allocation
Revenue Bonds, Series 2021, 4.500%, 6/01/51, 144A
12/26 at 103.00 1,430,115
1,375 Ogden City Municipal Building Authority, Utah, Lease Revenue Bonds,
Series 2023A, 5.000%, 1/15/48
1/33 at 100.00 1,479,652

Municipal Total Return Managed Accounts Portfolio
(continued)
Portfolios of Investments
January 31, 2024
(Unaudited)

Principal
Amount (000) Description (a)
Optional Call
Provisions (b) Value
Utah (continued)
$ 1,875 Salt Lake City, Utah, Airport Revenue Bonds, International Airport Series
2017A, 5.000%, 7/01/34, (AMT)
7/27 at 100.00 $ 1,956,652
2,000 Salt Lake City, Utah, Airport Revenue Bonds, International Airport Series
2018A, 5.000%, 7/01/30, (AMT)
7/28 at 100.00 2,123,908
1,715 Salt Lake City, Utah, Airport Revenue Bonds, International Airport Series
2023A, 5.250%, 7/01/43, (AMT)
7/33 at 100.00 1,878,412
5,000 University of Utah, General Revenue Bonds, Green Series 2022B, 5.000%,
8/01/41
8/32 at 100.00 5,605,138
145 Utah Charter School Finance Authority, Charter School Revenue Bonds,
Bridge Elementary Project, Series 2021A, 4.000%, 6/15/41
6/28 at 103.00 112,001
550 Utah Infrastructure Agency, Telecommunications Revenue Bonds, Series
2021, 4.000%, 10/15/27
No Opt. Call 547,517
1,190 Utah Telecommunication Open Infrastructure Agency, Utah, Revenue
Bonds, Refunding Sales Tax and Telecommunication Series 2022, 5.500%,
6/01/40
6/32 at 100.00 1,359,533
8,820 Wasatch County School District Local Building Authority, Utah, Lease
Revenue Bonds, Board of Education Series 2022, 5.500%, 6/01/47
6/32 at 100.00 9,822,307
Total Utah 58,680,374
Vermont - 1.0%
12,000 University of Vermont and State Agricultural College, General Obligation
Bonds, Series 2015, 5.000%, 10/01/40
10/25 at 100.00 12,202,685
Vermont Educational and Health Buildings Financing Agency, Revenue
Bonds, University of Vermont Medical Center Project, Green Series 2016B
:
1,270 5.000%, 12/01/37 6/26 at 100.00 1,300,702
1,500 5.000%, 12/01/38 6/26 at 100.00 1,534,495
Total Vermont 15,037,882
Virgin Islands - 0.2%
3,000 Matching Fund Special Purpose Securitization Corporation, Virgin Islands,
Revenue Bonds, Series 2022A, 5.000%, 10/01/39
10/32 at 100.00 3,082,544
Total Virgin Islands 3,082,544
Virginia - 2.2%
8,350 Chesapeake Bay Bridge and Tunnel District, Virginia, General Resolution
Revenue Bonds, First Tier Series 2016, 5.000%, 7/01/46
7/26 at 100.00 8,444,680
6,500 Fairfax County Industrial Development Authority, Virginia, Healthcare
Revenue Bonds, Inova Health System, Series 2014A, 5.000%, 5/15/44
5/24 at 100.00 6,510,243
1,400 Fredericksburg Economic Development Authority, Virginia, Revenue
Bonds,Mary Washington Healthcare Obligated Group, Refunding Series
2014, 5.000%, 6/15/33
6/24 at 100.00 1,406,741
3,000 Front Royal and Warren County Industrial Development Authority, Virginia,
Hospital Revenue Bonds, Valley Health System Obligated Group, Series
2018, 4.000%, 1/01/50
1/25 at 103.00 2,828,427
James City County Economic Development Authority, Virginia, Residential
Care Facility Revenue Bonds, Williamsburg Landing Inc., Series 2024A
:
415 6.750%, 12/01/53 12/30 at 103.00 445,146
350 6.875%, 12/01/58 12/30 at 103.00 375,954
5,000 Norfolk Economic Development Authority, Virginia, Hospital Facility
Revenue Bonds, Sentara Healthcare Systems, Refunding Series 2018B,
4.000%, 11/01/48
11/28 at 100.00 4,804,444

Principal
Amount (000) Description (a)
Optional Call
Provisions (b) Value
Virginia (continued)
$ 2,200 Virginia Beach Development Authority, Virginia, Residential Care Facility
Revenue Bonds, Westminster Canterbury on Chesapeake Bay, Series
2023A, 6.500%, 9/01/43
9/30 at 103.00 $ 2,378,895
815 Virginia College Building Authority, Educational Facilities Revenue Bonds,
Washington and Lee University, Series 2001, 5.750%, 1/01/34
No Opt. Call 1,034,461
1,750 Virginia Small Business Financing Authority, Private Activity Revenue
Bonds, Transform 66 P3 Project, Senior Lien Series 2017, 5.000%,
12/31/47, (AMT)
6/27 at 100.00 1,767,943
Virginia Small Business Financing Authority, Revenue Bonds, 95 Express
Lanes LLC Project, Refunding Senior Lien Series 2022
:
500 5.000%, 1/01/38, (AMT) 1/32 at 100.00 538,708
300 5.000%, 6/30/38, (AMT) 12/32 at 100.00 322,070
1,365 Virginia Small Business Financing Authority, Revenue Bonds, Elizabeth
River Crossing OPCO, LLC Project, Refunding Senior Lien Series 2022,
4.000%, 1/01/31, (AMT)
No Opt. Call 1,376,643
650 Williamsburg Economic Development Authority, Virginia, Student
Housing Revenue Bonds, Provident Group - Williamsburg Properties LLC -
William and Mary Project Series 2023A, 5.250%, 7/01/53 - AGM Insured
7/33 at 100.00 719,776
Total Virginia 32,954,131
Washington - 2.6%
2,500 Grant County Public Hospital District 2, Washington, General Obligation
Bonds, Quincy Valley Medical Center, Series 2023, 5.000%, 12/01/38
12/32 at 100.00 2,618,910
1,735 (c) Grant County Public Utility District 2, Washington, Revenue Bonds, Priest
Rapids Hydroelectric Project, Refunding Series 2014B, 5.000%, 1/01/32,
(Pre-refunded 7/01/24), (AMT)
7/24 at 100.00 1,746,064
5,000 Jefferson County Public Hospital District 2, Washington, Hospital Revenue
Bonds, Refunding Series 2023A, 6.875%, 12/01/53
12/30 at 103.00 5,127,619
10,270 King County, Washington, Sewer Revenue Bonds, Refunding Series
2016A, 4.000%, 7/01/40
1/26 at 100.00 10,247,222
700 Skagit County Public Hospital District 1, Washington, Revenue Bonds,
Skagit Regional Health, Series 2024, 5.500%, 12/01/41, (WI/DD)
12/33 at 100.00 760,621
3,855 Washington Health Care Facilities Authority, Revenue Bonds, Central
Washington Health Services Association, Refunding Series 2015, 5.000%,
7/01/39
7/25 at 100.00 3,877,323
9,885 Washington Health Care Facilities Authority, Revenue Bonds, Seattle
Children's Hospital, Series 2015B, 5.000%, 10/01/38
4/25 at 100.00 10,009,563
Washington Health Care Facilities Authority, Revenue Bonds, Virginia
Mason Medical Center, Series 2017
:
675 5.000%, 8/15/25 No Opt. Call 686,225
1,300 5.000%, 8/15/29 8/27 at 100.00 1,352,270
700 4.000%, 8/15/42 8/27 at 100.00 632,616
2,550 (c) Washington State Housing Finance Commission, Non-Profit Housing
Revenue Bonds, Herons Key Senior Living, Series 2015A, 7.000%, 7/01/50,
(Pre-refunded 7/01/25), 144A
7/25 at 100.00 2,668,514
Total Washington 39,726,947
West Virginia - 0.1%
1,250 West Virginia Water Development Authority, Infrastructure Excess Lottery
Revenue Bonds, Chesapeake Bay/Greenbrier River Projects, Series 2014A,
5.000%, 7/01/34
7/24 at 100.00 1,255,809
Total West Virginia 1,255,809

Municipal Total Return Managed Accounts Portfolio
(continued)
Portfolios of Investments
January 31, 2024
(Unaudited)

Principal
Amount (000) Description (a)
Optional Call
Provisions (b) Value
Wisconsin - 1.1%
$ 1,000 Public Finance Authority of Wisconsin, Project Revenue Bonds, CFP3 -
Eastern Michigan University Student Housing Project, Series 2022A-1,
5.250%, 7/01/36 - BAM Insured
7/32 at 100.00 $ 1,152,737
1,775 Public Finance Authority, Wisconsin, Educational Revenue Bonds, Lake
Norman Charter School, Series 2018A, 5.000%, 6/15/38, 144A
6/26 at 100.00 1,784,486
1,875 Wisconsin Health and Educational Facilities Authority, Revenue Bonds,
Bellin Memorial Hospital Incorporated Series 2022A, 5.500%, 12/01/52
12/32 at 100.00 2,059,882
1,935 Wisconsin Health and Educational Facilities Authority, Revenue Bonds,
Bellin Memorial Hospital Incorporated Series 2022B, 5.250%, 12/01/48
12/32 at 100.00 2,060,050
1,500 Wisconsin Health and Educational Facilities Authority, Revenue Bonds,
Marshfield Clinic Health System, Inc., Series 2017C, 5.000%, 2/15/47
2/27 at 100.00 1,500,915
2,410 Wisconsin Health and Educational Facilities Authority, Revenue Bonds,
Marshfield Clinic, Series 2016B, 5.000%, 2/15/34
2/26 at 100.00 2,463,914
335 Wisconsin Health and Educational Facilities Authority, Wisconsin, Revenue
Bonds, Fort Healthcare, Series 2014, 5.000%, 5/01/25
5/24 at 100.00 336,488
5,000 Wisconsin Health and Educational Facilities Authority, Wisconsin, Revenue
Bonds, Froedtert Health, Inc. Obligated Group, Series 2017A, 5.000%,
4/01/35
4/27 at 100.00 5,251,399
100 Wisconsin Health and Educational Facilities Authority, Wisconsin, Revenue
Bonds, Rogers Memorial Hospital, Inc., Series 2014A, 5.000%, 7/01/26
7/24 at 100.00 100,339
600 (c) Wisconsin State, Clean Water Revenue Bonds, Refunding Series 2016-1,
5.000%, 6/01/29, (Pre-refunded 6/01/24)
6/24 at 100.00 603,507
Total Wisconsin 17,313,717
Wyoming - 0.3%
3,195 University of Wyoming, Facilities Revenue Bonds, Series 2021C, 4.000%,
6/01/51 - AGM Insured
6/31 at 100.00 3,075,572
1,000 (c) Wyoming Municipal Power Agency, Power Supply System Revenue Bonds,
Refunding Series 2017A, 5.000%, 1/01/34, (Pre-refunded 1/01/27) - BAM
Insured
1/27 at 100.00 1,066,971
Total Wyoming 4,142,543
Total Municipal Bonds
(cost $1,437,039,161) 1,459,939,911
Total Long-Term Investments
(cost $1,437,039,161) 1,459,939,911
Principal
Amount (000) Description (a)
Optional Call
Provisions (b) Value
SHORT-TERM INVESTMENTS - 1.0%
X –
MUNICIPAL BONDS - 1 .0 % X 14,615,000
Arizona - 0.2%
$ 3,230 (e) Arizona Board of Regents, Arizona State University System Revenue
Bonds, Refunding Series 2008B, 3.850%, 7/01/34, (Mandatory Put
2/7/2024)
1/24 at 100.00 $ 3,230,000
Total Arizona 3,230,000
Colorado - 0.1%
1,395 (e) Colorado Springs, Colorado, Utilities System Revenue Bonds, Variable
Rate Demand Subordinate Lien Improvement Series 2006B, 4.450%,
11/01/36, (Mandatory Put 2/7/2024)
1/24 at 100.00 1,395,000
Total Colorado 1,395,000

Principal
Amount (000) Description (a)
Optional Call
Provisions (b) Value
Indiana - 0.3%
$ 5,000 (e) Purdue University, Indiana, University Revenue Bonds, Student Facility
System Series 2004A, 3.600%, 7/01/33, (Mandatory Put 2/7/2024)
1/24 at 100.00 $ 5,000,000
Total Indiana 5,000,000
New York - 0.1%
1,325 (e) Battery Park City Authority, New York, Revenue Bonds, Adjustable Rate
Junior Series 2019D-2, 4.650%, 11/01/38, (Mandatory Put 2/7/2024)
1/24 at 100.00 1,325,000
Total New York 1,325,000
Washington - 0.3%
3,665 (e) King County, Washington, General Obligation Bonds, Payable from Sewer
Revenues, Refunding Multi-Modal Limited Tax Series 2019A, 2.900%,
1/01/46, (Mandatory Put 1/31/2024)
1/24 at 100.00 3,665,000
Total Washington 3,665,000
Total Municipal Bonds
(cost $14,615,000) 14,615,000
Total Short-Term Investments
(cost $14,615,000) 14,615,000
Total Investments (cost $ 1,451,654,161 ) - 96 .7% 1,474,554,911
Other Assets & Liabilities, Net -   3.3% 50,501,597
Net Assets - 100% $ 1,525,056,508
(a) All percentages shown in the Portfolio of Investments are based on net assets.
(b) Optional Call Provisions: Dates (month and year) and prices of the earliest optional call or redemption. There may be other call provisions at varying prices at later dates. Certain mortgage-backed securities may be subject to periodic principal paydowns.
(c) Backed by an escrow or trust containing sufficient U.S. Government or U.S. Government agency securities, which ensure the timely payment of principal and interest.
(d) Defaulted security. A security whose issuer has failed to fully pay principal and/or interest when due, or is under the protection of bankruptcy.
(e) Investment has a maturity of greater than one year, but has variable rate and/or demand features which qualify it as a short-term investment.
The rate disclosed, as well as the reference rate and spread, where applicable, is that in effect as of the end of the reporting period. This rate changes periodically based on market conditions or a specified market index.
144A Investment is exempt from registration under Rule 144A of the Securities Act of 1933, as amended. These investments may only be resold in transactions exempt from registration, which are normally those transactions with qualified institutional buyers.
AMT Alternative Minimum Tax
ETM Escrowed to maturity
WI/DD When-issued or delayed delivery security.
See Notes to Financial Statements

Nuveen Core Impact Bond Managed Accounts
Portfolio
Portfolio of Investments January 31, 2024
(Unaudited)
Principal
Amount (000) Description (a) Coupon Maturity Value
LONG-TERM INVESTMENTS - 99.7%
X –
CORPORATE BONDS - 52.7% X 4,664,752
Automobiles & Components - 0.9%
$ 100 Ford Motor Co 3.250% 2/12/32 $ 82,782
Total Automobiles & Components 82,782
Banks - 4.6%
200 Bank Hapoalim BM, 144A, Reg S 3.255% 1/21/32 175,500
250 BPCE SA, 144A 2.045% 10/19/27 228,306
Total Banks 403,806
Commercial & Professional Services - 2.8%
100 Massachusetts Higher Education Assistance Corp 2.673% 7/01/31 82,589
250 Rockefeller Foundation/The 2.492% 10/01/50 163,141
Total Commercial & Professional Services 245,730
Consumer Services - 2.8%
100 Bush Foundation 2.754% 10/01/50 66,663
200 Starbucks Corp 4.450% 8/15/49 177,403
Total Consumer Services 244,066
Energy - 0.8%
100 TotalEnergies Capital International SA 3.127% 5/29/50 72,074
Total Energy 72,074
Equity Real Estate Investment Trusts (REITs) - 5.3%
125 (b) HAT Holdings I LLC / HAT Holdings II LLC, 144A 3.750% 9/15/30 103,279
200 Host Hotels & Resorts LP 2.900% 12/15/31 169,038
200 Regency Centers LP 3.750% 6/15/24 198,239
Total Equity Real Estate Investment Trusts (REITs) 470,556
Financial Services - 9.9%
300 European Investment Bank 3.750% 2/14/33 292,671
45 Low Income Investment Fund 3.386% 7/01/26 42,402
50 NHP Foundation/The 6.000% 12/01/33 54,402
250 WLB Asset II B Pte Ltd, 144A 3.950% 12/10/24 237,374
250 WLB Asset VI Pte Ltd, 144A 7.250% 12/21/27 253,820
Total Financial Services 880,669
Food, Beverage & Tobacco - 2.0%
250 PepsiCo Inc 2.875% 10/15/49 178,319
Total Food, Beverage & Tobacco 178,319
Materials - 4.0%
350 Air Products and Chemicals Inc 4.800% 3/03/33 357,159
Total Materials 357,159
Semiconductors & Semiconductor Equipment - 2.6%
250 NXP BV / NXP Funding LLC / NXP USA Inc 3.400% 5/01/30 228,503
Total Semiconductors & Semiconductor Equipment 228,503
Telecommunication Services - 2.1%
250 Verizon Communications Inc 2.850% 9/03/41 182,901
Total Telecommunication Services 182,901

Principal
Amount (000)   Description (a) Coupon Maturity Value
Utilities - 14.9%
$ 200 Duke Energy Progress LLC 4.000% 4/01/52 $ 160,847
250 MidAmerican Energy Co 3.150% 4/15/50 177,329
100 Public Service Co of Oklahoma 2.200% 8/15/31 82,662
100 Public Service Electric and Gas Co 5.125% 3/15/53 100,910
200 (b) Southern California Edison Co 3.650% 6/01/51 151,402
200 Southwestern Electric Power Co 3.250% 11/01/51 135,351
150 Southwestern Public Service Co 3.150% 5/01/50 101,356
190 Sweihan PV Power Co PJSC2022 1, 144A 3.625% 1/31/49 149,902
125 Topaz Solar Farms LLC, 144A 5.750% 9/30/39 123,723
176 UEP Penonome II SA, 144A 6.500% 10/01/38 134,705
Total Utilities 1,318,187
Total Corporate Bonds
(cost $5,474,427) 4,664,752
Principal
Amount (000) Description (a) Coupon Maturity Value
X–
ASSET-BACKED AND MORTGAGE-BACKED SECURITIES - 26.7% X 2,369,035
$ 1 Banc of America Mortgage 2004-K Trust, 2004 K 5.215% 12/25/34 $ 1,277
250 (c) BFLD Trust 2020-EYP, (TSFR1M reference rate + 2.214%
spread), 2020 EYP, 144A
7.548% 10/15/35 106,431
250 Century Plaza Towers 2019-CPT, 2019 CPT, 144A 3.097% 11/13/39 155,248
100 DBUBS 2017-BRBK Mortgage Trust, 2017 BRBK, 144A 3.452% 10/10/34 93,120
2 Fannie Mae Pool, FN BU8837 5.000% 5/01/52 2,449
6 Fannie Mae Pool, FN MA4709 5.000% 7/01/52 6,116
24 Fannie Mae Pool, FN MA4644, 2022 1 4.000% 5/01/52 22,565
67 Fannie Mae Pool, FN MA4733 4.500% 9/01/52 64,839
2 Fannie Mae Pool, FN BT0267 3.000% 9/01/51 2,196
23 Fannie Mae Pool, FN MA4785 5.000% 10/01/52 22,331
2 Fannie Mae Pool, FN MA4731, 2022 1 3.500% 9/01/52 1,697
10 Fannie Mae Pool, FN FS0522 2.500% 2/01/52 8,144
2 Fannie Mae Pool, FN FS1535 3.000% 4/01/52 1,563
1 Fannie Mae Pool, FN MA4805, 2022 1 4.500% 11/01/52 902
1 Fannie Mae Pool, FN MA4761 5.000% 9/01/52 889
7 Fannie Mae Pool, FN MA4518 3.000% 1/01/37 6,399
4 Fannie Mae Pool, FN CA6414 3.000% 7/01/50 3,680
47 Fannie Mae Pool, FN MA4732 4.000% 9/01/52 44,521
7 Freddie Mac Gold Pool, FG G08760 3.000% 4/01/47 5,874
134 Freddie Mac Multifamily Structured Pass Through
Certificates, 2020 Q014
1.555% 1/25/36 109,036
4 Freddie Mac Pool, FR QD1349 3.500% 11/01/51 3,830
5 Freddie Mac Pool, FR SD8220, (WI/DD) 3.000% 6/01/52 4,027
1 Freddie Mac Pool, FR SD2609 3.500% 12/01/52 873
3 Ginnie Mae II Pool, G2 BX3681 3.000% 8/20/50 2,484
4 Ginnie Mae II Pool, G2 BX3679 3.000% 8/20/50 4,059
5 Ginnie Mae II Pool, G2 MA8646 4.500% 2/20/53 4,700
2 Ginnie Mae II Pool, G2 BY0339 3.500% 8/20/50 2,352
2 Ginnie Mae II Pool, G2 BY0340 3.500% 8/20/50 2,039
5 Ginnie Mae II Pool, G2 MA8648 5.500% 2/20/53 4,798
6 Ginnie Mae II Pool, G2 BX3680 3.000% 8/20/50 5,240
3 Ginnie Mae II Pool, G2 BY0338 3.500% 8/20/50 2,610
18 Ginnie Mae II Pool, G2 BY0325 2.500% 10/20/50 15,831
1 Ginnie Mae II Pool, G2 BY0330 3.000% 10/20/50 473
1 Ginnie Mae II Pool, G2 BY0331 3.000% 10/20/50 825
24 Ginnie Mae II Pool, G2 MA8489 4.500% 12/20/52 23,228
30 Ginnie Mae II Pool, G2 MA7589, 2021 A 2.500% 9/20/51 25,831
29 Ginnie Mae II Pool, G2 MA9101 3.000% 8/20/53 26,147
28 Ginnie Mae II Pool, G2 MA8268 4.500% 9/20/52 27,288
28 Ginnie Mae II Pool, G2 MA8269 5.000% 9/20/52 27,445
10 Ginnie Mae II Pool, G2 MA8647 5.000% 2/20/53 9,516
51 Ginnie Mae II Pool, G2 MA8267, 2022 A 4.000% 9/20/52 48,916

Nuveen Core Impact Bond Managed Accounts Portfolio
(continued)
Portfolio of Investments
January 31, 2024
(Unaudited)

Principal
Amount (000) Description (a) Coupon Maturity Value
X–
ASSET-BACKED AND MORTGAGE-BACKED SECURITIES (continued)
$ 53 Ginnie Mae II Pool, G2 MA8149 3.500% 7/20/52 $ 49,015
74 GoodLeap Sustainable Home Solutions Trust 2021-3, 2021
3CS, 144A
2.100% 5/20/48 58,729
125 GoodLeap Sustainable Home Solutions Trust 2021-4, 2021
4GS, 144A
2.360% 7/20/48 88,142
235 Hudson Yards 2019-30HY Mortgage Trust, 2019 30HY, 144A 3.228% 7/10/39 212,102
139 Loanpal Solar Loan 2021-2 Ltd, 2021 2GS, 144A 2.220% 3/20/48 110,008
124 Mosaic Solar Loan Trust 2020-2, 2020 2A, 144A 1.440% 8/20/46 103,779
140 Mosaic Solar Loan Trust 2021-3, 2021 3A, 144A 1.920% 6/20/52 106,527
212 (c) Natixis Commercial Mortgage Securities Trust 2019-MILE,
(TSFR1M reference rate + 1.579% spread), 2019 MILE, 144A
5.915% 7/15/36 195,374
150 One Market Plaza Trust 2017-1MKT, 2017 1MKT, 144A 3.845% 2/10/32 133,612
51 Vivint Solar Financing V LLC, 2018 1A, 144A 7.370% 4/30/48 47,429
211 Vivint Solar Financing VII LLC, 2020 1A, 144A 2.210% 7/31/51 175,419
200 VNDO Trust 2016-350P, 2016 350P, 144A 4.033% 1/10/35 187,110
Total Asset-Backed and Mortgage-Backed Securities
(cost $2,926,218) 2,369,035
Principal
Amount (000) Description (a)
Optional Call
Provisions (d) Value
X –
MUNICIPAL BONDS - 7.7% X 684,885
Alaska - 1.8%
$ 150 Port Lions, Alaska, Revenue Bonds, Kodiak Area Native Association Project,
Taxable Series 2022, 7.500%, 10/01/52
10/32 at 100.00 $ 157,631
Total Alaska 157,631
California - 3.6%
200 Los Angeles Department of Airports, California, Customer Facility Charge
Revenue Bonds, Los Angeles International Airport, Consolidated Rental
Car Facility Project, Taxable Green Series 2022A, 4.242%, 5/15/48 - AGM
Insured
5/32 at 100.00 175,005
200 San Francisco City and County, California, Series 2021, 2.684%, 6/15/40 6/31 at 100.00 148,757
Total California 323,762
Illinois - 0.6%
50 Village of Deerfield, Illinois, Series 2011, 4.000%, 12/01/28 3/24 at 100.00 49,261
Total Illinois 49,261
Massachusetts - 1.7%
170 Massachusetts Clean Energy Cooperative Corp, 2.020%, 7/01/28 No Opt. Call 154,231
Total Massachusetts 154,231
Total Municipal Bonds
(cost $700,125) 684,885
Principal
Amount (000) Description (a) Coupon Maturity Value
X –
EMERGING MARKET DEBT AND FOREIGN CORPORATE BONDS - 7.2% X 634,381
Canada - 2.6%
$ 250 OMERS Finance Trust, 144A 3.500% 4/19/32 $ 230,581
Total Canada 230,581
Netherlands - 2.3%
200 Nederlandse Waterschapsbank NV, 144A 4.000% 6/01/28 199,100
Total Netherlands 199,100

Principal
Amount (000) Description (a) Coupon Maturity Value
Sweden - 2.3%
$ 200 Kommuninvest I Sverige AB, 144A 4.625% 9/29/28 $ 204,700
Total Sweden 204,700
Total Emerging Market Debt and Foreign Corporate Bonds
(cost $630,819) 634,381
Principal
Amount (000) Description (a) Coupon Maturity Value
X –
U.S. GOVERNMENT AND AGENCY OBLIGATIONS - 4.3% X 380,392
$ 355 United States Treasury Note/Bond 4.125% 8/15/53 $ 349,065
30 United States Treasury Note/Bond 4.500% 11/15/33 31,327
Total U.S. Government and Agency Obligations
(cost $356,275) 380,392
Principal
Amount (000) Description (a) Coupon Maturity Value
X –
$1,000 PAR (OR SIMILAR) INSTITUTIONAL PREFERRED - 1.1% X 97,000
Utilities - 1.1%
$ 100 Vistra Corp, 144A 7.000% N/A (e) $ 97,000
Total Utilities 97,000
Total $1,000 Par (or similar) Institutional Preferred
(cost $92,001) 97,000
Total Long-Term Investments
(cost $10,179,865) 8,830,445
Shares Description (a) Coupon Value
INVESTMENTS PURCHASED WITH COLLATERAL FROM SECURITIES LENDING - 1.8% X –
164,348 (f) State Street Navigator Securities Lending
Government Money Market Portfolio
5.340%(g) $ 164,348
Total Investments Purchased with Collateral from Securities Lending
(cost $164,348) 164,348
Total Investments (cost $10,344,213 ) - 101.5% 8,994,793
Other Assets & Liabilities, Net -   (1.5)% (136,035)
Net Assets - 100% $ 8,858,758
For Fund portfolio compliance purposes, the Fund’s industry classifications refer to any one or more of the industry sub-classifications used by one or more widely recognized market indexes or ratings group indexes, and/or as defined by Fund management. This definition may not apply for purposes of this report, which may combine industry sub-classifications into sectors for reporting ease.
(a) All percentages shown in the Portfolio of Investments are based on net assets.
(b) Investment, or a portion of investment, is out on loan for securities lending. The total value of the securities out on loan as of the end of the reporting period was $160,054.
(c) Variable rate security. The rate shown is the coupon as of the end of the reporting period.
(d) Optional Call Provisions: Dates (month and year) and prices of the earliest optional call or redemption. There may be other call provisions at varying prices at later dates. Certain mortgage-backed securities may be subject to periodic principal paydowns.
(e) Perpetual security. Maturity date is not applicable.
(f) The Fund may loan securities representing up to one third of the value of its total assets (which includes collateral for securities on loan) to broker dealers, banks, and other institutions. The collateral maintained by the Fund shall have a value, at the inception of each loan, equal to not less than 100% of the value of the loaned securities. The cash collateral received by the Fund is invested in this money market fund.
(g) The rate shown is the one-day yield as of the end of the reporting period.
144A Investment is exempt from registration under Rule 144A of the Securities Act of 1933, as amended. These investments may only be resold in transactions exempt from registration, which are normally those transactions with qualified institutional buyers.
Reg S Regulation S allows U.S. companies to sell securities to persons or entities located outside of the United States without registering those securities with the Securities and Exchange Commission. Specifically, Regulation S provides a safe harbor from the registration requirements of the Securities Act for the offers and sales of securities by both foreign and domestic issuers that are made outside the
United States.
REIT Real Estate Investment Trust

Nuveen Core Impact Bond Managed Accounts Portfolio
(continued)
Portfolio of Investments
January 31, 2024
(Unaudited)

TSFR
1M CME Term SOFR 1 Month
WI/DD When-issued or delayed delivery security.
See Notes to Financial Statements

Nuveen Emerging Markets Debt Managed
Accounts Portfolio
Portfolio of Investments January 31, 2024
(Unaudited)
Principal
Amount (000) Description (a) Coupon Maturity Value
LONG-TERM INVESTMENTS - 95.5%
X 13,564,933
SOVEREIGN DEBT - 48.6% X 13,564,933
Angola - 0.9%
$ 300 Angolan Government International Bond, 144A 8.750% 4/14/32 $ 257,446
Total Angola 257,446
Bermuda - 0.9%
300 Bermuda Government International Bond, 144A 2.375% 8/20/30 252,390
Total Bermuda 252,390
Brazil - 0.7%
200 Brazilian Government International Bond 7.125% 5/13/54 199,852
Total Brazil 199,852
Chile - 1.6%
550 Chile Government International Bond 2.550% 7/27/33 452,882
Total Chile 452,882
Colombia - 2.9%
200 Colombia Government International Bond 8.000% 4/20/33 212,485
200 Colombia Government International Bond 8.750% 11/14/53 217,977
200 Colombia Government International Bond 7.500% 2/02/34 204,448
200 Colombia Government International Bond 3.000% 1/30/30 166,187
Total Colombia 801,097
Cote d'Ivoire - 1.3%
200 Ivory Coast Government International Bond, 144A 8.250% 1/30/37 198,700
161 Ivory Coast Government International Bond, 144A 5.750% 12/31/32 155,069
Total Cote d'Ivoire 353,769
Dominican Republic - 1.0%
300 Dominican Republic International Bond, 144A 5.500% 2/22/29 290,207
Total Dominican Republic 290,207
Egypt - 0.7%
250 Egypt Government International Bond, 144A 7.600% 3/01/29 184,036
Total Egypt 184,036
Hungary - 2.2%
200 Hungary Government International Bond, 144A 6.250% 9/22/32 208,714
200 Hungary Government International Bond, 144A 5.250% 6/16/29 198,000
200 Magyar Export-Import Bank Zrt, 144A 6.125% 12/04/27 201,549
Total Hungary 608,263
India - 0.6%
200 Export-Import Bank of India, 144A 3.250% 1/15/30 180,916
Total India 180,916
Indonesia - 2.4%
350 Indonesia Government International Bond 4.650% 9/20/32 343,914
350 Indonesia Government International Bond 3.500% 1/11/28 333,885
Total Indonesia 677,799
Kenya - 0.7%
225 Republic of Kenya Government International Bond, 144A 8.000% 5/22/32 197,923
Total Kenya 197,923

Nuveen Emerging Markets Debt Managed Accounts Portfolio
(continued)
Portfolio of Investments
January 31, 2024
(Unaudited)

Principal
Amount (000)   Description (a) Coupon Maturity Value
Mexico - 4.4%
$ 250 Mexico Government International Bond 4.280% 8/14/41 $ 202,026
200 Mexico Government International Bond 6.338% 5/04/53 199,361
250 Mexico Government International Bond 6.400% 5/07/54 251,683
700 Mexico Government International Bond 3.500% 2/12/34 585,898
Total Mexico 1,238,968
Morocco - 0.9%
300 Morocco Government International Bond, 144A 3.000% 12/15/32 240,750
Total Morocco 240,750
Nigeria - 0.9%
300 Nigeria Government International Bond, 144A 7.375% 9/28/33 246,450
Total Nigeria 246,450
Oman - 0.7%
200 Oman Government International Bond, 144A 6.500% 3/08/47 197,196
Total Oman 197,196
Panama - 2.6%
700 Panama Government International Bond 3.298% 1/19/33 537,449
200 Panama Government International Bond 6.853% 3/28/54 178,764
Total Panama 716,213
Peru - 2.7%
250 Fondo MIVIVIENDA SA, 144A 4.625% 4/12/27 243,089
575 Peruvian Government International Bond 2.783% 1/23/31 499,026
Total Peru 742,115
Philippines - 2.0%
675 Philippine Government International Bond 1.950% 1/06/32 547,140
Total Philippines 547,140
Poland - 2.0%
200 Bank Gospodarstwa Krajowego, 144A 5.375% 5/22/33 200,666
200 Republic of Poland Government International Bond 5.500% 11/16/27 206,260
140 Republic of Poland Government International Bond 5.500% 4/04/53 141,278
Total Poland 548,204
Qatar - 1.1%
310 Qatar Government International Bond, 144A 5.103% 4/23/48 300,047
Total Qatar 300,047
Republic of Serbia - 0.7%
250 Serbia International Bond, 144A 2.125% 12/01/30 199,032
Total Republic of Serbia 199,032
Romania - 1.7%
200 Romanian Government International Bond, 144A 7.125% 1/17/33 215,728
200 Romanian Government International Bond, 144A 4.000% 2/14/51 144,000
102 Romanian Government International Bond, 144A 5.875% 1/30/29 103,013
Total Romania 462,741
Saudi Arabia - 3.4%
250 Saudi Government International Bond, 144A 4.500% 10/26/46 212,500
500 Saudi Government International Bond, 144A 3.625% 3/04/28 479,268
325 Saudi Government International Bond, 144A 2.250% 2/02/33 262,438
Total Saudi Arabia 954,206

Principal
Amount (000)   Description (a) Coupon Maturity Value
South Africa - 2.3%
$ 275 Republic of South Africa Government International Bond 5.875% 4/20/32 $ 252,312
250 Republic of South Africa Government International Bond 4.300% 10/12/28 228,750
225 (b) Republic of South Africa Government International Bond 5.375% 7/24/44 167,242
Total South Africa 648,304
South Korea - 1.5%
200 Export-Import Bank of Korea 5.125% 9/18/33 205,853
300 Export-Import Bank of Korea 2.500% 6/29/41 212,965
Total South Korea 418,818
Turkey - 0.7%
200 Turkiye Government International Bond 6.000% 3/25/27 194,500
Total Turkey 194,500
United Arab Emirates - 2.5%
425 Abu Dhabi Government International Bond, 144A 3.125% 9/30/49 296,437
425 Abu Dhabi Government International Bond, 144A 3.125% 5/03/26 410,908
Total United Arab Emirates 707,345
Uruguay - 1.9%
550 Uruguay Government International Bond 4.375% 1/23/31 541,949
Total Uruguay 541,949
Uzbekistan - 0.7%
250 Republic of Uzbekistan International Bond, 144A 3.700% 11/25/30 204,375
Total Uzbekistan 204,375
Total Sovereign Debt
(cost $13,059,383) 13,564,933
Principal
Amount (000) Description (a) Coupon Maturity Value
X 12,693,499
CORPORATE BONDS - 45.5% X 12,693,499
Australia - 0.6%
$ 200 AngloGold Ashanti Holdings PLC 3.375% 11/01/28 $ 180,626
Total Australia 180,626
Brazil - 3.9%
200 Arcos Dorados BV, 144A 6.125% 5/27/29 198,000
100 Brazil Minas SPE via State of Minas
Gerais2013 1, 144A
5.333% 2/15/28 98,375
200 Embraer Netherlands Finance BV, 144A 7.000% 7/28/30 210,286
225 Petrobras Global Finance BV 6.900% 3/19/49 220,492
225 Rumo Luxembourg Sarl, 144A 4.200% 1/18/32 189,045
200 (b) Suzano Austria GmbH 2.500% 9/15/28 174,757
Total Brazil 1,090,955
Chile - 4.5%
200 Antofagasta PLC, 144A 5.625% 5/13/32 199,968
200 Banco del Estado de Chile, 144A 2.704% 1/09/25 194,123
200 Cia Cervecerias Unidas SA, 144A 3.350% 1/19/32 171,700
200 Corp Nacional del Cobre de Chile, 144A 3.000% 9/30/29 176,787
200 Corp Nacional del Cobre de Chile, 144A 3.700% 1/30/50 136,580
200 Empresa Nacional del Petroleo, 144A 6.150% 5/10/33 199,476
200 Inversiones CMPC SA, 144A 3.000% 4/06/31 168,395
Total Chile 1,247,029

Nuveen Emerging Markets Debt Managed Accounts Portfolio
(continued)
Portfolio of Investments
January 31, 2024
(Unaudited)

Principal
Amount (000)   Description (a) Coupon Maturity Value
China - 1.3%
$ 200 Lenovo Group Ltd, 144A 3.421% 11/02/30 $ 177,276
225 Prosus NV, 144A 4.193% 1/19/32 194,052
Total China 371,328
Colombia - 0.6%
160 Ecopetrol SA 8.375% 1/19/36 162,032
Total Colombia 162,032
Costa Rica - 0.7%
200 Instituto Costarricense de Electricidad,
144A
6.750% 10/07/31 198,500
Total Costa Rica 198,500
Dominican Republic - 0.7%
200 AES Espana BV, 144A 5.700% 5/04/28 184,000
Total Dominican Republic 184,000
Guatemala - 0.6%
200 (b) Millicom International Cellular SA, 144A 4.500% 4/27/31 168,500
Total Guatemala 168,500
Hong Kong - 0.7%
200 AIA Group Ltd, 144A 3.600% 4/09/29 189,810
Total Hong Kong 189,810
India - 3 .4%
225 Bharti Airtel Ltd, 144A 3.250% 6/03/31 198,039
185 Greenko Dutch BV, Reg S 3.850% 3/29/26 173,900
250 Indian Railway Finance Corp Ltd, 144A 3.249% 2/13/30 223,466
200 REC Ltd, Reg S 4.625% 3/22/28 194,530
200 UltraTech Cement Ltd, 144A 2.800% 2/16/31 169,397
Total India 959,332
Indonesia - 4.3%
200 Freeport Indonesia PT, 144A 4.763% 4/14/27 196,550
200 Indonesia Asahan Aluminium PT / Mineral
Industri Indonesia Persero PT, 144A
5.450% 5/15/30 198,000
200 Indonesia Asahan Aluminium PT / Mineral
Industri Indonesia Persero PT, 144A
6.530% 11/15/28 208,474
200 Pertamina Persero PT, 144A 3.650% 7/30/29 186,802
200 Pertamina Persero PT, 144A 6.500% 5/27/41 214,310
200 Perusahaan Perseroan Persero PT
Perusahaan Listrik Negara, 144A
5.450% 5/21/28 201,747
Total Indonesia 1,205,883
Israel - 3.3%
200 Bank Hapoalim BM, 144A, Reg S 3.255% 1/21/32 175,500
200 Bank Leumi Le-Israel BM, 144A, Reg S 5.125% 7/27/27 196,180
225 Energean Israel Finance Ltd, 144A, Reg S 5.375% 3/30/28 196,065
200 Israel Electric Corp Ltd, 144A, Reg S 3.750% 2/22/32 167,351
200 Mizrahi Tefahot Bank Ltd, 144A, Reg S 3.077% 4/07/31 178,750
Total Israel 913,846
Kazakhstan - 1.6%
200 Development Bank of Kazakhstan JSC,
144A
5.750% 5/12/25 200,344
250 QazaqGaz NC JSC, 144A 4.375% 9/26/27 238,450
Total Kazakhstan 438,794

Principal
Amount (000)   Description (a) Coupon Maturity Value
Kuwait - 0.6%
$ 200 NBK SPC Ltd, 144A 1.625% 9/15/27 $ 181,464
Total Kuwait 181,464
Malaysia - 2.0%
225 MISC Capital Two Labuan Ltd, 144A 3.750% 4/06/27 216,209
200 Petronas Capital Ltd, 144A 4.800% 4/21/60 180,686
200 Petronas Capital Ltd, 144A 2.480% 1/28/32 167,498
Total Malaysia 564,393
Mexico - 5.7%
200 Alpek SAB de CV, 144A 3.250% 2/25/31 167,328
200 Banco Santander Mexico SA Institucion
de Banca Multiple Grupo Financiero
Santand, 144A
5.375% 4/17/25 199,085
200 Becle SAB de CV, 144A 2.500% 10/14/31 157,200
200 Cemex SAB de CV, 144A 9.125% 12/30/49 212,944
200 Comision Federal de Electricidad, 144A 4.688% 5/15/29 188,707
300 Mexico City Airport Trust, 144A 5.500% 10/31/46 246,652
200 Orbia Advance Corp SAB de CV, 144A 1.875% 5/11/26 184,258
200 Petroleos Mexicanos 5.950% 1/28/31 157,815
100 Petroleos Mexicanos 5.350% 2/12/28 87,693
Total Mexico 1,601,682
Morocco - 0.7%
225 OCP SA, 144A 3.750% 6/23/31 189,794
Total Morocco 189,794
Peru - 0.5%
200 Petroleos del Peru SA, 144A 5.625% 6/19/47 127,597
Total Peru 127,597
Qatar - 1.3%
250 QatarEnergy, 144A 3.300% 7/12/51 173,725
200 QNB Finance Ltd, Reg S 2.750% 2/12/27 186,811
Total Qatar 360,536
Saudi Arabia - 0.8%
250 Saudi Arabian Oil Co, 144A 2.250% 11/24/30 210,384
Total Saudi Arabia 210,384
South Africa - 1.5%
200 Sasol Financing USA LLC 5.500% 3/18/31 167,902
250 Transnet SOC Ltd, 144A 8.250% 2/06/28 251,250
Total South Africa 419,152
Supranational - 1.2%
400 Banque Ouest Africaine de
Developement, 144A
4.700% 10/22/31 338,872
Total Supranational 338,872
Thailand - 0.8%
250 PTTEP Treasury Center Co Ltd, 144A 2.993% 1/15/30 223,847
Total Thailand 223,847
Turkey - 0.7%
200 Turkiye Sise ve Cam Fabrikalari AS, 144A 6.950% 3/14/26 199,924
Total Turkey 199,924

Nuveen Emerging Markets Debt Managed Accounts Portfolio
(continued)
Portfolio of Investments
January 31, 2024
(Unaudited)

Principal
Amount (000)   Description (a) Coupon Maturity Value
United Arab Emirates - 3.5%
$ 250 Abu Dhabi Crude Oil Pipeline LLC, 144A 4.600% 11/02/47 $ 221,875
200 DAE Funding LLC, 144A 3.375% 3/20/28 183,268
200 DP World Ltd/United Arab Emirates,
144A
5.625% 9/25/48 185,686
170 Galaxy Pipeline Assets Bidco Ltd, 144A 2.160% 3/31/34 145,809
240 MDGH GMTN RSC Ltd, 144A 4.375% 11/22/33 228,581
Total United Arab Emirates 965,219
Total Corporate Bonds
(cost $12,178,011) 12,693,499
Principal
Amount (000) Description (a),(c) Coupon Maturity Value
X 208,767
CONTINGENT CAPITAL SECURITIES - 0.8% X 208,767
Mexico - 0.8%
$ 200 BBVA Bancomer SA/Texas, 144A 8.450% 6/29/38 $ 208,767
Total Mexico 208,767
Total Contingent Capital Securities
(cost $200,000) 208,767
Principal
Amount (000) Description (a) Coupon Maturity Value
X 170,072
$1,000 PAR (OR SIMILAR) INSTITUTIONAL PREFERRED - 0.6% X 170,072
Mexico - 0.6%
$ 200 Banco Nacional de Comercio Exterior
SNC/Cayman Islands, 144A
2.720% 8/11/31 $ 170,072
Total Mexico 170,072
Total $1,000 Par (or similar) Institutional Preferred
(cost $172,462) 170,072
Total Long-Term Investments
(cost $25,609,856) 26,637,271
Shares Description (a) Coupon Value
INVESTMENTS PURCHASED WITH COLLATERAL FROM SECURITIES LENDING - 1.9%
525,045 (d) State Street Navigator Securities Lending
Government Money Market Portfolio
5.340%(e) $ 525,045
Total Investments Purchased with Collateral from Securities Lending
(cost $525,045) 525,045
Total Investments (cost $26,134,901 ) - 97.4% 27,162,316
Other Assets & Liabilities, Net -   2.6% 738,905
Net Assets - 100% $ 27,901,221
For Fund portfolio compliance purposes, the Fund’s industry classifications refer to any one or more of the industry sub-classifications used by one or more widely recognized market indexes or ratings group indexes, and/or as defined by Fund management. This definition may not apply for purposes of this report, which may combine industry sub-classifications into sectors for reporting ease.
(a) All percentages shown in the Portfolio of Investments are based on net assets.
(b) Investment, or a portion of investment, is out on loan for securities lending. The total value of the securities out on loan as of the end of the reporting period was $507,066.
(c) Contingent Capital Securities (“CoCos”) are hybrid securities with loss absorption characteristics built into the terms of the security for the benefit of the issuer. For example, the terms may specify an automatic write-down of principal or a mandatory conversion into the issuer’s common stock under certain adverse circumstances, such as the issuer’s capital ratio falling below a specified level.
(d) The Fund may loan securities representing up to one third of the value of its total assets (which includes collateral for securities on loan) to broker dealers, banks, and other institutions. The collateral maintained by the Fund shall have a value, at the inception of each loan, equal to not less than 100% of the value of the loaned securities. The cash collateral received by the Fund is invested in this money market fund.

(e) The rate shown is the one-day yield as of the end of the reporting period.
144A Investment is exempt from registration under Rule 144A of the Securities Act of 1933, as amended. These investments may only be resold in transactions exempt from registration, which are normally those transactions with qualified institutional buyers.
Reg S Regulation S allows U.S. companies to sell securities to persons or entities located outside of the United States without registering those securities with the Securities and Exchange Commission. Specifically, Regulation S provides a safe harbor from the registration requirements of the Securities Act for the offers and sales of securities by both foreign and domestic issuers that are made outside the
United States.
See Notes to Financial Statements

Nuveen High Yield Managed Accounts Portfolio
Portfolio of Investments January 31, 2024
(Unaudited)
Principal
Amount (000) Description (a) Coupon Maturity Value
LONG-TERM INVESTMENTS - 95.2%
X –
CORPORATE BONDS - 95 .2 % X 17,068,952
Automobiles & Components - 2.1%
$ 115 Dana Inc 4.500% 2/15/32 $ 98,872
125 (b) Goodyear Tire & Rubber Co/The 5.000% 7/15/29 117,319
150 ZF North America Capital Inc, 144A 6.875% 4/14/28 154,515
Total Automobiles & Components 370,706
Capital Goods - 4.7%
200 Albion Financing 2SARL, 144A 8.750% 4/15/27 199,789
65 Chart Industries Inc, 144A 7.500% 1/01/30 66,724
75 Emerald Debt Merger Sub LLC, 144A 6.625% 12/15/30 75,755
100 (b) GrafTech Global Enterprises Inc, 144A 9.875% 12/15/28 74,731
60 H&E Equipment Services Inc, 144A 3.875% 12/15/28 54,479
110 Husky Injection Molding Systems Ltd / Titan Co-Borrower
LLC , (WI/DD)
9.000% 2/15/29 110,000
35 Standard Industries Inc/NJ, 144A 5.000% 2/15/27 33,996
80 TransDigm Inc, 144A 6.875% 12/15/30 81,873
45 TransDigm Inc, 144A 7.125% 12/01/31 46,902
100 Trinity Industries Inc, 144A 7.750% 7/15/28 103,873
Total Capital Goods 848,122
Commercial & Professional Services - 4.5%
115 Allied Universal Holdco LLC / Allied Universal Finance Corp,
144A
6.625% 7/15/26 113,317
80 ASGN Inc, 144A 4.625% 5/15/28 75,662
115 (b) Garda World Security Corp, 144A 4.625% 2/15/27 108,675
200 GTCR W-2 MERGER SUB LLC, 144A 7.500% 1/15/31 207,764
115 (b) MPH Acquisition Holdings LLC, 144A 5.500% 9/01/28 102,063
95 Prime Security Services Borrower LLC / Prime Finance Inc,
144A
3.375% 8/31/27 87,509
60 Prime Security Services Borrower LLC / Prime Finance Inc,
144A
5.750% 4/15/26 59,972
60 (b) Prime Security Services Borrower LLC / Prime Finance Inc,
144A
6.250% 1/15/28 59,459
Total Commercial & Professional Services 814,421
Consumer Discretionary Distribution & Retail - 6.0%
80 (b) Academy Ltd, 144A 6.000% 11/15/27 79,039
90 AmeriGas Partners LP / AmeriGas Finance Corp 5.875% 8/20/26 87,226
35 (b) Asbury Automotive Group Inc, 144A 4.625% 11/15/29 32,245
35 Asbury Automotive Group Inc, 144A 5.000% 2/15/32 31,633
200 Avis Budget Car Rental LLC / Avis Budget Finance Inc, 144A 8.000% 2/15/31 199,580
75 (b) Bath & Body Works Inc, 144A 6.625% 10/01/30 75,986
50 Group 1 Automotive Inc, 144A 4.000% 8/15/28 46,095
125 Kohl's Corp 4.625% 5/01/31 100,000
50 LCM Investments Holdings II LLC, 144A 4.875% 5/01/29 45,060
100 (b) Macy's Retail Holdings LLC, 144A 5.875% 4/01/29 97,000
125 (b) Michaels Cos Inc/The, 144A 5.250% 5/01/28 98,184
170 Staples Inc, 144A 7.500% 4/15/26 159,128
30 Wand NewCo 3 Inc, 144A 7.625% 1/30/32 30,984
Total Consumer Discretionary Distribution & Retail 1,082,160

Principal
Amount (000)   Description (a) Coupon Maturity Value
Consumer Durables & Apparel - 1.4%
$ 80 Newell Brands Inc 4.700% 4/01/26 $ 77,877
80 Newell Brands Inc 6.625% 9/15/29 77,563
115 (b) Wolverine World Wide Inc, 144A 4.000% 8/15/29 92,667
Total Consumer Durables & Apparel 248,107
Consumer Services - 4.7%
100 1011778 BC ULC / New Red Finance Inc, 144A 4.000% 10/15/30 89,379
100 Carnival Corp, 144A 4.000% 8/01/28 92,501
160 Churchill Downs Inc, 144A 5.750% 4/01/30 154,789
75 Cinemark USA Inc, 144A 5.875% 3/15/26 74,313
115 Fertitta Entertainment LLC / Fertitta Entertainment Finance
Co Inc, 144A
4.625% 1/15/29 105,232
100 Hilton Grand Vacations Borrower Escrow LLC / Hilton Grand
Vacations Borrower Esc, 144A
6.625% 1/15/32 100,211
30 Life Time Inc, 144A 5.750% 1/15/26 29,659
45 NCL Corp Ltd, 144A 8.375% 2/01/28 47,245
20 Royal Caribbean Cruises Ltd, 144A 7.250% 1/15/30 20,844
130 (b) Yum! Brands Inc 5.375% 4/01/32 126,431
Total Consumer Services 840,604
Consumer Staples Distribution & Retail - 0.8%
110 Albertsons Cos Inc / Safeway Inc / New Albertsons LP /
Albertsons LLC, 144A
3.500% 3/15/29 99,385
50 (b) Albertsons Cos Inc / Safeway Inc / New Albertsons LP /
Albertsons LLC, 144A
6.500% 2/15/28 50,543
Total Consumer Staples Distribution & Retail 149,928
Energy - 14.8%
105 Antero Midstream Partners LP / Antero Midstream Finance
Corp, 144A
5.750% 3/01/27 104,220
65 Archrock Partners LP / Archrock Partners Finance Corp,
144A
6.250% 4/01/28 64,273
15 Civitas Resources Inc, 144A 8.625% 11/01/30 15,998
55 Civitas Resources Inc, 144A 8.375% 7/01/28 57,844
135 Civitas Resources Inc, 144A 8.750% 7/01/31 143,519
65 DT Midstream Inc, 144A 4.125% 6/15/29 59,719
145 EnLink Midstream LLC, 144A 6.500% 9/01/30 147,968
115 EnLink Midstream LLC, 144A 5.625% 1/15/28 113,668
100 EQM Midstream Partners LP, 144A 4.750% 1/15/31 93,222
165 EQM Midstream Partners LP, 144A 6.500% 7/01/27 167,013
135 Genesis Energy LP / Genesis Energy Finance Corp 6.250% 5/15/26 134,376
65 Genesis Energy LP / Genesis Energy Finance Corp 8.875% 4/15/30 68,004
50 Hilcorp Energy I LP / Hilcorp Finance Co, 144A 6.250% 4/15/32 48,000
165 Hilcorp Energy I LP / Hilcorp Finance Co, 144A 5.750% 2/01/29 159,280
100 Kinetik Holdings LP, 144A 6.625% 12/15/28 101,370
65 Kinetik Holdings LP, 144A 5.875% 6/15/30 63,847
50 Kodiak Gas Services LLC, 144A 7.250% 2/15/29 50,598
65 Matador Resources Co, 144A 6.875% 4/15/28 66,561
110 Parkland Corp, 144A 4.500% 10/01/29 101,157
100 PBF Holding Co LLC / PBF Finance Corp, 144A 7.875% 9/15/30 103,582
190 Permian Resources Operating LLC, 144A 7.000% 1/15/32 196,157
105 (b) SM Energy Co 6.500% 7/15/28 105,000
50 Talos Production Inc, 144A , (WI/DD) 9.000% 2/01/29 50,667
25 TRANSOCEAN AQUILA LTD, 144A 8.000% 9/30/28 25,590
43 Transocean Inc, 144A 8.750% 2/15/30 44,303
35 Transocean Titan Financing Ltd, 144A 8.375% 2/01/28 36,175
130 USA Compression Partners LP / USA Compression Finance
Corp
6.875% 4/01/26 129,236
90 Venture Global LNG Inc, 144A 8.125% 6/01/28 90,962

Nuveen High Yield Managed Accounts Portfolio
(continued)
Portfolio of Investments
January 31, 2024
(Unaudited)

Principal
Amount (000)   Description (a) Coupon Maturity Value
Energy (continued)
$ 100 Venture Global LNG Inc, 144A 9.875% 2/01/32 $ 105,163
Total Energy 2,647,472
Equity Real Estate Investment Trusts (REITs) - 2.7%
100 CTR Partnership LP / CareTrust Capital Corp, 144A 3.875% 6/30/28 91,131
180 HAT Holdings I LLC / HAT Holdings II LLC, 144A 8.000% 6/15/27 186,410
115 Iron Mountain Inc, 144A 4.875% 9/15/27 111,126
85 Uniti Group LP / Uniti Group Finance Inc / CSL Capital LLC,
144A
10.500% 2/15/28 86,526
Total Equity Real Estate Investment Trusts (REITs) 475,193
Financial Services - 5.2%
130 Compass Group Diversified Holdings LLC, 144A 5.250% 4/15/29 123,790
25 (b) Compass Group Diversified Holdings LLC, 144A 5.000% 1/15/32 22,491
165 Icahn Enterprises LP / Icahn Enterprises Finance Corp 5.250% 5/15/27 148,418
90 Navient Corp 4.875% 3/15/28 81,761
105 NFP Corp, 144A 4.875% 8/15/28 104,149
210 OneMain Finance Corp 3.500% 1/15/27 192,135
110 PennyMac Financial Services Inc, 144A 7.875% 12/15/29 113,295
120 Rocket Mortgage LLC / Quicken Loans Co-Issuer Inc, 144A 3.875% 3/01/31 104,857
40 (b) Rocket Mortgage LLC / Quicken Loans Co-Issuer Inc, 144A 2.875% 10/15/26 36,703
Total Financial Services 927,599
Food, Beverage & Tobacco - 1.8%
80 B&G Foods Inc, 144A 8.000% 9/15/28 83,391
50 Chobani LLC / Chobani Finance Corp Inc, 144A 4.625% 11/15/28 46,793
115 Darling Ingredients Inc, 144A 6.000% 6/15/30 114,291
85 Primo Water Holdings Inc, 144A 4.375% 4/30/29 77,384
Total Food, Beverage & Tobacco 321,859
Health Care Equipment & Services - 7.2%
125 CHS/Community Health Systems Inc, 144A 5.250% 5/15/30 103,490
100 CHS/Community Health Systems Inc, 144A 8.000% 3/15/26 98,562
95 DaVita Inc, 144A 4.625% 6/01/30 84,053
200 IQVIA Inc, 144A 6.500% 5/15/30 204,014
130 LifePoint Health Inc, 144A 11.000% 10/15/30 138,330
100 LifePoint Health Inc, 144A 9.875% 8/15/30 102,257
130 Mozart Debt Merger Sub Inc, 144A 3.875% 4/01/29 117,702
195 Tenet Healthcare Corp 4.250% 6/01/29 181,025
170 (b) Tenet Healthcare Corp 4.375% 1/15/30 157,304
100 (b) Tenet Healthcare Corp, 144A 6.750% 5/15/31 102,284
Total Health Care Equipment & Services 1,289,021
Household & Personal Products - 1.4%
65 Coty Inc, 144A 5.000% 4/15/26 63,861
60 Coty Inc/HFC Prestige Products Inc/HFC Prestige
International US LLC, 144A
6.625% 7/15/30 61,115
120 Kronos Acquisition Holdings Inc / KIK Custom Products Inc,
144A
5.000% 12/31/26 115,993
Total Household & Personal Products 240,969
Insurance - 1.9%
130 Acrisure LLC / Acrisure Finance Inc, 144A 4.250% 2/15/29 116,570
85 Alliant Holdings Intermediate LLC / Alliant Holdings Co-
Issuer, 144A
6.750% 4/15/28 85,785
25 Alliant Holdings Intermediate LLC / Alliant Holdings Co-
Issuer, 144A
7.000% 1/15/31 25,265
110 HUB International Ltd, 144A 7.250% 6/15/30 113,153
Total Insurance 340,773

Principal
Amount (000)   Description (a) Coupon Maturity Value
Materials - 7.4%
$ 120 (b) Arsenal AIC Parent LLC, 144A 8.000% 10/01/30 $ 125,168
130 (b) Avient Corp, 144A 7.125% 8/01/30 133,345
120 FMG Resources August 2006 Pty Ltd, 144A 5.875% 4/15/30 118,511
130 (b) Gates Global LLC / Gates Corp, 144A 6.250% 1/15/26 130,013
130 Mineral Resources Ltd, 144A 9.250% 10/01/28 137,312
110 Mineral Resources Ltd, 144A 8.000% 11/01/27 112,493
100 NOVA Chemicals Corp, 144A 4.875% 6/01/24 99,499
65 Olin Corp 5.125% 9/15/27 63,050
45 (b) Owens-Brockway Glass Container Inc, 144A 7.250% 5/15/31 45,228
20 Sealed Air Corp, 144A 6.125% 2/01/28 20,071
140 SunCoke Energy Inc, 144A 4.875% 6/30/29 126,437
79 Trinseo Materials Operating SCA / Trinseo Materials Finance
Inc, 144A
5.375% 9/01/25 67,427
165 Tronox Inc, 144A 4.625% 3/15/29 145,679
Total Materials 1,324,233
Media & Entertainment - 10.8%
285 CCO Holdings LLC / CCO Holdings Capital Corp, 144A 4.250% 2/01/31 240,981
195 CCO Holdings LLC / CCO Holdings Capital Corp, 144A 5.375% 6/01/29 181,308
50 (b) CCO Holdings LLC / CCO Holdings Capital Corp, 144A 6.375% 9/01/29 48,683
200 CSC Holdings LLC, 144A 4.125% 12/01/30 144,500
120 Directv Financing LLC / Directv Financing Co-Obligor Inc,
144A
5.875% 8/15/27 114,083
75 DISH Network Corp, 144A 11.750% 11/15/27 78,278
75 Getty Images Inc, 144A 9.750% 3/01/27 74,994
65 Gray Television Inc, 144A 4.750% 10/15/30 50,865
80 Lamar Media Corp 4.875% 1/15/29 77,418
50 News Corp, 144A 3.875% 5/15/29 45,962
140 Outfront Media Capital LLC / Outfront Media Capital Corp,
144A
7.375% 2/15/31 146,660
95 Sirius XM Radio Inc, 144A 4.000% 7/15/28 86,270
25 Sirius XM Radio Inc, 144A 3.125% 9/01/26 23,335
20 Sirius XM Radio Inc, 144A 4.125% 7/01/30 17,500
200 Sunrise FinCo I BV, 144A 4.875% 7/15/31 175,495
75 (b) Univision Communications Inc, 144A 4.500% 5/01/29 66,647
200 Virgin Media Secured Finance PLC, 144A 5.500% 5/15/29 192,361
200 VZ Secured Financing BV, 144A 5.000% 1/15/32 174,838
Total Media & Entertainment 1,940,178
Pharmaceuticals, Biotechnology & Life Sciences - 2.9%
80 Avantor Funding Inc, 144A 4.625% 7/15/28 76,163
200 Jazz Securities DAC, 144A 4.375% 1/15/29 184,477
200 Organon & Co / Organon Foreign Debt Co-Issuer BV, 144A 4.125% 4/30/28 182,990
90 Teva Pharmaceutical Finance Netherlands III BV 3.150% 10/01/26 83,726
Total Pharmaceuticals, Biotechnology & Life Sciences 527,356
Real Estate Management & Development - 0.4%
75 (b) Cushman & Wakefield US Borrower LLC, 144A 6.750% 5/15/28 73,974
Total Real Estate Management & Development 73,974
Software & Services - 3.1%
70 Ahead DB Holdings LLC, 144A 6.625% 5/01/28 61,512
155 Gen Digital Inc, 144A 6.750% 9/30/27 157,352
75 Open Text Corp, 144A 3.875% 12/01/29 67,641
35 Open Text Corp, 144A 6.900% 12/01/27 36,308
50 Science Applications International Corp, 144A 4.875% 4/01/28 47,191
115 UKG Inc, 144A , (WI/DD) 6.875% 2/01/31 116,294
80 Ziff Davis Inc, 144A 4.625% 10/15/30 73,256
Total Software & Services 559,554

Nuveen High Yield Managed Accounts Portfolio
(continued)
Portfolio of Investments
January 31, 2024
(Unaudited)

Principal
Amount (000)   Description (a) Coupon Maturity Value
Technology Hardware & Equipment - 0.5%
$ 100 Imola Merger Corp, 144A 4.750% 5/15/29 $ 93,115
Total Technology Hardware & Equipment 93,115
Telecommunication Services - 3.1%
200 Altice France SA/France, 144A 8.125% 2/01/27 178,762
100 Frontier Communications Holdings LLC, 144A 8.625% 3/15/31 101,472
105 Frontier Communications Holdings LLC, 144A 5.875% 10/15/27 100,992
100 Level 3 Financing Inc, 144A 3.400% 3/01/27 98,250
45 Level 3 Financing Inc, 144A 10.500% 5/15/30 44,775
30 Level 3 Financing Inc, 144A 3.875% 11/15/29 29,625
Total Telecommunication Services 553,876
Transportation - 2.7%
65 Allegiant Travel Co, 144A 7.250% 8/15/27 63,538
35 American Airlines Inc, 144A 8.500% 5/15/29 37,100
86 American Airlines Inc/AAdvantage Loyalty IP Ltd2021
CORP, 144A
5.500% 4/20/26 85,302
115 (b) Cargo Aircraft Management Inc, 144A 4.750% 2/01/28 104,938
20 GN Bondco LLC, 144A 9.500% 10/15/31 19,725
105 United Airlines Inc, 144A 4.375% 4/15/26 101,287
55 XPO Inc, 144A 7.125% 6/01/31 56,324
20 XPO Inc, 144A 7.125% 2/01/32 20,388
Total Transportation 488,602
Utilities - 5.1%
80 Clearway Energy Operating LLC, 144A 4.750% 3/15/28 76,168
115 Ferrellgas LP / Ferrellgas Finance Corp, 144A 5.375% 4/01/26 113,299
115 Ferrellgas LP / Ferrellgas Finance Corp, 144A 5.875% 4/01/29 112,698
80 Superior Plus LP / Superior General Partner Inc, 144A 4.500% 3/15/29 72,505
235 Talen Energy Supply LLC, 144A 8.625% 6/01/30 249,409
130 TerraForm Power Operating LLC, 144A 5.000% 1/31/28 125,297
85 Vistra Operations Co LLC, 144A 7.750% 10/15/31 88,297
80 Vistra Operations Co LLC, 144A 4.375% 5/01/29 73,457
Total Utilities 911,130
Total Corporate Bonds
(cost $16,502,005) 17,068,952
Total Long-Term Investments
(cost $16,502,005) 17,068,952
Shares Description (a) Coupon Value
INVESTMENTS PURCHASED WITH COLLATERAL FROM SECURITIES LENDING - 13.6%
2,440,418 (c) State Street Navigator Securities Lending
Government Money Market Portfolio
5.340%(d) $ 2,440,418
Total Investments Purchased with Collateral from Securities Lending
(cost $2,440,418) 2,440,418
Total Investments (cost $ 18,942,423 ) - 108 .8% 19,509,370
Other Assets & Liabilities, Net -   (8.8)% (1,577,470)
Net Assets - 100% $ 17,931,900
For Fund portfolio compliance purposes, the Fund’s industry classifications refer to any one or more of the industry sub-classifications used by one or more widely recognized market indexes or ratings group indexes, and/or as defined by Fund management. This definition may not apply for purposes of this report, which may combine industry sub-classifications into sectors for reporting ease.
(a) All percentages shown in the Portfolio of Investments are based on net assets.
(b) Investment, or a portion of investment, is out on loan for securities lending. The total value of the securities out on loan as of the end of the reporting period was $2,342,526.

(c) The Fund may loan securities representing up to one third of the value of its total assets (which includes collateral for securities on loan) to broker dealers, banks, and other institutions. The collateral maintained by the Fund shall have a value, at the inception of each loan, equal to not less than 100% of the value of the loaned securities. The cash collateral received by the Fund is invested in this money market fund.
(d) The rate shown is the one-day yield as of the end of the reporting period.
144A Investment is exempt from registration under Rule 144A of the Securities Act of 1933, as amended. These investments may only be resold in transactions exempt from registration, which are normally those transactions with qualified institutional buyers.
REIT Real Estate Investment Trust
WI/DD When-issued or delayed delivery security.
See Notes to Financial Statements

Nuveen Preferred Securities and Income
Managed Accounts Portfolio
Portfolio of Investments January 31, 2024
(Unaudited)
Principal
Amount (000) Description (a) Coupon Maturity Value
LONG-TERM INVESTMENTS - 98.7%
X –
$1,000 PAR (OR SIMILAR) INSTITUTIONAL PREFERRED - 60 .0 % X 10,440,474
Automobiles & Components - 3.4%
$ 650 (b) General Motors Financial Co Inc 5.700% N/A (c) $ 597,919
Total Automobiles & Components 597,919
Banks - 13.5%
300 Citigroup Inc 7.625% N/A (c) 306,706
540 CoBank ACB 6.450% N/A (c) 530,010
250 M&T Bank Corp 5.125% N/A (c) 228,018
280 PNC Financial Services Group Inc/The 6.200% N/A (c) 274,255
225 PNC Financial Services Group Inc/The 6.250% N/A (c) 213,726
560 Truist Financial Corp 5.100% N/A (c) 516,547
300 US Bancorp 5.300% N/A (c) 281,677
Total Banks 2,350,939
Capital Goods - 2.9%
515 (b) AerCap Holdings NV 5.875% 10/10/79 511,515
Total Capital Goods 511,515
Energy - 8.0%
300 Enbridge Inc 8.500% 1/15/84 320,728
300 Enbridge Inc 7.625% 1/15/83 303,186
275 Energy Transfer LP 6.500% N/A (c) 265,727
75 Energy Transfer LP 8.000% 5/15/54 77,611
300 Transcanada Trust 5.500% 9/15/79 267,208
180 Transcanada Trust 5.600% 3/07/82 158,022
Total Energy 1,392,482
Financial Services - 11.2%
400 Ally Financial Inc 4.700% N/A (c) 324,185
290 American Express Co 3.550% N/A (c) 258,534
450 (b) Charles Schwab Corp/The 5.375% N/A (c) 443,638
310 (b) Discover Financial Services 6.125% N/A (c) 304,739
400 (b) Goldman Sachs Group Inc/The 7.500% N/A (c) 420,148
205 State Street Corp 6.700% N/A (c) 204,487
Total Financial Services 1,955,731
Insurance - 11.6%
300 (b) Assurant Inc 7.000% 3/27/48 305,600
185 AXIS Specialty Finance LLC 4.900% 1/15/40 158,875
270 Enstar Finance LLC 5.500% 1/15/42 238,406
310 Markel Group Inc 6.000% N/A (c) 306,469
325 MetLife Inc, 144A 9.250% 4/08/38 373,985
650 QBE Insurance Group Ltd, 144A 5.875% N/A (c) 639,942
Total Insurance 2,023,277
Media & Entertainment - 1.6%
300 (b) Paramount Global 6.375% 3/30/62 267,920
Total Media & Entertainment 267,920
Telecommunication Services - 1.8%
300 Vodafone Group PLC 7.000% 4/04/79 310,024
Total Telecommunication Services 310,024

Principal
Amount (000) Description (a) Coupon Maturity Value
Utilities - 6.0%
$ 400 Emera Inc 6.750% 6/15/76 $ 391,959
330 Sempra 4.875% N/A (c) 323,458
325 Vistra Corp, 144A 7.000% N/A (c) 315,250
Total Utilities 1,030,667
Total $1,000 Par (or similar) Institutional Preferred
(cost $9,979,081) 10,440,474
Principal
Amount (000) Description (a) ,(d) Coupon Maturity Value
X –
CONTINGENT CAPITAL SECURITIES - 35 .1 % X 6,102,163
Banks - 30.5%
$ 200 Banco Bilbao Vizcaya Argentaria SA 6.500% N/A (c) $ 195,494
200 Banco Bilbao Vizcaya Argentaria SA 9.375% N/A (c) 212,064
200 Banco Santander SA 4.750% N/A (c) 172,071
200 Banco Santander SA 9.625% N/A (c) 214,500
515 Barclays PLC 8.000% N/A (c) 498,165
275 BNP Paribas SA, 144A 7.750% N/A (c) 277,762
235 BNP Paribas SA, 144A 9.250% N/A (c) 250,295
200 BNP Paribas SA, 144A 8.500% N/A (c) 207,092
425 Credit Agricole SA, 144A 8.125% N/A (c) 435,625
370 HSBC Holdings PLC 6.000% N/A (c) 349,587
200 HSBC Holdings PLC 8.000% N/A (c) 208,158
340 HSBC Holdings PLC 6.375% N/A (c) 336,952
250 ING Groep NV 5.750% N/A (c) 235,081
200 ING Groep NV, Reg S 7.500% N/A (c) 198,042
200 Lloyds Banking Group PLC 7.500% N/A (c) 195,200
330 NatWest Group PLC 6.000% N/A (c) 321,481
350 Societe Generale SA, 144A 10.000% N/A (c) 373,414
220 Societe Generale SA, 144A 9.375% N/A (c) 228,301
200 Standard Chartered PLC, 144A 7.750% N/A (c) 203,331
200 UniCredit SpA, Reg S 8.000% N/A (c) 199,500
Total Banks 5,312,115
Financial Services - 4.6%
400 Deutsche Bank AG 6.000% N/A (c) 362,172
400 UBS Group AG, 144A 9.250% N/A (c) 427,876
Total Financial Services 790,048
Total Contingent Capital Securities
(cost $5,674,406) 6,102,163
Shares Description (a) Coupon Value
X –
$25 PAR (OR SIMILAR) RETAIL PREFERRED - 3 .2 % X 554,110
Banks - 1.7%
3,000 Farm Credit Bank of Texas, 144A 9.656% $ 303,000
Total Banks 303,000
Energy - 0.8%
5,000 NuStar Energy LP 12.405% 129,100
Total Energy 129,100
Food, Beverage & Tobacco - 0.7%
4,900 CHS Inc 6.750% 122,010
Total Food, Beverage & Tobacco 122,010
Total $25 Par (or similar) Retail Preferred
(cost $533,383) 554,110

Nuveen Preferred Securities and Income Managed Accounts Portfolio
(con-
tinued)
Portfolio of Investments
January 31, 2024

Principal
Amount (000) Description (a) Coupon Maturity Value
X –
CORPORATE BONDS - 0 .4 % X 78,100
Insurance - 0.2%
$ 310 Credit Suisse Group AG 7.500% 1/17/72 $ 34,100
Total Insurance 34,100
Software & Services - 0.2%
400 Credit Suisse Group AG 7.500% 6/11/72 44,000
Total Software & Services 44,000
Total Corporate Bonds
(cost $659,823) 78,100
Total Long-Term Investments
(cost $16,846,693) 17,174,847
Shares Description (a) Coupon Value
INVESTMENTS PURCHASED WITH COLLATERAL FROM SECURITIES LENDING - 12.6%
2,200,652 (e) State Street Navigator Securities Lending
Government Money Market Portfolio
5.340%(f) $ 2,200,652
Total Investments Purchased with Collateral from Securities Lending
(cost $2,200,652) 2,200,652
Total Investments (cost $ 19,047,345 ) - 111 .3% 19,375,499
Other Assets & Liabilities, Net -   (11.3)% (1,973,759)
Net Assets - 100% $ 17,401,740
For Fund portfolio compliance purposes, the Fund’s industry classifications refer to any one or more of the industry sub-classifications used by one or more widely recognized market indexes or ratings group indexes, and/or as defined by Fund management. This definition may not apply for purposes of this report, which may combine industry sub-classifications into sectors for reporting ease.
(a) All percentages shown in the Portfolio of Investments are based on net assets.
(b) Investment, or a portion of investment, is out on loan for securities lending. The total value of the securities out on loan as of the end of the reporting period was $2,110,387.
(c) Perpetual security. Maturity date is not applicable.
(d) Contingent Capital Securities (“CoCos”) are hybrid securities with loss absorption characteristics built into the terms of the security for the benefit of the issuer. For example, the terms may specify an automatic write-down of principal or a mandatory conversion into the issuer’s common stock under certain adverse circumstances, such as the issuer’s capital ratio falling below a specified level.
(e) The Fund may loan securities representing up to one third of the value of its total assets (which includes collateral for securities on loan) to broker dealers, banks, and other institutions. The collateral maintained by the Fund shall have a value, at the inception of each loan, equal to not less than 100% of the value of the loaned securities. The cash collateral received by the Fund is invested in this money market fund.
(f) The rate shown is the one-day yield as of the end of the reporting period.
144A Investment is exempt from registration under Rule 144A of the Securities Act of 1933, as amended. These investments may only be resold in transactions exempt from registration, which are normally those transactions with qualified institutional buyers.
Reg S Regulation S allows U.S. companies to sell securities to persons or entities located outside of the United States without registering those securities with the Securities and Exchange Commission. Specifically, Regulation S provides a safe harbor from the registration requirements of the Securities Act for the offers and sales of securities by both foreign and domestic issuers that are made outside the
United States.
See Notes to Financial Statements

Nuveen Securitized Credit Managed Accounts
Portfolio
Portfolio of Investments January 31, 2024
(Unaudited)
Principal
Amount (000) Description (a) Coupon Maturity Value
LONG-TERM INVESTMENTS - 99.1%
X –
ASSET-BACKED AND MORTGAGE-BACKED SECURITIES - 98.1% X 25,713,888
$ 250 Affirm Asset Securitization Trust 2023-B, 2023 B, 144A 6.820% 9/15/28 $ 255,420
250 (b) AGL CLO Ltd, (TSFR3M reference rate + 2.600% spread),
2023 25A, 144A
7.918% 7/21/36 252,088
264 Avis Budget Rental Car Funding AESOP LLC, 2019 3A, 144A 2.360% 3/20/26 256,599
100 Bank 2019-BNK19, 2019 BN20 3.243% 9/15/62 85,463
350 BANK 2019-BNK22, 2019 BN22 3.210% 11/15/62 308,710
500 Benchmark 2019-B11 Mortgage Trust, 2019 B11 3.784% 5/15/52 428,138
199 Benchmark 2019-B15 Mortgage Trust, 2019 B15 3.837% 12/15/72 142,964
100 Benchmark 2021-B28 Mortgage Trust, 2021 B28 2.429% 8/15/54 81,522
250 (b) BX 2021-LBA3 Mortgage Trust, (TSFR1M reference rate +
2.062% spread), 2021 PAC, 144A
7.395% 10/15/36 245,420
298 (b) BX Commercial Mortgage Trust 2019-XL, (1-Month LIBOR
reference rate + 2.114% spread), 2019 XL, 144A
2.110% 10/15/36 295,787
250 (b) BX Commercial Mortgage Trust 2021-CIP, (TSFR1M
reference rate + 1.385% spread), 2021 CIP, 144A
6.718% 12/15/38 245,953
232 (b) BX Commercial Mortgage Trust 2021-SOAR, (TSFR1M
reference rate + 0.984% spread), 2021 SOAR, 144A
6.318% 6/15/38 229,040
570 CAMB Commercial Mortgage Trust 2021-CX2, 2021 CX2,
144A
2.700% 11/10/46 474,341
247 Capital Automotive Reit, 2023 1A, 144A 5.750% 9/15/53 244,873
295 CFCRE Commercial Mortgage Trust 2016-C6, 2016 C6 3.217% 11/10/49 276,306
200 Citigroup Commercial Mortgage Trust 2015-GC29, 2015
GC29
3.457% 4/10/48 192,105
200 Citigroup Commercial Mortgage Trust 2016-C3, 2016 C3 3.366% 11/15/49 186,835
300 (b) Connecticut Avenue Securities Trust 2022-R04, (SOFR30A
reference rate + 3.100% spread), 2022 R04, 144A
8.445% 3/25/42 312,855
300 (b) Connecticut Avenue Securities Trust 2022-R05, (SOFR30A
reference rate + 3.000% spread), 2022 R05, 144A
8.345% 4/25/42 309,211
300 (b) Connecticut Avenue Securities Trust 2022-R07, (SOFR30A
reference rate + 4.650% spread), 144A
9.994% 6/25/42 326,279
300 (b) Connecticut Avenue Securities Trust 2022-R09, (SOFR30A
reference rate + 4.750% spread), 2022 R09, 144A
10.094% 9/25/42 328,018
315 (b) Connecticut Avenue Securities Trust 2023-R01, (SOFR30A
reference rate + 3.750% spread), 2023 R01, 144A
9.094% 12/25/42 337,680
45 CSAIL 2017-CX10 Commercial Mortgage Trust, 2017 CX10 3.458% 11/15/50 41,333
200 CSAIL 2020-C19 Commercial Mortgage Trust, 2020 C19 2.971% 3/15/53 164,718
97 DBWF Mortgage Trust, 2015 LCM, 144A 2.998% 6/10/34 92,036
550 Fannie Mae Pool, FN FS1535 3.000% 4/01/52 484,557
514 Fannie Mae Pool, FN MA4733 4.500% 9/01/52 497,392
85 Fannie Mae Pool, FN MA5039 5.500% 6/01/53 85,538
92 Fannie Mae Pool, FN FS5179 5.000% 6/01/53 91,127
508 Fannie Mae Pool, FN MA4737, 2022 1 5.000% 8/01/52 502,485
96 Fannie Mae Pool, FN MA4761 5.000% 9/01/52 94,858
189 Fannie Mae Pool, FN 310210, 2022 1 4.000% 5/01/44 181,330
239 Fannie Mae Pool, FN FS0403 3.000% 1/01/52 210,772
525 Fannie Mae Pool, FN CB2804 2.500% 2/01/52 445,246
118 Fannie Mae Pool, FN CB2795 3.000% 2/01/52 102,975
146 Fannie Mae Pool, FN MA4699, 2022 1 3.500% 7/01/52 133,060
569 Fannie Mae Pool, FN MA4732 4.000% 9/01/52 535,998
180 Fannie Mae Pool, FN CB3905 3.500% 6/01/52 163,445
146 Fannie Mae Pool, FN MA4842, 2022 1 5.500% 12/01/52 147,126
460 Fannie Mae Pool, FN MA4655 4.000% 7/01/52 432,694
321 Fannie Mae Pool, FN MA4600, 2022 2 3.500% 5/01/52 291,996
354 Fannie Mae Pool, FN MA4962 4.000% 3/01/53 333,397
382 Fannie Mae Pool, FN MA4919 5.500% 2/01/53 383,119
408 Fannie Mae Pool, FN MA5070 4.500% 7/01/53 394,795
286 Fannie Mae Pool, FN MA4920 6.000% 2/01/53 290,459

Nuveen Securitized Credit Managed Accounts Portfolio
(continued)
Portfolio of Investments
January 31, 2024
(Unaudited)

Principal
Amount (000) Description (a) Coupon Maturity Value
X–
ASSET-BACKED AND MORTGAGE-BACKED SECURITIES (continued)
$ 325 Fannie Mae Pool, FN MA5106 5.000% 8/01/53 $ 320,934
316 Fannie Mae Pool, FN MA4918 5.000% 2/01/53 311,461
403 Fannie Mae Pool, FN MA4783 4.000% 10/01/52 378,993
481 Fannie Mae Pool, FN MA4805, 2022 1 4.500% 11/01/52 464,686
361 Fannie Mae Pool, FN CB2211 2.500% 11/01/51 303,896
436 Fannie Mae Pool, FN MA4701, 2022 1 4.500% 7/01/52 421,398
462 Fannie Mae Pool, FN MA4784 4.500% 10/01/52 446,675
444 Fannie Mae Pool, FN MA4700, 2022 1 4.000% 7/01/52 417,871
195 Freddie Mac Pool, FR RA9629 5.500% 8/01/53 195,855
43 Freddie Mac Pool, FR RA7211, 2022 1 4.000% 4/01/52 40,829
179 Freddie Mac Pool, FR SD8220, (WI/DD) 3.000% 6/01/52 157,070
44 Freddie Mac REMICS, 2018 4776 4.000% 3/15/48 41,534
36 Freddie Mac REMICS, 2018 4783 4.000% 4/15/48 33,202
157 (b) Freddie Mac STACR REMIC Trust 2022-DNA5, (SOFR30A
reference rate + 4.500% spread), 2022 DNA5, 144A
9.845% 6/25/42 170,172
300 (b) Freddie Mac STACR REMIC Trust 2022-HQA2, (SOFR30A
reference rate + 4.000% spread), 2022 HQA2, 144A
9.345% 7/25/42 320,112
300 (b) Freddie Mac STACR REMIC Trust 2022-HQA3, (SOFR30A
reference rate + 3.550% spread), 2022 HQA3, 144A
8.895% 8/25/42 316,411
256 Ginnie Mae II Pool, G2 MA8200 4.000% 8/20/52 242,875
120 Ginnie Mae II Pool, G2 MA8201 4.500% 8/20/52 117,223
357 Ginnie Mae II Pool, G2 MA8149 3.500% 7/20/52 329,585
71 Ginnie Mae II Pool, G2 MA8428 5.000% 11/20/52 70,014
328 Ginnie Mae II Pool, G2 MA8043 3.000% 5/20/52 292,634
350 GM Financial Consumer Automobile Receivables Trust
2020-4, 2020 4
0.500% 2/17/26 341,493
101 Government National Mortgage Association, 2023 111 3.000% 2/20/52 70,651
250 (b) Gracie Point International Fun, (SOFR90A reference rate +
1.950% spread), 2023 1A, 144A
7.296% 9/01/26 250,933
100 (b) GRACIE POINT INTERNATIONAL FUNDING 2023-2,
(SOFR90A reference rate + 2.250% spread), 2023 2A, 144A
7.596% 3/01/27 100,878
575 GS Mortgage Securities Trust 2017-GS6, 2017 GS6 3.638% 5/10/50 536,445
245 GS Mortgage Securities Trust 2018-GS9, 2018 GS9 3.992% 3/10/51 230,928
248 GS Mortgage-Backed Securities Trust 2021-PJ6, 2021 PJ6,
144A
2.500% 11/25/51 199,578
95 GS Mortgage-Backed Securities Trust 2023-PJ1, 2023 PJ1,
144A
3.500% 2/25/53 82,463
250 Hertz Vehicle Financing III LLC, 2023 3A, 144A 5.940% 2/25/28 254,877
100 Hertz Vehicle Financing III LP, 2021 2A, 144A 2.120% 12/27/27 91,295
169 Hilton Grand Vacations Trust 2019-A, 2019 AA, 144A 2.340% 7/25/33 160,924
273 J.P. Morgan Mortgage Trust 2022-6, 2022 6, 144A 3.000% 11/25/52 228,550
239 JP Morgan Mortgage Trust 2017-5, 2017 5, 144A 3.912% 10/26/48 232,227
257 JP MORGAN MORTGAGE TRUST 2018-5, 2018 5, 144A 3.500% 10/25/48 223,574
252 JP Morgan Mortgage Trust 2020-1, 2020 1, 144A 3.823% 6/25/50 220,189
417 JP Morgan Mortgage Trust 2020-7, 2020 7, 144A 3.000% 1/25/51 347,424
243 JP Morgan Mortgage Trust 2021-11, 2021 11, 144A 2.500% 1/25/52 195,479
23 JP Morgan Mortgage Trust 2021-4, 2021 4, 144A 2.881% 8/25/51 18,110
250 JPMBB Commercial Mortgage Securities Trust 2014-C23,
2014 C23
4.632% 9/15/47 243,697
300 (b) Magnetite XXXVII Ltd, (TSFR3M reference rate + 2.300%
spread), 2023 37A, 144A
7.726% 10/20/36 302,857
285 Morgan Stanley Residential Mortgage Loan Trust 2023-1,
2023 1, 144A
4.000% 2/25/53 257,443
222 MVW 2020-1 LLC, 2020 1A, 144A 1.740% 10/20/37 208,488
222 MVW Owner Trust 2019-1, 2019 1A, 144A 2.890% 11/20/36 213,841
220 (b) Myers Park CLO Ltd, (TSFR3M reference rate + 1.862%
spread), 2018 1A, 144A
7.179% 10/20/30 220,124
88 (b) OBX 2018-1 Trust, (TSFR1M reference rate + 0.764%
spread), 2018 1, 144A
4.658% 6/25/57 84,335
284 OBX 2022-INV5 Trust, 2022 INV5, 144A 4.000% 10/25/52 255,296
89 Oceanview Mortgage Trust 2022-1, 2022 1, 144A 4.500% 11/25/52 84,176
250 One Bryant Park Trust 2019-OBP, 2019 OBP, 144A 2.516% 9/15/54 216,116

Principal
Amount (000) Description (a) Coupon Maturity Value
X–
ASSET-BACKED AND MORTGAGE-BACKED SECURITIES (continued)
$ 350 (b) OneMain Financial Issuance Trust 2021-1, (SOFR30A
reference rate + 0.760% spread), 2021 1A, 144A
6.106% 6/16/36 $ 345,183
250 PenFed Auto Receivables Owner Trust 2022-A, 2022 A,
144A
4.830% 12/15/28 246,213
290 RCKT Mortgage Trust 2022-4, 2022 4, 144A 4.000% 6/25/52 261,126
208 Sequoia Mortgage Trust 2021-4, 2021 4, 144A 2.500% 6/25/51 167,060
142 Taco Bell Funding LLC, 2021 1A, 144A 1.946% 8/25/51 129,132
234 Taco Bell Funding LLC, 2016 1A, 144A 4.970% 5/25/46 230,845
260 Tesla Auto Lease Trust, 2023 B, 144A 6.570% 8/20/27 265,485
250 (b) Texas Debt Capital CLO 2024-I Ltd, (TSFR3M reference rate
+ 1.950% spread), 2024 1A, 144A, (WI/DD)
0.000% 4/22/37 250,313
500 Wells Fargo Commercial Mortgage Trust 2015-NXS2, 2015
NXS2
3.767% 7/15/58 483,699
165 Wells Fargo Commercial Mortgage Trust 2017-C38, 2017
C38
3.917% 7/15/50 152,948
Total Asset-Backed and Mortgage-Backed Securities
(cost $24,873,352) 25,713,888
Principal
Amount (000) Description (a) Coupon Maturity Value
X –
CORPORATE BONDS - 1 .0 % X 256,698
Equity Real Estate Investment Trusts (REITs) - 1.0%
$ 250 SBA Tower Trust, 144A 6.599% 1/15/28 $ 256,698
Total Equity Real Estate Investment Trusts (REITs) 256,698
Total Corporate Bonds
(cost $254,205) 256,698
Total Long-Term Investments
(cost $25,127,557) 25,970,586
Other Assets & Liabilities, Net -   0.9% 247,597
Net Assets - 100% $ 26,218,183
For Fund portfolio compliance purposes, the Fund’s industry classifications refer to any one or more of the industry sub-classifications used by one or more widely recognized market indexes or ratings group indexes, and/or as defined by Fund management. This definition may not apply for purposes of this report, which may combine industry sub-classifications into sectors for reporting ease.
(a) All percentages shown in the Portfolio of Investments are based on net assets.
(b) Variable rate security. The rate shown is the coupon as of the end of the reporting period.
144A Investment is exempt from registration under Rule 144A of the Securities Act of 1933, as amended. These investments may only be resold in transactions exempt from registration, which are normally those transactions with qualified institutional buyers.
LIBOR London Inter-Bank Offered Rate
REIT Real Estate Investment Trust
SOFR
30A 30 Day Average Secured Overnight Financing Rate
TSFR
1M CME Term SOFR 1 Month
TSFR
3M CME Term SOFR 3 Month
WI/DD When-issued or delayed delivery security.
See Notes to Financial Statements

Statement of Assets and Liabilities
See Notes to Financial Statements

January 31, 2024 (Unaudited)
Municipal Total
Return
Core Impact
Bond
Emerging
Markets Debt High Yield
Preferred
Securities and
Income
Securitized
Credit
ASSETS
Long-term investments, at value
†‡
$ 1,459,939,911 $ 8,830,445 $ 26,637,271 $ 17,068,952 $ 17,174,847 $ 25,970,586
Investments purchased with collateral from
securities lending, at value (cost approximates
value) – 164,348 525,045 2,440,418 2,200,652 –
Short-term investments, at value
◊
14,615,000 – – – – –
Cash 42,184,408 53,455 971,800 423,389 67,957 535,670
Receivables:
Interest 15,279,969 84,055 313,137 266,619 271,896 93,661
Investments sold 6,967,806 – – 741,077 – 154,536
Reimbursement from Adviser 84,535 14,653 10,555 10,716 9,768 9,945
Shares sold 4,869,406 – – – – –
Other 145,676 9,574 17,407 17,121 16,887 16,412
Total assets 1,544,086,711 9,156,530 28,475,215 20,968,292 19,742,007 26,780,810
LIABILITIES
Cash overdraft denominated in foreign currencies
*
– – – – 2,052 –
Payables:
Collateral from securities lending – 164,348 525,045 2,440,418 2,200,652 –
Dividends 1,149,226 32,972 – 99,406 89,992 93,243
Interest 707 1 26 1 2 1
Investments purchased - regular settlement 6,298,519 — – 135,325 – —
Investments purchased - when-issued/delayed-
delivery settlement 7,218,634 3,983 – 300,481 – 405,330
Shares redeemed 3,953,091 – – 8,829 4,603 18,126
Accrued expenses:
Custodian fees 121,012 15,903 15,537 18,517 9,127 12,001
Trustees fees 86,392 215 485 299 287 427
Professional fees 58,883 68,081 32,171 32,134 32,845 32,320
Shareholder reporting expenses 18,820 12,059 320 365 365 320
Shareholder servicing agent fees 121,157 23 79 62 59 78
Other 3,762 187 331 555 283 781
Total liabilities 19,030,203 297,772 573,994 3,036,392 2,340,267 562,627
Net assets $ 1,525,056,508 $ 8,858,758 $ 27,901,221 $ 17,931,900 $ 17,401,740 $ 26,218,183
NET ASSETS CONSIST OF:
Paid-in capital $ 1,665,946,902 $ 11,124,809 $ 26,658,180 $ 17,331,590 $ 17,029,716 $ 25,239,825
Total distributable earnings (loss) (140,890,394) (2,266,051) 1,243,041 600,310 372,024 978,358
Net assets $ 1,525,056,508 $ 8,858,758 $ 27,901,221 $ 17,931,900 $ 17,401,740 $ 26,218,183
Shares outstanding 148,724,347 1,126,007 2,659,033 1,731,860 1,704,979 2,512,778
Net assets value ("NAV") per share 10 .25 7 .87 10 .49 10 .35 10 .21 10 .43
†
Long-term investments, cost $ 1,437,039,161 $ 10,179,865 $ 25,609,856 $ 16,502,005 $ 16,846,693 $ 25,127,557
◊
Short-term investments, cost $ 14,615,000 $ — $ — $ — $ — $ —
‡ Includes securities loaned of $ — $ 160,054 $ 507,066 $ 2,342,526 $ 2,110,387 $ —
*
Cash overdraft denominated in foreign
currencies, cost $ — $ — $ — $ — $ 2,080 $ —
Municipal Total
Return
Core Impact
Bond
Emerging
Markets Debt High Yield
Preferred
Securities and
Income
Securitized
Credit
Authorized shares - per class Unlimited Unlimited Unlimited Unlimited Unlimited Unlimited
Par value per share $   0.01 $   0.01 $   0.01 $   0.01 $   0.01 $   0.01

Statement of Operations
See Notes to Financial Statements

Six Months Ended January 31, 2024 (Unaudited)
Municipal Total
Return Core Impact Bond
Emerging Markets
Debt High Yield
Preferred Securities
and Income
INVESTMENT INCOME
Dividends $ — $ — $ — $ — $ 25,108
Interest 28,742,244 238,461 880,055 656,394 554,285
Securities lending income, net — 231 2,135 6,498 5,330
Tax withheld — — (425) — (2,080)
Total investment income 28,742,244 238,692 881,765 662,892 582,643
EXPENSES
– – – – –
Shareholder servicing agent fees - Class I 196,421 117 81 81 81
Interest expense 35,498 27 111 11 11
Trustees fees 26,315 156 504 321 302
Custodian expenses (43,297) 14,092 13,574 17,658 7,004
Registration fees 97,929 16,379 12,748 12,522 12,483
Professional fees 73,145 56,400 39,264 31,747 45,897
Shareholder reporting expenses 16,790 11,557 3,777 3,847 3,976
Other 4,563 2,037 2,768 3,326 1,903
Total expenses before fee waiver/expense
reimbursement 407,364 100,765 72,827 69,513 71,657
Fee waiver/expense reimbursement (507,050) (100,743) (72,733) (69,513) (71,657)
Net expenses (99,686) 22 94 — —
Net investment income (loss) 28,841,930 238,670 881,671 662,892 582,643
REALIZED AND UNREALIZED GAIN (LOSS)
Realized gain (loss) from:
Investments (18,304,479) (285,824) 94,399 29,739 51,237
Net realized gain (loss) (18,304,479) (285,824) 94,399 29,739 51,237
Change in unrealized appreciation (depreciation) on:
Investments 30,288,741 392,636 (62,064) 354,365 603,076
Foreign currency translations — — — — 28
Net change in unrealized appreciation (depreciation) 30,288,741 392,636 (62,064) 354,365 603,104
Net realized and unrealized gain (loss) 11,984,262 106,812 32,335 384,104 654,341
Net increase (decrease) in net assets from operations $ 40,826,192 $ 345,482 $ 914,006 $ 1,046,996 $ 1,236,984

Statement of Operations
(continued)
See Notes to Financial Statements

Six Months Ended January 31, 2024 (Unaudited) Securitized Credit
INVESTMENT INCOME
Interest $ 712,292
Total investment income 712,292
EXPENSES
–
Shareholder servicing agent fees - Class I 81
Interest expense 13
Trustees fees 472
Custodian expenses 9,362
Registration fees 13,129
Professional fees 32,013
Shareholder reporting expenses 3,941
Other 2,165
Total expenses before fee waiver/expense reimbursement 61,176
Fee waiver/expense reimbursement (61,176)
Net expenses —
Net investment income (loss) 712,292
REALIZED AND UNREALIZED GAIN (LOSS)
Realized gain (loss) from:
Investments 136,618
Net realized gain (loss) 136,618
Change in unrealized appreciation (depreciation) on:
Investments 320,538
Net change in unrealized appreciation (depreciation) 320,538
Net realized and unrealized gain (loss) 457,156
Net increase (decrease) in net assets from operations $ 1,169,448

Statement of Changes in Net Assets
See Notes to Financial Statements

Municipal Total Return
Unaudited
Six Months Ended
1/31/24
Year Ended
7/31/23
OPERATIONS
Net investment income (loss) $ 28,841,930 $ 50,201,454
Net realized gain (loss) (18,304,479) (101,338,619)
Net change in unrealized appreciation (depreciation) 30,288,741 39,435,944
Net increase (decrease) in net assets from operations 40,826,192 (11,701,221)
DISTRIBUTIONS TO SHAREHOLDERS
Dividends (27,873,777) (50,040,266)
Total distributions (27,873,777) (50,040,266)
FUND SHARE TRANSACTIONS
Subscriptions 400,353,268 789,630,438
Reinvestments of distributions 21,555,133 37,754,645
Redemptions (393,844,171) (758,898,628)
Net increase (decrease) from Fund share transactions 28,064,230 68,486,455
Net increase (decrease) in net assets 41,016,645 6,744,968
Net assets at the beginning of period 1,484,039,863 1,477,294,895
Net assets at the end of period $ 1,525,056,508 $ 1,484,039,863

See Notes to Financial Statements

Core Impact Bond
Unaudited
Six Months Ended
1/31/24
Nine Months Ended
7/31/23
Year Ended
10/31/22
Operations
Net investment income (loss) $ 238,670 $ 276,682 $ 295,489
Net realized gain (loss) (285,824) (306,108) (247,326)
Net change in unrealized appreciation (depreciation) 392,636 506,380 (2,152,999)
Net increase (decrease) in net assets from operations 345,482 476,954 (2,104,836)
Distributions to Shareholders
Dividends (207,239) (294,771) (314,641)
Decrease in net assets from distributions to shareholders (207,239) (294,771) (314,641)
Fund Share Transactions
Subscriptions – 6,000 –
Reinvestments of distributions 4,225 294,776 314,635
Net increase (decrease) from Fund share transactions 4,225 300,776 314,635
Net increase (decrease) in net assets from Fund share transactions 4,225 300,776 314,635
Net increase (decrease) in net assets 142,468 482,959 (2,104,842)
Net assets at the beginning of period 8,716,290 8,233,331 10,338,173
Net assets at the end of period $ 8,858,758 $ 8,716,290 $ 8,233,331

See Notes to Financial Statements

Emerging Markets Debt High Yield
Unaudited
Six Months Ended
1/31/24
For the Period
11/01/22
(commencement of
operations)
through
7/31/23
Unaudited
Six Months Ended
1/31/24
For the Period
11/01/22
(commencement of
operations)
through
7/31/23
OPERATIONS
Net investment income (loss) $ 881,671 $ 1,241,668 $ 662,892 $ 833,762
Net realized gain (loss) 94,399 141,523 29,739 4,039
Net change in unrealized appreciation (depreciation) (62,064) 1,089,479 354,365 212,582
Net increase (decrease) in net assets from operations 914,006 2,472,670 1,046,996 1,050,383
DISTRIBUTIONS TO SHAREHOLDERS
Dividends (1,044,834) (1,098,801) (657,836) (839,233)
Total distributions (1,044,834) (1,098,801) (657,836) (839,233)
FUND SHARE TRANSACTIONS
Subscriptions 519,965 25,030,000 1,389,965 15,080,000
Reinvestments of distributions 21,069 1,098,801 52,214 839,230
Redemptions (11,655) – (29,819) –
Net increase (decrease) from Fund share transactions 529,379 26,128,801 1,412,360 15,919,230
Net increase (decrease) in net assets 398,551 27,502,670 1,801,520 16,130,380
Net assets at the beginning of period 27,502,670 – 16,130,380 –
Net assets at the end of period $ 27,901,221 $ 27,502,670 $ 17,931,900 $ 16,130,380

See Notes to Financial Statements

Preferred Securities and Income Securitized Credit
Unaudited
Six Months Ended
1/31/24
For the Period
11/01/22
(commencement of
operations)
through
7/31/23
Unaudited
Six Months Ended
1/31/24
For the Period
11/01/22
(commencement of
operations)
through
7/31/23
OPERATIONS
Net investment income (loss) $ 582,643 $ 770,145 $ 712,292 $ 819,378
Net realized gain (loss) 51,237 36,365 136,618 32,279
Net change in unrealized appreciation (depreciation) 603,104 (274,922) 320,538 522,491
Net increase (decrease) in net assets from operations 1,236,984 531,588 1,169,448 1,374,148
DISTRIBUTIONS TO SHAREHOLDERS
Dividends (610,195) (786,353) (813,562) (751,676)
Total distributions (610,195) (786,353) (813,562) (751,676)
FUND SHARE TRANSACTIONS
Subscriptions 1,176,965 15,050,000 4,199,965 20,240,000
Reinvestments of distributions 33,449 786,355 134,531 751,674
Redemptions (17,053) – (86,345) –
Net increase (decrease) from Fund share transactions 1,193,361 15,836,355 4,248,151 20,991,674
Net increase (decrease) in net assets 1,820,150 15,581,590 4,604,037 21,614,146
Net assets at the beginning of period 15,581,590 – 21,614,146 –
Net assets at the end of period $ 17,401,740 $ 15,581,590 $ 26,218,183 $ 21,614,146

Financial Highlights

The following data is for a share outstanding for each fiscal year end unless otherwise noted:
Investment Operations Less Distributions
Net Asset
Value,
Beginning
of Period
Net
Investment
Income (NII)
(Loss)(a)
Net
Realized/
Unrealized
Gain (Loss) Total
From
NII
From
Net Realized
Gains Total
Net Asset
Value, End
of Period
Municipal Total Return
1/31/24(e) $ 10.13 $ 0.20 $ 0.11 $ 0.31 $ (0.19) $ — $ (0.19) $ 10.25
7/31/23 10.52 0.36 (0.39) (0.03) (0.36) — (0.36) 10.13
7/31/22 11.95 0.32 (1.43) (1.11) (0.32) — (0.32) 10.52
7/31/21 11.71 0.33 0.24 0.57 (0.33) — (0.33) 11.95
7/31/20 11.50 0.35 0.21 0.56 (0.35) — (0.35) 11.71
7/31/19 10.94 0.38 0.56 0.94 (0.38) — (0.38) 11.50
(a)
Based on average shares outstanding.
(b)
Percentage is not annualized.
(c)
The expense ratios reflect, among other things, the interest expense deemed to have been paid by the Fund on the floating rate certificates issued by the special purpose trusts for the self-deposited inverse floaters held by the Fund, where applicable, as described in Notes to
Financial Statements and the interest expense and fees paid on borrowings, as described in Notes to Financial Statements.
(d)
After fee waiver and/or expense reimbursement from the Adviser, where applicable. See Notes to Financial Statements for more information.
(e)
Unaudited.
(f)
Annualized.
(g)
Value rounded to zero.

See Notes to Financial Statements

Ratio/Supplemental Data
Ratios to Average Net Assets
Total
Return(b)
Net Assets,
End of
Period (000)
Gross
Expenses
Including
Interest(c)
Gross
Expenses
Excluding
Interest
Net
Expenses
Including
Interest(c),(d)
Net
Expenses
Excluding
Interest(d)
NII
(Loss)(d)
Portfolio
Turnover
Rate
3 .17% $ 1,525,057 0 .05% (f) 0 .05% (f) ( 0 .02 ) % (f) ( 0 .02 ) % (f) 4 .00% (f) 29%
( 0 .19 ) 1,484,040 0 .11 0 .06 0 .04 — (g) 3 .59 58
( 9 .42 ) 1,477,295 0 .11 0 .05 0 .06 — 2 .81 32
4 .96 1,631,074 0 .10 0 .05 0 .05 — (g) 2 .80 7
5 .00 1,358,883 0 .18 0 .06 0 .12 — 3 .07 19
8 .75 1,220,749 0 .18 0 .06 0 .12 — 3 .41 20

Financial Highlights
(continued)
The Fund's fiscal year end is July 31st. Prior to the fiscal year ended July 31, 2023, the fiscal year end was October 31st.
The following data is for a share outstanding for each fiscal year end unless otherwise noted:
4
Investment Operations Less Distributions
Net Asset
Value,
Beginning
of Period
Net
Investment
Income (NII)
(Loss)(a)
Net
Realized/
Unrealized
Gain (Loss) Total
From
NII
From
Net Realized
Gains Total
Net Asset
Value, End
of Period
Core Impact Bond
1/31/24(d) $ 7.74 $ 0.21 $ 0.10 $ 0.31 $ (0.18) $ — $ (0.18) $ 7.87
7/31/23(e) 7.57 0.25 0.19 0.44 (0.27) — (0.27) 7.74
10/31/22 9.84 0.28 (2.25) (1.97) (0.30) — (0.30) 7.57
10/31/21 9.90 0.24 (0.03) 0.21 (0.27) — (0.27) 9.84
10/31/20(h) 10.00 0.04 (0.12) (0.08) (0.02) — (0.02) 9.90
(a)
Based on average shares outstanding.
(b)
Percentage is not annualized.
(c)
After fee waiver and/or expense reimbursement from the Adviser, where applicable. See Notes to Financial Statements for more information.
(d)
Unaudited.
(e)
For the nine months ended July 31, 2023.
(f)
Annualized.
(g)
Value rounded to zero.
(h)
For the period July 9, 2020 (commencement of operations) through October 31, 2020.

See Notes to Financial Statements

Ratio/Supplemental Data
Ratios to Average Net Assets
Total
Return(b)
Net Assets,
End of
Period (000)
Gross
Expenses
Net
Expenses(c)
NII
(Loss)(c)
Portfolio
Turnover
Rate
4.16% $ 8,859 2.35% (f) —(f),(g) 5.56% (f) 30%
5.77 8,716 2.56 (f) —(f),(g) 4.26 (f) 46
(20.41) 8,233 2.16 —(g) 3.15 53
2.17 10,338 2.13 —(g) 2.39 96
(0.77) 10,122 0.99 (f) —(f) 1.13 (f) 113

Financial Highlights
(continued)
The following data is for a share outstanding for each fiscal year end unless otherwise noted:
Investment Operations Less Distributions
Net Asset
Value,
Beginning
of Period
Net
Investment
Income (NII)
(Loss)(a)
Net
Realized/
Unrealized
Gain (Loss) Total
From
NII
From
Net Realized
Gains Total
Net Asset
Value, End
of Period
Emerging Markets Debt
1/31/24(d) $ 10.55 $ 0.33 $ — (f) $ 0.33 $ (0.33) $ (0.06) $ (0.39) $ 10.49
7/31/23(g) 10.00 0.49 0.49 0.98 (0.43) — (0.43) 10.55
(a)
Based on average shares outstanding.
(b)
Percentage is not annualized.
(c)
After fee waiver and/or expense reimbursement from the Adviser, where applicable. See Notes to Financial Statements for more information.
(d)
Unaudited.
(e)
Annualized.
(f)
Value rounded to zero.
(g)
For the period November 1, 2022 (commencement of operations) through July 31, 2023.

See Notes to Financial Statements

Ratio/Supplemental Data
Ratios to Average Net Assets
Total
Return(b)
Net Assets,
End of
Period (000)
Gross
Expenses
Net
Expenses(c)
NII
(Loss)(c)
Portfolio
Turnover
Rate
3.25% $ 27,901 0.53% (e) —(e),(f) 6.42% (e) 11%
9.93 27,503 0.51 (e) —(e),(f) 6.22 (e) 15

Financial Highlights
(continued)
The following data is for a share outstanding for each fiscal year end unless otherwise noted:
Investment Operations Less Distributions
Net Asset
Value,
Beginning
of Period
Net
Investment
Income (NII)
(Loss)(a)
Net
Realized/
Unrealized
Gain (Loss) Total
From
NII
From
Net Realized
Gains Total
Net Asset
Value, End
of Period
High Yield
1/31/24(d) $ 10.14 $ 0.39 $ 0.20 $ 0.59 $ (0.38) $ ( — ) (e) $ (0.38) $ 10.35
7/31/23(g) 10.00 0.54 0.14 0.68 (0.54) — (0.54) 10.14
(a)
Based on average shares outstanding.
(b)
Percentage is not annualized.
(c)
After fee waiver and/or expense reimbursement from the Adviser, where applicable. See Notes to Financial Statements for more information.
(d)
Unaudited.
(e)
Value rounded to zero.
(f)
Annualized.
(g)
For the period November 1, 2022 (commencement of operations) through July 31, 2023.

See Notes to Financial Statements

Ratio/Supplemental Data
Ratios to Average Net Assets
Total
Return(b)
Net Assets,
End of
Period (000)
Gross
Expenses
Net
Expenses(c)
NII
(Loss)(c)
Portfolio
Turnover
Rate
6 .00% $ 17,932 0 .80% (f) — (f) 7 .62% (f) 28%
7 .01 16,130 0 .87 (f) — (f) 7 .19 (f) 16

Financial Highlights
(continued)
The following data is for a share outstanding for each fiscal year end unless otherwise noted:
Investment Operations Less Distributions
Net Asset
Value,
Beginning
of Period
Net
Investment
Income (NII)
(Loss)(a)
Net
Realized/
Unrealized
Gain (Loss) Total
From
NII
From
Net Realized
Gains Total
Net Asset
Value, End
of Period
Preferred Securities and Income
1/31/24(d) $ 9.84 $ 0.35 $ 0.38 $ 0.73 $ (0.34) $ (0.02) $ (0.36) $ 10.21
7/31/23(f) 10.00 0.50 (0.15) 0.35 (0.51) — (0.51) 9.84
(a)
Based on average shares outstanding.
(b)
Percentage is not annualized.
(c)
After fee waiver and/or expense reimbursement from the Adviser, where applicable. See Notes to Financial Statements for more information.
(d)
Unaudited.
(e)
Annualized.
(f)
For the period November 1, 2022 (commencement of operations) through July 31, 2023.

See Notes to Financial Statements

Ratio/Supplemental Data
Ratios to Average Net Assets
Total
Return(b)
Net Assets,
End of
Period (000)
Gross
Expenses
Net
Expenses(c)
NII
(Loss)(c)
Portfolio
Turnover
Rate
7 .67% $ 17,402 0 .87% (e) — (e) 7 .09% (e) 24%
3 .57 15,582 0 .79 (e) — (e) 6 .76 (e) 10

Financial Highlights
(continued)
The following data is for a share outstanding for each fiscal year end unless otherwise noted:
Investment Operations Less Distributions
Net Asset
Value,
Beginning
of Period
Net
Investment
Income (NII)
(Loss)(a)
Net
Realized/
Unrealized
Gain (Loss) Total
From
NII
From
Net Realized
Gains Total
Net Asset
Value, End
of Period
Securitized Credit
1/31/24(d) $ 10.31 $ 0.29 $ 0.16 $ 0.45 $ (0.30) $ (0.03) $ (0.33) $ 10.43
7/31/23(g) 10.00 0.40 0.28 0.68 (0.37) — (0.37) 10.31
(a)
Based on average shares outstanding.
(b)
Percentage is not annualized.
(c)
After fee waiver and/or expense reimbursement from the Adviser, where applicable. See Notes to Financial Statements for more information.
(d)
Unaudited.
(e)
Annualized.
(f)
Value rounded to zero.
(g)
For the period November 1, 2022 (commencement of operations) through July 31, 2023.

See Notes to Financial Statements

Ratio/Supplemental Data
Ratios to Average Net Assets
Total
Return(b)
Net Assets,
End of
Period (000)
Gross
Expenses
Net
Expenses(c)
NII
(Loss)(c)
Portfolio
Turnover
Rate
4 .44% $ 26,218 0 .48% (e) — (e) ,(f) 5 .61% (e) 34%
6 .82 21,614 0 .66 (e) — (e) 5 .20 (e) 17

Notes to Financial Statements
(Unaudited)
1. General Information
Trust and Fund Information: The Nuveen Managed Accounts Portfolios Trust (the “Trust”) is an open-end management investment company registered under the Investment Company Act of 1940 (the “1940 Act”), as amended. The Trust is comprised of Municipal Total Return Managed
Accounts Portfolio (“Municipal Total Return”), Nuveen Core Impact Bond Managed Accounts Portfolio (“Core Impact Bond”), Nuveen Emerging
Markets Debt Managed Accounts Portfolio (“Emerging Markets Debt”), Nuveen High Yield Managed Accounts Portfolio (“High Yield”), Nuveen
Preferred Securities and Income Managed Accounts Portfolio (“Preferred Securities and Income”), Nuveen Securitized Credit Managed Accounts
Portfolio (“Securitized Credit”) (each a “Fund” and collectively the “Funds”), as diversified funds, among others. The Trust was organized as a
Massachusetts business trust on November 14, 2006.
Each Fund is developed exclusively for use within separately managed accounts sponsored by Nuveen, LLC (“Nuveen”). Each Fund is a specialized municipal bond fund to be used in combination with selected individual securities to effectively model institutional-level investment strategies. Each
Fund enables certain Nuveen municipal separately managed account investors to achieve greater diversification and return potential that smaller managed accounts might otherwise achieve by investing in additional fixed-income classes, including those that have a lower credit quality, higher yielding securities and to gain access to special investment opportunities normally available only to institutional investors.
Current Fiscal Period: The end of the reporting period for the Funds is January 31, 2024, and the period covered by these Notes to Financial
Statements is the six months ended January 31, 2024 (the "current fiscal period").
Investment Adviser and Sub-Adviser: The Funds' investment adviser is Nuveen Fund Advisors, LLC (the “Adviser”), a subsidiary of Nuveen, LLC
(“Nuveen”). Nuveen is the investment management arm of Teachers Insurance and Annuity Association of America (TIAA). The Adviser has overall responsibility for management of the Funds, oversees the management of the Funds' portfolio, manages the Funds' business affairs and provides certain clerical, bookkeeping and other administrative services, and, if necessary, asset allocation decisions. The Adviser has entered into  sub-
advisory agreements with Nuveen Asset Management, LLC, (the “Sub-Adviser”), a subsidiary of the Adviser, under which the Sub-Adviser manages the investment portfolios of the Funds.
2. Significant Accounting Policies
The accompanying financial statements were prepared in accordance with accounting principles generally accepted in the United States of America
(“U.S. GAAP”), which may require the use of estimates made by management and the evaluation of subsequent events. Actual results may differ from those estimates. Each Fund is an investment company and follows accounting guidance in the Financial Accounting Standards Board (“FASB”)
Accounting Standards Codification 946, Financial Services — Investment Companies. The net asset value ("NAV") for financial reporting purposes may differ from the NAV for processing security and shareholder transactions. The NAV for financial reporting purposes includes security and common share transactions through the date of the report. Total return is computed based on the NAV used for processing security and common share transactions. The following is a summary of the significant accounting policies consistently followed by the Funds.
Compensation: The Trust pays no compensation directly to those of its officers, all of whom receive remuneration for their services to the Trust from the Adviser or its affiliates. The Funds' Board of Trustees (the "Board") has adopted a deferred compensation plan for independent trustees that enables trustees to elect to defer receipt of all or a portion of the annual compensation they are entitled to receive from certain Nuveen-advised funds. Under the plan, deferred amounts are treated as though equal dollar amounts had been invested in shares of select Nuveen-advised funds.
Custodian Fee Credit: As an alternative to overnight investments, Municipal Total Return has an arrangement with its custodian bank, State Street
Bank and Trust Company, (the “Custodian”) whereby certain custodian fees and expenses are reduced by net credits earned on the Fund’s cash on deposit with the bank. Credits for cash balances may be offset by charges for any days on which the Fund overdraws its account at the Custodian.
The amount of custodian fee credit earned by the Fund is recognized on the Statement of Operations as a component of “Custodian expenses, net.” During the current reporting period, the custodian fee credit earned by the Fund was as follows:
Distributions to Shareholders: Distributions to shareholders are recorded on the ex-dividend date. The amount, character and timing of distributions are determined in accordance with federal income tax regulations, which may differ from U.S. GAAP.
Foreign Currency Transactions and Translation: The books and records of the Funds are maintained in U.S. dollars. Assets, including investments, and liabilities denominated in foreign currencies are translated into U.S. dollars at the end of each day. Purchases and sales of securities, income and expenses are translated into U.S. dollars at the prevailing exchange rate on the respective dates of the transactions.
Net realized foreign currency gains and losses resulting from changes in exchange rates associated with (i) foreign currency, (ii) investments and (iii)
derivatives include foreign currency gains and losses between trade date and settlement date of the transactions, foreign currency transactions, and the difference between the amounts of interest and dividends recorded on the books of the Funds and the amounts actually received are recognized as a component of “Net realized gain (loss) from foreign currency transactions” on the Statement of Operations, when applicable.
Fund
Gross
Custodian Fee
Credits
Municipal Total Return
$ 122,707

The unrealized gains and losses resulting from changes in foreign currency exchange rates and changes in foreign exchange rates associated with
(i) investments and (ii) other assets and liabilities are recognized as a component of “Change in unrealized appreciation (depreciation) on foreign currency translations” on the Statement of Operations, when applicable. The unrealized gains and losses resulting from changes in foreign exchange rates associated with investments in derivatives are recognized as a component of the respective derivative’s related “Change in unrealized appreciation (depreciation)” on the Statement of Operations, when applicable.
As of the end of the reporting period, the following Funds' investments in non-U.S. securities were as follows:
Foreign Taxes: The Funds may be subject to foreign taxes on income, gains on investments or foreign currency repatriation, a portion of which may be recoverable. The Funds will accrue such taxes and recoveries as applicable, based upon the current interpretation of tax rules and regulations that exist in the markets in which the Funds invest.
Indemnifications: Under the Trust’s organizational documents, its officers and trustees are indemnified against certain liabilities arising out of the performance of their duties to the Trust. In addition, in the normal course of business, the Trust enters into contracts that provide general indemnifications to other parties. The Trust’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Trust that have not yet occurred. However, the Trust has not had prior claims or losses pursuant to these contracts and expects the risk of loss to be remote.
Investments and Investment Income: Securities transactions are accounted for as of the trade date for financial reporting purposes. Realized gains and losses on securities transactions are based upon the specific identification method. Investment income is recorded on the ex-dividend date, or for certain foreign securities, when information is available. Non-cash dividends received in the form of stock, if any, are recognized on the ex-dividend date and recorded at fair value. Interest income is recorded on an accrual basis and includes accretion of discounts and amortization of premiums for financial reporting purposes. Interest income also reflects payment-in-kind (“PIK”) interest and paydown gains and losses, if any. PIK interest represents income received in the form of securities in lieu of cash. Securities lending income is comprised of fees earned from borrowers and income earned on cash collateral investments.
Emerging Markets Debt Value
% of
Net Assets
Mexico $ 3,219,489 11.5%
Indonesia 1,883,682 6.7
Chile 1,699,911 6.1
United Arab Emirates 1,672,564 6.0
Brazil 1,290,807 4.6
Saudi Arabia 1,164,590 4.2
India 1,140,248 4.0
South Africa 1,067,456 3.8
Colombia 963,129 3.5
Israel 913,846 3.3
Peru 869,712 3.2
Panama 716,213 2.6
Qatar 660,583 2.4
Hungary 608,263 2.2
Malaysia 564,393 2.0
Poland 548,204 2.0
Philippines 547,140 2.0
Uruguay 541,949 1.9
Dominican Republic 474,207 1.7
Romania 462,741 1.7
Kazakhstan 438,794 1.6
Other 5,189,350 18.5
Total non-U.S. Securities $26,637,271 95.5%
Preferred Securities and Income Value
% of
Net Assets
United Kingdom $ 2,422,899 13.9%
France 1,772,488 10.2
Canada 1,441,104 8.3
Spain 794,130 4.6
Australia 639,942 3.7
Ireland 511,515 2.9
Switzerland 505,975 2.9
Netherlands 433,123 2.5
Germany 362,172 2.1
Italy 199,500 1.1
Total non-U.S. Securities $9,082,848 52.2%

Notes to Financial Statements
(Unaudited) (continued)
Netting Agreements: In the ordinary course of business, the Funds may enter into transactions subject to enforceable International Swaps and
Derivatives Association, Inc. (ISDA) master agreements or other similar arrangements (“netting agreements”). Generally, the right to offset in netting agreements allows each Fund to offset certain securities and derivatives with a specific counterparty, when applicable, as well as any collateral received or delivered to that counterparty based on the terms of the agreements. Generally, each Fund manages its cash collateral and securities collateral on a counterparty basis. With respect to certain counterparties, in accordance with the terms of the netting agreements, collateral posted to the Funds is held in a segregated account by the Funds’ custodian and/or with respect to those amounts which can be sold or repledged , are presented in the Funds’ Portfolio of Investments or Statement of Assets and Liabilities.
The Funds’ investments subject to netting agreements as of the end of the reporting period, if any, are further described later in these Notes to
Financials.
New Accounting Pronouncement: In June 2022, the FASB issued ASU 2022-03 to clarify the guidance in Topic 820, Fair Value Measurement
("Topic 820"). The amendments in ASU 2022-03 affect all entities that have investments in equity securities measured at fair value that are subject to a contractual sale restriction. ASU 2022-03 (1) clarifies the guidance in Topic 820, when measuring the fair value of an equity security subject to contractual restrictions that prohibit the sale of equity security, (2) amends a related illustrative example, and (3) introduces new disclosure requirements for equity securities subject to contractual sale restrictions that are measured at fair value in accordance with Topic 820. For public business entities, the amendments in ASU 2022-03 are effective for fiscal years beginning after December 15, 2023, and interim periods within those fiscal years. For all other entities, the amendments are effective for fiscal years beginning after December 15, 2024, and interim periods within those fiscal years. Early adoption is permitted for both interim and annual financial statements that have not yet been issued or made available for issuance. During the current fiscal period, the Funds adopted the new guidance and there was no material impact to the Funds.
3. Investment Valuation and Fair Value Measurements
The Funds’ investments in securities are recorded at their estimated fair value utilizing valuation methods approved by the Adviser, subject to oversight of the Board. Fair value is defined as the price that would be received upon selling an investment or transferring a liability in an orderly transaction to an independent buyer in the principal or most advantageous market for the investment. U.S. GAAP establishes the three-tier hierarchy which is used to maximize the use of observable market data and minimize the use of unobservable inputs and to establish classification of fair value measurements for disclosure purposes. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability.
Observable inputs are based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect management’s assumptions about the assumptions market participants would use in pricing the asset or liability. Unobservable inputs are based on the best information available in the circumstances. The following is a summary of the three-tiered hierarchy of valuation input levels.
Level 1 – Inputs are unadjusted and prices are determined using quoted prices in active markets for identical securities.
Level 2 – Prices are determined using other significant observable inputs (including quoted prices for similar securities, interest rates, credit spreads, etc.).
Level 3 – Prices are determined using significant unobservable inputs (including management’s assumptions in determining the fair value of investments).
A description of the valuation techniques applied to the Funds’ major classifications of assets and liabilities measured at fair value follows:
Equity securities and exchange-traded funds listed or traded on a national market or exchange are valued based on their last reported sales price or official closing price of such market or exchange on the valuation date. Foreign equity securities and registered investment companies that trade on a foreign exchange are valued at the last reported sales price or official closing price on the principal exchange where traded, and converted to
U.S. dollars at the prevailing rates of exchange on the valuation date. For events affecting the value of foreign securities between the time when the exchange on which they are traded closes and the time when the Funds' net assets are calculated, such securities will be valued at fair value in accordance with procedures adopted by the Adviser, subject to the oversight of the Board. To the extent these securities are actively traded and no valuation adjustments are applied, they are generally classified as Level 1. When valuation adjustments are applied to the most recent last sales price or official closing price, these securities are generally classified as Level 2.
Prices of fixed-income securities are generally provided by pricing services approved by the Adviser, which is subject to review by the Adviser and oversight of the Board. Pricing services establish a security’s fair value using methods that may include consideration of the following: yields or prices of investments of comparable quality, type of issue, coupon, maturity and rating, market quotes or indications of value from security dealers, evaluations of anticipated cash flows or collateral, general market conditions and other information and analysis, including the obligor’s credit characteristics considered relevant. In pricing certain securities, particularly less liquid and lower quality securities, pricing services may consider information about a security, its issuer or market activity provided by the Adviser. These securities are generally classified as Level 2.
Investments in investment companies are valued at their respective NAVs or share price on the valuation date and are generally classified as Level 1.
For any portfolio security or derivative for which market quotations are not readily available or for which the Adviser deems the valuations derived using the valuation procedures described above not to reflect fair value, the Adviser will determine a fair value in good faith using alternative procedures approved by the Adviser, subject to the oversight of the Board. As a general principle, the fair value of a security is the amount that the owner might reasonably expect to receive for it in a current sale. A variety of factors may be considered in determining the fair value of such securities, which may include consideration of the following: yields or prices of investments of comparable quality, type of issue, coupon, maturity and rating, market quotes or indications of value from security dealers, evaluations of anticipated cash flows or collateral, general market conditions and other information and analysis, including the obligor’s credit characteristics considered relevant. To the extent the inputs are observable and timely, the values would be classified as Level 2; otherwise they would be classified as Level 3.

The following table summarizes the market value of the Funds’ investments as of the end of the reporting period, based on the inputs used to value them:
4. Portfolio Securities
Inverse Floating Rate Securities: Municipal Total Return is authorized to invest in inverse floating rate securities. An inverse floating rate security is created by depositing a municipal bond (referred to as an “Underlying Bond”), typically with a fixed interest rate, into a special purpose tender option bond (“TOB”) trust (referred to as the “TOB Trust”) created by or at the direction of one or more Funds. In turn, the TOB Trust issues (a)
Municipal Total Return
Level 1 Level 2 Level 3 Total
Long-Term Investments:
Municipal Bonds $ – $ 1,459,939,911 $ – $ 1,459,939,911
Short-Term Investments:
Municipal Bonds – 14,615,000 – 14,615,000
Total $ – $ 1,474,554,911 $ – $ 1,474,554,911
Core Impact Bond
Level 1 Level 2 Level 3 Total
Long-Term Investments:
Corporate Bonds $ – $ 4,664,752 $ – $ 4,664,752
Asset-Backed and Mortgage-Backed Securities – 2,369,035 – 2,369,035
Municipal Bonds – 684,885 – 684,885
Emerging Market Debt and Foreign Corporate Bonds – 634,381 – 634,381
U.S. Government and Agency Obligations – 380,392 – 380,392
$1,000 Par (or similar) Institutional Preferred – 97,000 – 97,000
Investments Purchased with Collateral from Securities
Lending 164,348 – – 164,348
Total $ 164,348 $ 8,830,445 $ – $ 8,994,793
Emerging Markets Debt
Level 1 Level 2 Level 3 Total
Long-Term Investments:
Sovereign Debt $ – $ 13,564,933 $ – $ 13,564,933
Corporate Bonds – 12,693,499 – 12,693,499
Contingent Capital Securities – 208,767 – 208,767
$1,000 Par (or similar) Institutional Preferred – 170,072 – 170,072
Investments Purchased with Collateral from Securities
Lending 525,045 – – 525,045
Total $ 525,045 $ 26,637,271 $ – $ 27,162,316
High Yield
Level 1 Level 2 Level 3 Total
Long-Term Investments:
Corporate Bonds $ – $ 17,068,952 $ – $ 17,068,952
Investments Purchased with Collateral from Securities
Lending 2,440,418 – – 2,440,418
Total $ 2,440,418 $ 17,068,952 $ – $ 19,509,370
Preferred Securities and Income
Level 1 Level 2 Level 3 Total
Long-Term Investments:
$1,000 Par (or similar) Institutional Preferred $ – $ 10,440,474 $ – $ 10,440,474
Contingent Capital Securities – 6,102,163 – 6,102,163
$25 Par (or similar) Retail Preferred 554,110 – – 554,110
Corporate Bonds – 78,100 – 78,100
Investments Purchased with Collateral from Securities
Lending 2,200,652 – – 2,200,652
Total $ 2,754,762 $ 16,620,737 $ – $ 19,375,499
Securitized Credit
Level 1 Level 2 Level 3 Total
Long-Term Investments:
Asset-Backed and Mortgage-Backed Securities $ – $ 25,713,888 $ – $ 25,713,888
Corporate Bonds – 256,698 – 256,698
Total $ – $ 25,970,586 $ – $ 25,970,586

Notes to Financial Statements
(Unaudited) (continued)
floating rate certificates (referred to as “Floaters”), in face amounts equal to some fraction of the Underlying Bond’s par amount or market value, and
(b) an inverse floating rate certificate (referred to as an “Inverse Floater”) that represents all remaining or residual interest in the TOB Trust. Floaters typically pay short-term tax-exempt interest rates to third parties who are also provided a right to tender their certificate and receive its par value, which may be paid from the proceeds of a remarketing of the Floaters, by a loan to the TOB Trust from a third party liquidity provider (“Liquidity
Provider”), or by the sale of assets from the TOB Trust. The Inverse Floater is issued to a long term investor, such as the Fund. The income received by the Inverse Floater holder varies inversely with the short-term rate paid to holders of the Floaters, and in most circumstances the Inverse Floater holder bears substantially all of the Underlying Bond’s downside investment risk and also benefits disproportionately from any potential appreciation of the Underlying Bond’s value. The value of an Inverse Floater will be more volatile than that of the Underlying Bond because the interest rate is dependent on not only the fixed coupon rate of the Underlying Bond but also on the short-term interest paid on the Floaters, and because the
Inverse Floater essentially bears the risk of loss (and possible gain) of the greater face value of the Underlying Bond.
The Inverse Floater held by the Fund gives the Fund the right to (a) cause the holders of the Floaters to tender their certificates at par (or slightly more than par in certain circumstances), and (b) have the trustee of the TOB Trust (the “Trustee”) transfer the Underlying Bond held by the TOB Trust to the Fund, thereby collapsing the TOB Trust.
A Fund may acquire an Inverse Floater in a transaction where it (a) transfers an Underlying Bond that it owns to a TOB Trust created by a third party or (b) transfers an Underlying Bond that it owns, or that it has purchased in a secondary market transaction for the purpose of creating an Inverse
Floater, to a TOB Trust created at its direction, and in return receives the Inverse Floater of the TOB Trust (referred to as a “self-deposited Inverse
Floater”). The Fund may also purchase an Inverse Floater in a secondary market transaction from a third party creator of the TOB Trust without first owning the Underlying Bond (referred to as an “externally-deposited Inverse Floater”).
An investment in a self-deposited Inverse Floater is accounted for as a “financing” transaction (i.e., a secured borrowing). For a self-deposited
Inverse Floater, the Underlying Bond deposited into the TOB Trust is identified in the Fund’s Portfolio of Investments as “(UB) – Underlying bond of an inverse floating rate trust reflected as a financing transaction,” with the Fund recognizing as liabilities, labeled “Floating rate obligations” on the
Statement of Assets and Liabilities, (a) the liquidation value of Floaters issued by the TOB Trust, and (b) the amount of any borrowings by the TOB
Trust from a Liquidity Provider to enable the TOB Trust to purchase outstanding Floaters in lieu of a remarketing. In addition, the Fund recognizes in
“Investment Income” the entire earnings of the Underlying Bond, and recognizes (a) the interest paid to the holders of the Floaters or on the TOB
Trust’s borrowings, and (b) other expenses related to remarketing, administration, trustee, liquidity and other services to a TOB Trust, as a component of “Interest expense” on the Statement of Operations. Earnings due from the Underlying Bond and interest due to the holders of the Floaters as of the end of the reporting period are recognized as components of “Receivable for interest” and “Payable for interest” on the Statement of Assets and Liabilities, respectively.
In contrast, an investment in an externally-deposited Inverse Floater is accounted for as a purchase of the Inverse Floater and is identified in the
Fund’s Portfolio of Investments as “(IF) – Inverse floating rate investment.” For an externally-deposited Inverse Floater, a Fund’s Statement of Assets and Liabilities recognizes the Inverse Floater and not the Underlying Bond as an asset, and the Fund does not recognize the Floaters, or any related borrowings from a Liquidity Provider, as a liability. Additionally, the Fund reflects in “Investment Income” only the net amount of earnings on the
Inverse Floater (net of the interest paid to the holders of the Floaters or the Liquidity Provider as lender, and the expenses of the Trust), and does not show the amount of that interest paid or the expenses of the TOB Trust as described above as interest expense on the Statement of Operations.
Fees paid upon the creation of a TOB Trust for self-deposited Inverse Floaters and externally-deposited Inverse Floaters are recognized as part of the cost basis of the Inverse Floater and are capitalized over the term of the TOB Trust.
As of the end of the reporting period, the aggregate value of Floaters issued by the Fund’s TOB Trust for self-deposited Inverse Floaters and externally-deposited Inverse Floaters was as follows:
During the current fiscal period, the average amount of Floaters (including any borrowings from a Liquidity Provider) outstanding, and the average annual interest rates and fees related to self-deposited Inverse Floaters, were as follows:
TOB Trusts are supported by a liquidity facility provided by a Liquidity Provider pursuant to which the Liquidity Provider agrees, in the event that
Floaters are (a) tendered to the Trustee for remarketing and the remarketing does not occur, or (b) subject to mandatory tender pursuant to the terms of the TOB Trust agreement, to either purchase Floaters or to provide the Trustee with an advance from a loan facility to fund the purchase of
Floaters by the TOB Trust. In certain circumstances, the Liquidity Provider may otherwise elect to have the Trustee sell the Underlying Bond to retire the Floaters that were tendered and not remarketed prior to providing such a loan. In these circumstances, the Liquidity Provider remains obligated to provide a loan to the extent that the proceeds of the sale of the Underlying Bond are not sufficient to pay the purchase price of the Floaters.
Fund
Floating Rate
Obligations: Self-
Deposited
Inverse Floaters
Floating Rate
Obligations:
Externally-Deposited
Inverse Floaters Total
Municipal Total Return
$ — $ — $ —
Fund
Average Floating
Rate Obligations
Outstanding
Average Annual
Interest Rate
And Fees
Municipal Total Return
$ 783,562 2.88%

The size of the commitment under the loan facility for a given TOB Trust is at least equal to the balance of that TOB Trust’s outstanding Floaters plus any accrued interest. In consideration of the loan facility, fee schedules are in place and are charged by the Liquidity Provider(s). Any loans made by the Liquidity Provider will be secured by the purchased Floaters held by the TOB Trust. Interest paid on any outstanding loan balances will be effectively borne by the Fund that owns the Inverse Floaters of the TOB Trust that has incurred the borrowing and may be at a rate that is greater than the rate that would have been paid had the Floaters been successfully remarketed.
As described above, any amounts outstanding under a liquidity facility are recognized as a component of “Floating rate obligations” on the
Statement of Assets and Liabilities by the Fund holding the corresponding Inverse Floaters issued by the borrowing TOB Trust. As of the end of the reporting period, there were no loans outstanding under any such facility.
The Fund may also enter into shortfall and forbearance agreements (sometimes referred to as a “recourse arrangement”) (TOB Trusts involving such agreements are referred to herein as “Recourse Trusts”), under which a Fund agrees to reimburse the Liquidity Provider for the Trust’s Floaters, in certain circumstances, for the amount (if any) by which the liquidation value of the Underlying Bond held by the TOB Trust may fall short of the sum of the liquidation value of the Floaters issued by the TOB Trust plus any amounts borrowed by the TOB Trust from the Liquidity Provider, plus any shortfalls in interest cash flows. Under these agreements, a Fund’s potential exposure to losses related to or on an Inverse Floater may increase beyond the value of the Inverse Floater as a Fund may potentially be liable to fulfill all amounts owed to holders of the Floaters or the Liquidity
Provider. Any such shortfall amount in the aggregate is recognized as “Unrealized depreciation on Recourse Trusts” on the Statement of Assets and
Liabilities.
As of the end of the reporting period, the Fund's maximum exposure to the Floaters issued by Recourse Trusts for self-deposited Inverse Floaters and externally-deposited Inverse Floaters was as follows:
Securities Lending: Each Fund (except for Municipal Total Return) may lend securities representing up to one-third of the value of its total assets to broker-dealers, banks, and other institutions in order to generate additional income. When loaning securities, a Fund retains the benefits of owning the securities, including the economic equivalent of dividends or interest generated by the security. The loans are continuous, can be recalled at any time, and have no set maturity. The Funds’ custodian, State Street Bank and Trust Company, serves as the securities lending agent (the “Agent”).
When a Fund loans its portfolio securities, it will receive, at the inception of each loan, cash collateral equal to an amount not less than 100% of the market value of the loaned securities. The actual percentage of the cash collateral will vary depending upon the asset type of the loaned securities.
Collateral for the loaned securities is invested in a government money market vehicle maintained by the Agent, which is subject to the requirements of Rule 2a-7 under the 1940 Act. The value of the loaned securities and the liability to return the cash collateral received are recognized on the
Statement of Assets and Liabilities. If the market value of the loaned securities increases, the borrower must furnish additional collateral to the Fund, which is also recognized on the Statement of Assets and Liabilities. Securities out on loan are subject to termination at any time at the option of the borrower or the Fund. Upon termination, the borrower is required to return to the Fund securities identical to the securities loaned. During the term of the loan, the Fund bears the market risk with respect to the investment of collateral and the risk that the Agent may default on its contractual obligations to the Fund. The Agent bears the risk that the borrower may default on its obligation to return the loaned securities as the Agent is contractually obligated to indemnify the Fund if at the time of a default by a borrower some or all of the loan securities have not been returned.
Securities lending income recognized by a Fund consists of earnings on invested collateral and lending fees, net of any rebates to the borrower and compensation to the Agent. Such income is recognized on the Statement of Operations.
As of the end of the current reporting period, the total value of the loaned securities and the total value of collateral received were as follows:
Fund
Maximum Exposure
to Recourse Trusts:
Self-Deposited
Inverse Floaters
Maximum Exposure
to Recourse Trusts:
Externally-Deposited
Inverse Floaters Total
Municipal Total Return
$ — $ — $ —
Fund Asset Class out on Loan
Long-Term
Investments, at
Value
Total Collateral
Received
Core Impact Bond Corporate Bonds $160,054 $164,348
Emerging Markets Debt Corporate Bonds 339,824 349,965
Sovereign Debt 167,242 175,080
Total $507,066 $525,045
High Yield Corporate Bonds $2,342,526 $2,440,418
Preferred Securities and Income
$1000 Par (or similar) Institutional
Preferred $2,110,387 $2,200,652

Notes to Financial Statements
(Unaudited) (continued)
Zero Coupon Securities: A zero coupon security does not pay a regular interest coupon to its holders during the life of the security. Income to the holder of the security comes from accretion of the difference between the original purchase price of the security at issuance and the par value of the security at maturity and is effectively paid at maturity. The market prices of zero coupon securities generally are more volatile than the market prices of securities that pay interest periodically.
Purchases and Sales: Long-term purchases and sales during the current fiscal period were as follows:
The Funds may purchase securities on a when-issued or delayed-delivery basis. Securities purchased on a when-issued or delayed-delivery basis may have extended settlement periods; interest income is not accrued until settlement date. Any securities so purchased are subject to market fluctuation during this period. If a Fund has outstanding when-issued/delayed-delivery purchases commitments as of the end of the reporting period, such amounts are recognized on the Statement of Assets and Liabilities.
5. Derivative Investments
Each Fund is authorized to invest in certain derivative instruments. As defined by U.S. GAAP, a derivative is a financial instrument whose value is derived from an underlying security price, foreign exchange rate, interest rate, index of prices or rates, or other variables. Investments in derivatives as of the end of and/or during the current fiscal period, if any, are included within the Statement of Assets and Liabilities and the Statement of
Operations, respectively.
Market and Counterparty Credit Risk: In the normal course of business each Fund may invest in financial instruments and enter into financial transactions where risk of potential loss exists due to changes in the market (market risk) or failure of the other party to the transaction to perform
(counterparty credit risk). The potential loss could exceed the value of the financial assets recorded on the financial statements. Financial assets, which potentially expose each Fund to counterparty credit risk, consist principally of cash due from counterparties on forward, option and swap transactions, when applicable. The extent of each Fund’s exposure to counterparty credit risk in respect to these financial assets approximates their carrying value as recorded on the Statement of Assets and Liabilities.
Each Fund helps manage counterparty credit risk by entering into agreements only with counterparties the Adviser believes have the financial resources to honor their obligations and by having the Adviser monitor the financial stability of the counterparties. Additionally, counterparties may be required to pledge collateral daily (based on the daily valuation of the financial asset) on behalf of each Fund with a value approximately equal to the amount of any unrealized gain above a pre-determined threshold. Reciprocally, when each Fund has an unrealized loss, the Funds have instructed the custodian to pledge assets of the Funds as collateral with a value approximately equal to the amount of the unrealized loss above a pre-determined threshold. Collateral pledges are monitored and subsequently adjusted if and when the valuations fluctuate, either up or down, by at least the pre-determined threshold amount.
6. Fund Shares
Transactions in Fund shares during the current and prior fiscal period were as follows:
Fund
Non-U.S.
Government
Purchases
U.S.
Government
Purchases
Non-U.S.
Government Sales
and Maturities
U.S.
Government
Sales
Municipal Total Return
$ 447,847,260 $ — $ 405,960,695 $ —
Core Impact Bond
977,056 1,678,707 880,735 1,669,781
Emerging Markets Debt
2,858,572 — 3,278,058 —
High Yield
5,374,010 — 4,593,966 —
Preferred Securities and Income
5,183,364 — 3,839,409 —
Securitized Credit
7,267,386 5,637,411 2,451,862 5,747,473
Six Months Ended
1/31/24
Year Ended
7/31/23
Municipal Total Return Shares Amount Shares Amount
Subscriptions 39,882,806 $400,353,268 78,221,908 $789,630,438
Reinvestments of distributions 2,159,288 21,555,133 3,747,380 37,754,645
Redemptions (39,842,879) (393,844,171) (75,819,611) (758,898,628)
Net increase (decrease) 2,199,215 $28,064,230 6,149,677 $68,486,455

7. Income Tax Information
Each Fund is a separate taxpayer for federal income tax purposes. Each Fund intends to distribute substantially all of its net investment income and net capital gains to shareholders and otherwise comply with the requirements of Subchapter M of the Internal Revenue Code applicable to regulated investment companies. Therefore, no federal income tax provision is required.
Municipal Total Return intends to satisfy conditions that will enable interest from municipal securities, which is exempt from regular federal income tax, to retain such tax-exempt status when distributed to shareholders of the Funds. Net realized capital gains and ordinary income distributions paid by the Funds are subject to federal taxation.
Each Fund files income tax returns in U.S. federal and applicable state and local jurisdictions. A Fund's federal income tax returns are generally subject to examination for a period of three fiscal years after being filed. State and local tax returns may be subject to examination for an additional period of time depending on the jurisdiction. Management has analyzed each Fund's tax positions taken for all open tax years and has concluded that no provision for income tax is required in the Fund's financial statements.
Unaudited
Six Months Ended
1/31/24
Nine Months Ended
7/31/23
Year Ended
10/31/22
Core Impact Bond Shares Amount Shares Amount Shares Amount
Subscriptions — $— 761 $6,000 — $—
Reinvestment of distributions 554 4,225 37,478 294,776 36,387 314,635
Net increase (decrease) 554 $4,225 38,239 $300,776 36,387 $314,635
1/31/24
For the Period
November 1, 2022
(commencement of operations)
through July 31, 2023
Emerging Markets Debt Shares Amount Shares Amount
Subscriptions 50,141 $519,965 2,502,871 $25,030,000
Reinvestments of distributions 2,034 21,069 105,086 1,098,801
Redemptions (1,099) (11,655) — —
Net increase (decrease) 51,076 $529,379 2,607,957 $26,128,801
1/31/24
For the Period
November 1, 2022
(commencement of operations)
through July 31, 2023
High Yield Shares Amount Shares Amount
Subscriptions 138,443 $1,389,965 1,507,984 $15,080,000
Reinvestments of distributions 5,168 52,214 83,168 839,230
Redemptions (2,903) (29,819) — —
Net increase (decrease) 140,708 $1,412,360 1,591,152 $15,919,230
1/31/24
For the Period
November 1, 2022
(commencement of operations)
through July 31, 2023
Preferred Securities and Income Shares Amount Shares Amount
Subscriptions 119,570 $1,176,965 1,504,766 $15,050,000
Reinvestments of distributions 3,380 33,449 78,964 786,355
Redemptions (1,701) (17,053) — —
Net increase (decrease) 121,249 $1,193,361 1,583,730 $15,836,355
1/31/24
For the Period
November 1, 2022
(commencement of operations)
through July 31, 2023
Securitized Credit Shares Amount Shares Amount
Subscriptions 412,165 $4,199,965 2,023,233 $20,240,000
Reinvestments of distributions 13,120 134,531 72,607 751,674
Redemptions (8,347) (86,345) — —
Net increase (decrease) 416,938 $4,248,151 2,095,840 $20,991,674

Notes to Financial Statements
(Unaudited) (continued)
As of the end of the reporting period, the aggregate cost and the net unrealized appreciation/(depreciation) of all investments for federal income tax purposes were as follows:
For purposes of this disclosure, tax cost generally includes the cost of portfolio investments as well as up-front fees or premiums exchanged on derivatives and any amounts unrealized for income statement reporting but realized income and/or capital gains for tax reporting, if applicable.
As of prior fiscal period end, the components of accumulated earnings on a tax basis were as follows:
As of prior fiscal period end, the Funds had capital loss carryforwards, which will not expire:
8. Management Fees and Other Transactions with Affiliates
Management Fees: The Adviser does not charge any management fees or other expenses directly to each Fund. The Adviser has agreed irrevocably during the existence of each Fund to waive all fees and pay or reimburse all expenses of each Fund (excluding interest expense, taxes, fees incurred in acquiring and disposing of portfolio securities and extraordinary expenses). The Adviser and the Sub-Adviser are compensated for their services to the Funds from the fee charged at the separately managed account level.
Other Transactions with Affiliates: As of the end of the reporting period, the percentage of Fund shares owned by TIAA are as follows:
Fund
Tax Cost
Gross Unrealized
Appreciation
Gross
Unrealized
(Depreciation)
Net
Unrealized
Appreciation
(Depreciation)
Municipal Total Return
$ 1,451,434,198 $ 31,839,363 $ (8,718,650) $ 23,120,713
Core Impact Bond
10,340,817 95,816 (1,441,840) (1,346,024)
Emerging Markets Debt
26,134,901 1,117,325 (89,910) 1,027,415
High Yield
18,942,423 621,533 (54,586) 566,947
Preferred Securities and Income
19,032,140 929,740 (586,381) 343,359
Securitized Credit
25,129,874 848,431 (7,719) 840,712
Fund
Undistributed
Tax-Exempt
Income
Undistributed
Ordinary
Income
Undistributed
Long-Term
Capital Gains
Unrealized
Appreciation
(Depreciation)
Capital Loss
Carryforwards
Late-Year Loss
Deferrals
Other
Book-to-Tax
Differences Total
Municipal Total
Return
$ 5,833,989 $ 47,764 $ — $ (7,229,013) $ (147,861,412) $ — $ (4,634,136) $ (153,842,808)
Core Impact
Bond
— 39,384 — (1,774,411) (636,639) — (32,628) (2,404,294)
Emerging
Markets Debt
— 284,390 — 1,089,479 — — — 1,373,869
High Yield
— 103,087 — 209,258 — — (101,195) 211,150
Preferred
Securities and
Income
— 98,993 — (267,607) — — (86,151) (254,765)
Securitized
Credit
— 196,929 — 519,861 — — (94,318) 622,472
Fund
Short-Term Long-Term Total
Municipal Total Return
$ 41,929,650 $ 105,931,762 $ 147,861,412
Core Impact Bond
205,706 430,933 636,639
Emerging Markets Debt
— — —
High Yield
— — —
Preferred Securities and Income
— — —
Securitized Credit
— — —
Fund
TIAA
Owned Shares
Municipal Total Return
— %
Core Impact Bond
97
Emerging Markets Debt
98
High Yield
91

9. Commitments and Contingencies
In the normal course of business, Municipal Total Return enters into a variety of agreements that may expose the Fund to some risk of loss. These could include recourse arrangements for certain TOB Trusts, which are described elsewhere in these Notes to Financial Statements. The risk of future loss arising from such agreements, while not quantifiable, is expected to be remote. As of the end of the reporting period, Municipal Total Return did not have any unfunded commitments.
From time to time, Municipal Total Return may be a party to certain legal proceedings in the ordinary course of business, including proceedings relating to the enforcement of the Funds’ rights under contracts. As of the end of the reporting period, Municipal Total Return is not subject to any material legal proceedings.
10. Borrowing Arrangements
Committed Line of Credit: The Funds, along with certain other funds managed by the Adviser (“Participating Funds”), have established a 364-day,
$2.700 billion standby credit facility with a group of lenders, under which the Participating Funds may borrow for temporary purposes (other than on-
going leveraging for investment purposes). Each Participating Fund is allocated a designated proportion of the facility’s capacity (and its associated costs, as described below) based upon a multi-factor assessment of the likelihood and frequency of its need to draw on the facility, the size of the
Fund and its anticipated draws, and the potential importance of such draws to the operations and well-being of the Fund, relative to those of the other Funds. A Fund may effect draws on the facility in excess of its designated capacity if and to the extent that other Participating Funds have undrawn capacity. The current credit facility was entered into on June 21, 2023 expiring on June 19, 2024, replacing the previous facility, which expired in June 2023.
The credit facility has the following terms: 0.15% per annum on unused commitment amounts and a drawn interest rate equal to the higher of (a)
OBFR (Overnight Bank Funding Rate) plus 1.20% per annum or (b) the Fed Funds Effective Rate plus 1.20% per annum on amounts borrowed.
Interest expense incurred by the Participating Funds, when applicable, is recognized as a component of “Interest expense” on the Statement of
Operations. Participating Funds paid administration, legal and arrangement fees, which are recognized as a component of “Interest expense”
on the Statement of Operations, and along with commitment fees, have been allocated among such Participating Funds based upon the relative proportions of the facility’s aggregate capacity reserved for them and other factors deemed relevant by the Adviser and the Board of each
Participating Fund.
During the current fiscal period, the Funds utilized this facility. The following Funds’ maximum outstanding balance during the utilization period was as follows:
During each Fund’s utilization period(s) during the current fiscal period, the average daily balance outstanding and average annual interest rate on the Borrowings were as follows:
Borrowings outstanding as of the end of the reporting period, if any, are recognized as “Borrowings” on the Statement of Assets and Liabilities.
Fund
TIAA
Owned Shares
Preferred Securities and Income
88%
Securitized Credit
82
Fund
Maximum
Outstanding
Balance
Emerging Markets Debt
$ 129,198
Fund
Utilization
Period (Days
Outstanding)
Average
Daily Balance
Outstanding
Average Annual
Interest Rate
Emerging Markets Debt
5 $ 129,198 6.53%

Shareholder Meeting Report
(Unaudited)
The special meeting of shareholders was held on November 20, 2023, for Nuveen Managed Accounts Portfolios Trust; at this meeting, the shareholders were asked to elect Board members.
Nuveen Managed
Accounts Portfolios
Trust
Approval of the Board Members was reached as follows:
Joseph A. Boateng
For 145,379,675
Withhold 83,058
Total 145,462,733
Michael A. Forrester
For 145,379,675
Withhold 83,058
Total 145,462,733
Thomas J. Kenny
For 145,379,675
Withhold 83,058
Total 145,462,733
Amy B.R. Lancellotta
For 145,349,945
Withhold 112,788
Total 145,462,733
Joanne T. Medero
For 145,349,945
Withhold 112,788
Total 145,462,733
Albin F. Moschner
For 145,349,945
Withhold 112,788
Total 145,462,733
John K. Nelson
For 145,349,945
Withhold 112,788
Total 145,462,733
Loren M. Starr
For 145,379,675
Withhold 83,058
Total 145,462,733
Matthew Thornton III
For 145,349,945
Withhold 112,788
Total 145,462,733
Terence J. Toth
For 145,349,945
Withhold 112,788
Total 145,462,733
Margaret L. Wolff
For 145,349,945
Withhold 112,788
Total 145,462,733
Robert L. Young
For 145,349,945
Withhold 112,788
Total 145,462,733

Additional Fund Information
(Unaudited)
Investment Adviser
Nuveen Fund Advisors, LLC
333 West Wacker Drive
Chicago, IL 60606
Sub-Adviser
Nuveen Asset Management,
LLC
333 West Wacker Drive
Chicago, IL 60606
Independent Registered
Public Accounting Firm
PricewaterhouseCoopers LLP
One North Wacker Drive
Chicago, IL 60606
Custodian
State Street Bank & Trust
Company
One Congress Street
Suite 1
Boston, MA 02114-2016
Legal Counsel
Chapman and Cutler
LLP
Chicago, IL 60603
Transfer Agent and
Shareholder Services
SS&C Global Investor &
Distribution Solutions, Inc.
P.O. Box 219140
Kansas City, MO 64121-9140
(800) 257-8787
Portfolio of Investments Information
Each Fund is required to file its complete schedule of portfolio holdings with the Securities and Exchange Commission (SEC) for the first and third quarters of each fiscal year as an exhibit to its report on Form N-PORT. You may obtain this information on the SEC’s website at http://www.sec.gov.
Nuveen Funds’ Proxy Voting Information
You may obtain (i) information regarding how each fund voted proxies relating to portfolio securities held during the most recent twelve-month period ended July 31, without charge, upon request, by calling Nuveen toll-free at (800) 257-8787 or on Nuveen’s website at www.nuveen.com and (ii) a description of the policies and procedures that each fund used to determine how to vote proxies relating to portfolio securities without charge, upon request, by calling Nuveen toll-free at (800) 257-8787. You may also obtain this information directly from the SEC. Visit the SEC on-line at http://www.sec.gov.
FINRA BrokerCheck:
The Financial Industry Regulatory Authority (FINRA) provides information regarding the disciplinary history of FINRA member firms and associated investment professionals. This information as well as an investor brochure describing FINRA BrokerCheck is available to the public by calling the FINRA BrokerCheck Hotline number at (800) 289-9999 or by visiting www.FINRA.org.

Glossary of Terms Used in this Report
(Unaudited)
Average Annual Total Return :
This is a commonly used method to express an investment’s performance over a particular, usually multi-year time period. It expresses the return that would have been necessary each year to equal the investment’s actual cumulative performance (including change in NAV or offer price and reinvested dividends and capital gains distributions, if any) over the time period being considered.
Duration:
Duration is a measure of the expected period over which a bond’s principal and interest will be paid, and consequently is a measure of the sensitivity of a bond’s or bond fund’s value to changes when market interest rates change. Generally, the longer a bond’s or fund’s duration, the more the price of the bond or fund will change as interest rates change.
Effective Leverage:
Effective leverage is a fund’s effective economic leverage, and includes both regulatory leverage (see leverage) and the leverage effects of certain derivative investments in the fund’s portfolio. Currently, the leverage effects of Tender
Option Bond (TOB) inverse floater holdings are included in effective leverage values, in addition to any regulatory leverage.
Inverse Floating Rate Securities:
Inverse floating rate securities, also known as inverse floaters or tender option bonds (TOBs), are created by depositing a municipal bond, typically with a fixed interest rate, into a special purpose trust. This trust, in turn,
(a) issues floating rate certificates typically paying short-term tax-exempt interest rates to third parties in amounts equal to some fraction of the deposited bond’s par amount or market value, and (b) issues an inverse floating rate certificate (sometimes referred to as an “inverse floater’’) to an investor (such as a Fund) interested in gaining investment exposure to a long-term municipal bond.
The income received by the holder of the inverse floater varies inversely with the short-term rate paid to the floating rate certificates’
holders, and in most circumstances the holder of the inverse floater bears substantially all of the underlying bond’s downside investment risk. The holder of the inverse floater typically also benefits disproportionately from any potential appreciation of the underlying bond’s value. Hence, an inverse floater essentially represents an investment in the underlying bond on a leveraged basis.
Leverage:
Leverage is created whenever a fund has investment exposure (both reward and/or risk) equivalent to more than 100%
of the investment capital.
Net Asset Value (NAV) Per Share:
A fund’s Net Assets is equal to its total assets (securities, cash, accrued earnings and receivables) less its total liabilities. NAV per share is equal to the fund’s Net Assets divided by its number of shares outstanding.
Pre-Refund Bond/Pre-Refunding:
Pre-Refunded Bond/Pre-Refunding, also known as advanced refundings or refinancings, is a procedure used by state and local governments to refinance municipal bonds to lower interest expenses. The issuer sells new bonds with a lower yield and uses the proceeds to buy U.S. Treasury securities, the interest from which is used to make payments on the higher yielding bonds. Because of this collateral, pre-refunding generally raises a bond’s credit rating and thus its value.
Tax Obligation/General Bonds:
Bonds backed by the general revenues of an issuer, including taxes, where the issuer has the ability to increase taxes by an unlimited amount to pay the bonds back.
Tax Obligation/Limited Bonds:
Bonds backed by the general revenues of an issuer, including taxes, where the issuer doesn't have the ability to increase taxes by an unlimited amount to pay the bonds back.
Total Investment Exposure:
Total investment exposure is a fund’s assets managed by the Adviser that are attributable to financial leverage. For these purposes, financial leverage includes a fund’s use of preferred stock and borrowings and investments in the residual interest certificates (also called inverse floating rate securities) in the residual interest certificates (also called inverse floating rate securities) in tender option bond (TOB) trusts, including the portion of assets heId by a TOB trust that has been effectively financed by the trust’s issuance of floating rate securities.
Zero Coupon Bond:
A zero coupon bond does not pay a regular interest coupon to its holders during the life of the bond. Income to the holder of the bond comes from accretion of the difference between the original purchase price of the bond at issuance and the par value of the bond at maturity and is effectively paid at maturity. The market prices of zero coupon bonds generally are more volatile than the market prices of bonds that pay interest periodically.

Liquidity Risk Management Program
(Unaudited)

Discussion of the operation and effectiveness of the Funds’ liquidity risk management program
In compliance with Rule 22e-4 under the Investment Company Act of 1940, as amended (the “Liquidity Rule”), each Fund covered in this Report (the
“Funds”) has adopted and implemented a liquidity risk management program (the “Program”), which is designed to manage the Fund’s liquidity risk. The Program consists of various protocols for assessing and managing each Fund’s liquidity risk. The Funds’ Board of Trustees (the "Board")
previously designated Nuveen Fund Advisors, LLC, the Funds’ investment adviser, as the Administrator of the Program. The adviser’s Liquidity
Monitoring and Analysis Team (“LMAT”) carries out day-to-day Program management with oversight by the adviser’s Liquidity Oversight Sub-
Committee (the “LOSC”). The LOSC is composed of personnel from the adviser and Teachers Advisors, LLC, an affiliate of the adviser.
At a May 23-25, 2023 meeting of the Board, the Administrator provided the Board with a written report addressing the Program’s operation, adequacy and effectiveness of implementation for calendar year 2022 (the “Review Period”), as required under the Liquidity Rule. The report noted
that the Program has been and continues to be adequately and effectively implemented to monitor and (as applicable) respond to each Fund’s liquidity developments.
In accordance with the Program, the LMAT assesses each Fund’s liquidity risk no less frequently than annually based on various factors, such as (1)
the Fund’s investment strategy and the liquidity of portfolio investments, (ii) cash flow projections, and (ii) holdings of cash and cash equivalents, borrowing arrangements, and other funding sources. Certain factors are considered under both normal and reasonably foreseeable stressed conditions.
Each Fund portfolio investment is classified into one of four liquidity categories (including the most liquid, “Highly Liquid”, and the least liquid,
“Illiquid”, discussed below), The classification is based on a determination of how long it is reasonably expected to take to convert the investment into cash, or sell or dispose of the investment, in current market conditions without significantly changing the market value of the investment
Liquidity classification determinations take into account various market, trading, and investment-specific considerations, as well as market depth, and use third- party vendor data.
Any Fund that does not primarily hold highly liquid investments must, among other things, determine a minimum percentage of Fund assets that must be invested in highly liquid investments (a “Highly Liquid Investment Minimum”). During the Review Period, each Fund primarily held Highly
Liquid investments and therefore was exempt from the requirement to adopt a Highly Liquid Investment Minimum and to comply with the related requirements under the Liquidity Rule.
The Liquidity Rule also limits a Fund’s investments in Illiquid investments. Specifically, the Liquidity Rule prohibits a Fund from acquiring Illiquid investments if doing so would result in the Fund holding more than 15% of its net assets in illiquid investments, and requires certain reporting to the
Fund Board and the Securities and Exchange Commission any time a Fund’s holdings of Illiquid investments exceeds 15% of net assets. During the
Review Period, no Fund exceeded the 15% limit on Illiquid investments.

Nuveen Securities, LLC, member FINRA and SIPC 333 West Wacker Drive Chicago, IL 60606 www.nuveen.com
MSA-MAPS-0124P 3424114-INV-B-03/25
Nuveen:
Serving Investors for Generations
Since 1898, financial advisors and their clients have relied on Nuveen to provide dependable investment solutions through continued adherence to proven, long-term investing principles. Today, we offer a range of high quality solutions designed to be integral components of a well-diversified core portfolio.
Focused on meeting investor needs.
Nuveen is the investment manager of TIAA. We have grown into one of the world’s premier global asset managers, with specialist knowledge across all major asset classes and particular strength in solutions that provide income for investors and that draw on our expertise in alternatives and responsible investing. Nuveen is driven not only by the independent investment processes across the firm, but also the insights, risk management, analytics and other tools and resources that a truly world-class platform provides. As a global asset manager, our mission is to work in partnership with our clients to create solutions which help them secure their financial future.
Find out how we can help you.
To learn more about how the products and services of Nuveen may be able to help you meet your financial goals, talk to your financial advisor, or call us at (800) 257-8787. Please read the information provided carefully before you invest. Investors should consider the investment objective and policies, risk considerations, charges and expenses of any investment carefully. Where applicable, be sure to obtain a prospectus, which contains this and other relevant information. To obtain a prospectus, please contact your securities representative or Nuveen, 333 W. Wacker Dr., Chicago, IL 60606.
Please read the prospectus carefully before you invest or send money.
Learn more about Nuveen Funds at:
www.nuveen.com/mutual-funds
NOT FDIC INSURED MAY LOSE VALUE NO BANK GUARANTEE

ITEM 2.	CODE OF ETHICS.

Not applicable to this filing.

ITEM 3.	AUDIT COMMITTEE FINANCIAL EXPERT.

Not applicable to this filing.

ITEM 4.	PRINCIPAL ACCOUNTANT FEES AND SERVICES.

Not applicable to this filing.

ITEM 5.	AUDIT COMMITTEE OF LISTED REGISTRANTS.

Not applicable to this registrant.

ITEM 6.	SCHEDULE OF INVESTMENTS.

(a)	See Portfolio of Investments in Item 1.

(b)	Not applicable.

ITEM 7.	DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable to this registrant.

ITEM 8.	PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable to this registrant.

ITEM 9.	PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.

Not applicable to this registrant.

ITEM 10.	SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

There have been no material changes to the procedures by which shareholders may recommend nominees to the registrant’s Board implemented after the registrant last provided disclosure in response to this Item.

ITEM 11.	CONTROLS AND PROCEDURES.

(a)	The registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”) (17 CFR 270.30a-3(c))) are effective, as of a date within 90 days of the filing date of this report that includes the disclosure required by this paragraph, based on their evaluation of the controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934, as amended (the “Exchange Act”) (17 CFR 240.13a-15(b) or 240.15d-15(b)).

(b)	There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d)) that occurred during the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

ITEM 12.	DISCLOSURE OF SECURITIES LENDING ACTIVITIES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 13.	EXHIBITS.

File the exhibits listed below as part of this Form.

(a	)(1)	Any code of ethics, or amendment thereto, that is the subject of the disclosure required by Item 2, to the extent that the registrant intends to satisfy the Item 2 requirements through filing of an exhibit: Not applicable to this filing.

(a	)(2)	A separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the 1940 Act (17 CFR 270.30a-2(a)) in the exact form set forth below: See EX-99.CERT attached hereto.

(a	)(3)	Any written solicitation to purchase securities under Rule 23c-1 under the 1940 Act (17 CFR 270.23c-1) sent or given during the period covered by the report by or on behalf of the registrant to 10 or more persons: Not applicable to this registrant.

(a	)(4)	Change in the registrant’s independent public accountant. Not applicable.

(b	)	If the report is filed under Section 13(a) or 15(d) of the Exchange Act, provide the certifications required by Rule 30a-2(b) under the 1940 Act (17 CFR 270.30a-2(b)), Rule 13a-14(b) or Rule 15d-14(b) under the Exchange Act (17 CFR 240.13a-14(b) or 240.15d-14(b)), and Section 1350 of Chapter 63 of Title 18 of the United States Code (18 U.S.C. 1350) as an Exhibit. A certification furnished pursuant to this paragraph will not be deemed “filed” for purposes of Section 18 of the Exchange Act (15 U.S.C. 78r), or otherwise subject to the liability of that section. Such certification will not be deemed to be incorporated by reference into any filing under the Securities Act of 1933 or the Exchange Act, except to the extent that the registration specifically incorporates it by reference: See EX-99.906 CERT attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) Nuveen Managed Accounts Portfolios Trust

By (Signature and Title)	/s/ Jordan M. Farris
Jordan M. Farris
Chief Administrative Officer

Date: April 3, 2024

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)	/s/ Jordan M. Farris
Jordan M. Farris
Chief Administrative Officer
(principal executive officer)

Date: April 3, 2024

By (Signature and Title)	/s/ E. Scott Wickerham
E. Scott Wickerham Vice President and Controller (principal financial officer)

Date: April 3, 2024